THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.7%
	Aerospace & Defense — 0.5%
20,299	Lockheed Martin Corp.	$6,532,624
	Auto Components — 0.7%
220,826	BorgWarner, Inc.	9,272,484
	Automobiles — 1.9%
494,356	General Motors Co.	25,053,962
	Banks — 4.5%
122,156	Citigroup, Inc.	7,083,827
638,405	Citizens Financial Group, Inc.	23,263,478
990,292	Regions Financial Corp.	16,844,867
283,633	US Bancorp	12,153,674
		59,345,846
	Beverages — 1.1%
166,223	Monster Beverage Corp.[1]	14,433,143
	Biotechnology — 2.7%
101,986	Amgen, Inc.	24,622,480
39,869	Biogen, Inc.[1]	11,267,378
		35,889,858
	Building Products — 1.9%
311,801	Carrier Global Corp.	12,004,339
154,258	Fortune Brands Home & Security, Inc.	13,304,752
		25,309,091
	Capital Markets — 4.8%
124,249	Ameriprise Financial, Inc.	24,585,150
365,013	Bank of New York Mellon Corp. (The)	14,538,468
129,541	Morgan Stanley	8,685,724
220,843	State Street Corp.	15,459,010
		63,268,352
	Commercial Services & Supplies — 0.5%
69,289	Republic Services, Inc.	6,272,040
	Communications Equipment — 4.0%
29,957	Arista Networks, Inc.[1]	9,213,575
245,651	Ciena Corp.[1]	13,115,307
247,498	Cisco Systems, Inc.	11,033,461
94,849	F5 Networks, Inc.[1]	18,585,661
		51,948,004
	Construction & Engineering — 1.0%
178,065	Quanta Services, Inc.	12,548,241
	Containers & Packaging — 1.4%
351,692	International Paper Co.	17,693,625
	Diversified Telecommunication Services — 1.9%
444,650	AT&T, Inc.	12,730,330
213,824	Verizon Communications, Inc.	11,706,864
		24,437,194
	Electric Utilities — 0.5%
236,294	PPL Corp.	6,538,255
	Electrical Equipment — 0.4%
51,285	AMETEK, Inc.	5,808,539
See Notes to Schedules of Portfolio Investments
1

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electronic Equipment, Instruments & Components — 0.5%
45,371	CDW Corp.	$5,973,546
	Energy Equipment & Services — 1.3%
830,302	Baker Hughes Co.	16,680,767
	Entertainment — 4.1%
272,484	Activision Blizzard, Inc.	24,796,044
146,663	Electronic Arts, Inc.	21,002,141
41,997	Take-Two Interactive Software, Inc.[1]	8,418,299
		54,216,484
	Equity Real Estate Investment Trusts — 2.9%
47,472	American Tower Corp.	10,793,234
33,539	Crown Castle International Corp.	5,341,421
215,563	Prologis, Inc.	22,246,102
		38,380,757
	Food & Staples Retailing — 1.8%
682,375	Kroger Co. (The)	23,541,938
	Food Products — 2.3%
333,786	Conagra Brands, Inc.	11,548,996
217,599	General Mills, Inc.	12,642,502
108,341	Kellogg Co.	6,385,618
		30,577,116
	Health Care Providers & Services — 6.6%
53,772	Anthem, Inc.	15,969,209
108,874	Cardinal Health, Inc.	5,849,800
63,439	Cigna Corp.	13,769,435
107,690	CVS Health Corp.	7,715,988
174,729	DaVita, Inc.[1]	20,507,943
129,481	McKesson Corp.	22,590,550
		86,402,925
	Household Durables — 2.7%
224,908	DR Horton, Inc.	17,272,934
219,173	Lennar Corp. - Class A	18,224,235
		35,497,169
	Household Products — 2.0%
144,843	Church & Dwight Co., Inc.	12,229,095
175,838	Colgate-Palmolive Co.	13,715,364
		25,944,459
	Independent Power & Renewable Electricity Producer — 1.7%
899,506	AES Corp. (The)	21,938,951
	Insurance — 1.6%
249,961	Aflac, Inc.	11,293,238
188,161	MetLife, Inc.	9,059,952
		20,353,190
	Interactive Media & Services — 3.5%
12,969	Alphabet, Inc. - Class A1	23,699,032
83,365	Facebook, Inc. - Class A1	21,535,680
		45,234,712
	Internet & Direct Marketing Retail — 1.8%
407,859	eBay, Inc.	23,048,112
See Notes to Schedules of Portfolio Investments
2

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	IT Services — 6.3%
75,286	Accenture PLC - Class A	$18,213,189
295,041	Amdocs, Ltd.	20,835,795
161,583	Cognizant Technology Solutions Corp. - Class A	12,595,395
64,248	Fiserv, Inc.[1]	6,597,627
100,270	PayPal Holdings, Inc.[1]	23,494,264
		81,736,270
	Machinery — 1.0%
47,398	Parker-Hannifin Corp.	12,541,985
	Media — 2.2%
452,489	Comcast Corp. - Class A	22,429,880
207,504	Fox Corp. - Class A	6,469,974
		28,899,854
	Metals & Mining — 1.4%
309,132	Newmont Corp.	18,424,267
	Multi-line Retail — 1.6%
116,737	Target Corp.	21,149,242
	Pharmaceuticals — 4.0%
85,476	Johnson & Johnson	13,943,700
245,604	Merck & Co., Inc.	18,928,700
286,718	Pfizer, Inc.	10,293,176
502,926	Viatris, Inc.[1]	8,544,713
		51,710,289
	Professional Services — 0.5%
317,564	Nielsen Holdings PLC	7,091,204
	Road & Rail — 1.0%
158,387	CSX Corp.	13,582,477
	Semiconductors & Semiconductor Equipment — 5.6%
237,615	Applied Materials, Inc.	22,972,618
37,540	Lam Research Corp.	18,167,483
57,496	Qorvo, Inc.[1]	9,824,916
80,230	Skyworks Solutions, Inc.	13,578,928
76,840	Teradyne, Inc.	8,719,803
		73,263,748
	Software — 8.5%
330,021	Dropbox, Inc. - Class A1	7,468,375
159,861	Fortinet, Inc.[1]	23,139,880
106,623	Microsoft Corp.	24,732,271
337,220	Oracle Corp.	20,378,205
30,730	Salesforce.com, Inc.[1]	6,931,459
95,741	SS&C Technologies Holdings, Inc.	6,020,194
88,396	Synopsys, Inc.[1]	22,580,758
		111,251,142
	Specialty Retail — 3.3%
181,363	Best Buy Co., Inc.	19,735,922
22,965	Home Depot, Inc. (The)	6,219,381
104,309	Lowe’s Cos., Inc.	17,403,957
		43,359,260
	Technology Hardware, Storage & Peripherals — 3.7%
170,476	Apple, Inc.	22,496,013
695,964	Hewlett Packard Enterprise Co.	8,588,196
See Notes to Schedules of Portfolio Investments
3

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Technology Hardware, Storage & Peripherals — (Continued)
692,149	HP, Inc.	$16,846,906
		47,931,115
	TOTAL COMMON STOCKS (Cost $910,668,971)	1,303,082,237
Face Amount
REPURCHASE AGREEMENT* — 0.1%
$511,861	With Fixed Income Clearing Corp., dated 1/29/21, 0.00%, principal and interest in the amount of $511,861, due 2/1/21, (collateralized by a U.S. Treasury Note with a par value of $502,000, coupon rate of 2.125%, due 12/31/2022, market value of $522,111)	511,861
	TOTAL REPURCHASE AGREEMENT (Cost $511,861)	511,861
TOTAL INVESTMENTS (Cost $911,180,832)	99.8%	$1,303,594,098
OTHER ASSETS IN EXCESS OF LIABILITIES	0.2	3,092,437
NET ASSETS	100.0%	$1,306,686,535

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
4

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.7%
	Air Freight & Logistics — 1.5%
386,980	Expeditors International of Washington, Inc.	$34,642,450
	Auto Components — 0.6%
307,642	BorgWarner, Inc.	12,917,888
	Beverages — 1.3%
349,893	Monster Beverage Corp.[1]	30,381,209
	Biotechnology — 7.1%
230,151	Amgen, Inc.	55,565,356
178,253	Biogen, Inc.[1]	50,376,080
79,582	Regeneron Pharmaceuticals, Inc.[1]	40,096,595
71,023	Vertex Pharmaceuticals, Inc.[1]	16,269,949
		162,307,980
	Capital Markets — 2.1%
424,945	Intercontinental Exchange, Inc.	46,892,681
	Communications Equipment — 2.9%
215,459	Arista Networks, Inc.[1]	66,266,570
	Containers & Packaging — 2.3%
219,094	Avery Dennison Corp.	33,054,712
393,189	Berry Global Group, Inc.[1]	19,411,741
		52,466,453
	Electronic Equipment, Instruments & Components — 5.4%
492,666	Amphenol Corp. - Class A	61,524,130
467,974	CDW Corp.	61,613,457
		123,137,587
	Entertainment — 5.6%
252,176	Activision Blizzard, Inc.	22,948,016
460,437	Electronic Arts, Inc.	65,934,578
198,971	Take-Two Interactive Software, Inc.[1]	39,883,737
		128,766,331
	Equity Real Estate Investment Trusts — 1.7%
168,335	American Tower Corp.	38,272,646
	Food & Staples Retailing — 1.2%
78,485	Costco Wholesale Corp.	27,660,468
	Health Care Providers & Services — 6.2%
530,288	AmerisourceBergen Corp.	55,256,009
142,726	DaVita, Inc.[1]	16,751,751
264,176	McKesson Corp.	46,090,787
68,535	UnitedHealth Group, Inc.	22,861,905
		140,960,452
	Household Durables — 1.5%
415,225	Lennar Corp. - Class A	34,525,959
	Household Products — 2.4%
382,451	Church & Dwight Co., Inc.	32,290,338
172,239	Procter & Gamble Co. (The)	22,082,762
		54,373,100
	Insurance — 1.0%
208,409	Marsh & McLennan Cos., Inc.	22,906,233
See Notes to Schedules of Portfolio Investments
5

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Interactive Media & Services — 5.6%
36,596	Alphabet, Inc. - Class A1	$66,874,067
234,413	Facebook, Inc. - Class A1	60,555,910
		127,429,977
	Internet & Direct Marketing Retail — 2.8%
1,133,569	eBay, Inc.	64,057,984
	IT Services — 8.5%
181,962	Automatic Data Processing, Inc.	30,045,565
319,609	Booz Allen Hamilton Holding Corp.	27,221,099
221,470	Cognizant Technology Solutions Corp. - Class A	17,263,586
134,196	Leidos Holdings, Inc.	14,232,828
462,771	Paychex, Inc.	40,409,164
274,211	PayPal Holdings, Inc.[1]	64,250,379
		193,422,621
	Multi-line Retail — 2.3%
267,834	Dollar General Corp.	52,123,175
	Pharmaceuticals — 0.7%
95,456	Johnson & Johnson	15,571,737
	Semiconductors & Semiconductor Equipment — 5.9%
631,531	Applied Materials, Inc.	61,056,417
107,050	KLA-Tencor Corp.	29,981,494
57,262	Lam Research Corp.	27,711,945
43,091	Monolithic Power Systems, Inc.	15,309,801
		134,059,657
	Software — 18.1%
23,719	Adobe, Inc.[1]	10,881,566
483,846	Cadence Design Systems, Inc.[1]	63,088,680
1,276,764	Dropbox, Inc. - Class A1	28,893,169
436,968	Fortinet, Inc.[1]	63,251,118
279,386	Microsoft Corp.	64,806,376
992,620	Oracle Corp.	59,984,027
836,040	SS&C Technologies Holdings, Inc.	52,570,195
224,941	Synopsys, Inc.[1]	57,461,178
85,688	VMware, Inc. - Class A1	11,812,091
		412,748,400
	Specialty Retail — 8.3%
563,258	Best Buy Co., Inc.	61,293,736
192,154	Home Depot, Inc. (The)	52,039,146
374,671	Lowe’s Cos., Inc.	62,513,856
90,180	Tractor Supply Co.	12,782,113
		188,628,851
	Technology Hardware, Storage & Peripherals — 3.7%
465,641	Apple, Inc.	61,445,987
313,616	Dell Technologies, Inc. - Class C1	22,859,470
		84,305,457
	Tobacco — 1.0%
582,813	Altria Group, Inc.	23,941,959
	TOTAL COMMON STOCKS (Cost $1,507,217,168)	2,272,767,825
See Notes to Schedules of Portfolio Investments
6

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2021 - (Unaudited)
Face Amount		Value
REPURCHASE AGREEMENT* — 0.1%
$1,915,724	With Fixed Income Clearing Corp., dated 1/29/21, 0.00%, principal and interest in the amount of $1,915,724, due 2/1/21, (collateralized by a U.S. Treasury Note with a par value of $1,878,800, coupon rate of 2.125%, due 12/31/2022, market value of $1,954,067)	$1,915,724
TOTAL REPURCHASE AGREEMENT (Cost $1,915,724)		1,915,724
TOTAL INVESTMENTS (Cost $1,509,132,892)	99.8%	$2,274,683,549
OTHER ASSETS IN EXCESS OF LIABILITIES	0.2	5,370,397
NET ASSETS	100.0%	$2,280,053,946

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
7

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.3%
	Automobiles — 1.7%
1,449	Ford Motor Co.	$15,258
360	General Motors Co.	18,245
		33,503
	Banks — 8.8%
813	Citigroup, Inc.	47,146
1,261	Fifth Third Bancorp	36,481
756	KeyCorp.	12,746
1,500	Regions Financial Corp.	25,515
1,538	Wells Fargo & Co.	45,955
		167,843
	Biotechnology — 1.2%
79	Biogen, Inc.[1]	22,326
	Building Products — 0.9%
192	Fortune Brands Home & Security, Inc.	16,560
	Capital Markets — 8.6%
241	Ameriprise Financial, Inc.	47,687
930	Bank of New York Mellon Corp. (The)	37,042
372	Intercontinental Exchange, Inc.	41,050
336	Morgan Stanley	22,529
127	Nasdaq, Inc.	17,179
		165,487
	Chemicals — 1.3%
324	Axalta Coating Systems, Ltd.[1]	8,745
157	Eastman Chemical Co.	15,441
		24,186
	Construction & Engineering — 0.6%
165	Quanta Services, Inc.	11,628
	Containers & Packaging — 1.9%
705	International Paper Co.	35,468
	Diversified Consumer Services — 0.5%
192	Service Corp. International	9,683
	Diversified Telecommunication Services — 4.4%
896	AT&T, Inc.	25,652
2,783	Lumen Technologies, Inc.	34,454
440	Verizon Communications, Inc.	24,090
		84,196
	Electric Utilities — 2.6%
295	Evergy, Inc.	15,850
583	Southern Co. (The)	34,351
		50,201
	Electrical Equipment — 1.6%
267	Eaton Corp. PLC	31,426
	Electronic Equipment, Instruments & Components — 1.2%
121	Arrow Electronics, Inc.[1]	11,813
292	Corning, Inc.	10,474
		22,287
	Energy Equipment & Services — 3.9%
1,940	Baker Hughes Co.	38,975
See Notes to Schedules of Portfolio Investments
8

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Energy Equipment & Services — (Continued)
1,649	Schlumberger, Ltd.	$36,624
		75,599
	Entertainment — 0.5%
73	Electronic Arts, Inc.	10,454
	Equity Real Estate Investment Trusts — 2.8%
419	Prologis, Inc.	43,241
395	VICI Properties, Inc.	9,985
		53,226
	Food & Staples Retailing — 3.2%
1,232	Kroger Co. (The)	42,504
135	Walmart, Inc.	18,966
		61,470
	Food Products — 4.2%
186	Archer-Daniels-Midland Co.	9,302
556	General Mills, Inc.	32,303
323	Kellogg Co.	19,038
324	Tyson Foods, Inc. - Class A	20,836
		81,479
	Health Care Providers & Services — 6.9%
81	Anthem, Inc.	24,055
163	Cigna Corp.	35,379
638	CVS Health Corp.	45,713
159	McKesson Corp.	27,741
		132,888
	Household Durables — 1.5%
235	DR Horton, Inc.	18,048
233	PulteGroup, Inc.	10,135
		28,183
	Household Products — 1.3%
200	Procter & Gamble Co. (The)	25,642
	Independent Power & Renewable Electricity Producer — 1.7%
1,300	AES Corp. (The)	31,707
	Insurance — 2.5%
279	American International Group, Inc.	10,446
238	MetLife, Inc.	11,460
337	Prudential Financial, Inc.	26,380
		48,286
	Interactive Media & Service — 0.7%
7	Alphabet, Inc. - Class A1	12,791
	IT Services — 2.0%
203	Amdocs, Ltd.	14,336
318	Cognizant Technology Solutions Corp. - Class A	24,788
		39,124
	Machinery — 4.4%
189	Cummins, Inc.	44,305
103	Parker-Hannifin Corp.	27,255
73	Snap-on, Inc.	13,139
		84,699
See Notes to Schedules of Portfolio Investments
9

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Media — 5.8%
481	Comcast Corp. - Class A	$23,843
333	Discovery, Inc. - Class C1	11,665
413	Fox Corp. - Class A	12,877
746	Fox Corp. - Class B1	22,298
443	Interpublic Group of Cos., Inc. (The)	10,663
467	Omnicom Group, Inc.	29,132
		110,478
	Metals & Mining — 1.0%
170	Reliance Steel & Aluminum Co.	19,734
	Multi-line Retail — 0.6%
63	Target Corp.	11,414
	Multi-Utilities — 1.2%
423	Public Service Enterprise Group, Inc.	23,870
	Pharmaceuticals — 5.4%
575	Bristol-Myers Squibb Co.	35,322
83	Jazz Pharmaceuticals PLC[1]	12,907
1,027	Pfizer, Inc.	36,869
1,069	Viatris, Inc.[1]	18,162
		103,260
	Professional Services — 0.6%
474	Nielsen Holdings PLC	10,584
	Real Estate Management & Development — 2.1%
665	CBRE Group, Inc. - Class A1	40,552
	Road & Rail — 2.2%
375	CSX Corp.	32,158
41	Norfolk Southern Corp.	9,701
		41,859
	Semiconductors & Semiconductor Equipment — 3.7%
569	Applied Materials, Inc.	55,011
302	Intel Corp.	16,764
		71,775
	Software — 1.9%
592	Oracle Corp.	35,775
	Specialty Retail — 1.5%
266	Best Buy Co., Inc.	28,946
	Technology Hardware, Storage & Peripherals — 0.7%
544	HP, Inc.	13,241
	Tobacco — 0.5%
121	Philip Morris International, Inc.	9,638
	Trading Companies & Distributors — 1.2%
91	United Rentals, Inc.[1]	22,114
	TOTAL COMMON STOCKS (Cost $1,554,930)	1,903,582
See Notes to Schedules of Portfolio Investments
10

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2021 - (Unaudited)
Face Amount		Value
REPURCHASE AGREEMENT* — 0.7%
$14,100	With Fixed Income Clearing Corp., dated 1/29/21, 0.00%, principal and interest in the amount of $14,100, due 2/1/21, (collateralized by a U.S. Treasury Note with a par value of $13,900, coupon rate of 2.125%, due 12/31/2022, market value of $14,457)	$14,100
TOTAL REPURCHASE AGREEMENT (Cost $14,100)		14,100
TOTAL INVESTMENTS (Cost $1,569,030)	100.0%	$1,917,682
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	90
NET ASSETS	100.0%	$1,917,772

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
11

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — 98.8%
	Air Freight & Logistics — 0.5%
127	Atlas Air Worldwide Holdings, Inc.[1]	$6,581
	Auto Components — 1.0%
233	Cooper Tire & Rubber Co.	8,563
98	Standard Motor Products, Inc.	3,844
		12,407
	Banks — 10.1%
363	Cathay General Bancorp	12,277
519	Central Pacific Financial Corp.	10,318
257	Financial Institutions, Inc.	5,883
1,455	First BanCorp	13,240
211	First Financial Corp.	8,100
489	First Foundation, Inc.	9,907
408	Hilltop Holdings, Inc.	12,256
853	Hope Bancorp, Inc.	9,537
224	Independent Bank Group, Inc.	13,758
985	Investors Bancorp, Inc.	11,337
342	Pacific Premier Bancorp, Inc.	11,372
906	Valley National Bancorp	9,250
		127,235
	Beverages — 0.8%
663	Primo Water Corp.	10,243
	Biotechnology — 11.4%
2,992	Akebia Therapeutics, Inc.[1]	9,694
263	AnaptysBio, Inc.[1]	6,817
1,463	Assembly Biosciences, Inc.[1]	8,164
2,600	Catalyst Pharmaceuticals, Inc.[1]	9,464
1,458	CytomX Therapeutics, Inc.[1]	10,075
400	Dicerna Pharmaceuticals, Inc.[1]	8,988
170	Eagle Pharmaceuticals, Inc.[1]	7,934
266	Editas Medicine, Inc.[1]	16,319
147	MacroGenics, Inc.[1]	3,005
753	Prothena Corp. PLC[1]	8,441
917	Sangamo BioSciences, Inc.[1]	12,526
2,795	Spectrum Pharmaceuticals, Inc.[1]	10,034
721	Travere Therapeutics, Inc.[1]	18,205
621	Vanda Pharmaceuticals, Inc.[1]	8,905
121	Xencor, Inc.[1]	5,536
		144,107
	Building Products — 3.7%
389	Builders FirstSource, Inc.[1]	14,879
1,568	Cornerstone Building Brands, Inc.[1]	17,844
64	Masonite International Corp.[1]	6,368
337	Quanex Building Products Corp.	7,411
		46,502
	Capital Markets — 3.0%
865	Brightsphere Investment Group, Inc.	15,855
363	Federated Hermes, Inc.	9,801
234	Stifel Financial Corp.	12,126
		37,782
	Chemicals — 0.7%
148	Minerals Technologies, Inc.	9,121
See Notes to Schedules of Portfolio Investments
12

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Commercial Services & Supplies — 1.7%
634	ACCO Brands Corp.	$5,129
305	Herman Miller, Inc.	10,447
283	KAR Auction Services, Inc.	5,224
		20,800
	Communications Equipment — 1.4%
214	NETGEAR, Inc.[1]	8,858
545	Viavi Solutions, Inc.[1]	8,420
		17,278
	Construction & Engineering — 2.1%
246	Arcosa, Inc.	13,724
214	Primoris Services Corp.	6,229
408	Tutor Perini Corp.[1]	6,079
		26,032
	Consumer Finance — 1.0%
1,082	Navient Corp.	12,178
	Containers & Packaging — 0.8%
803	O-I Glass, Inc.	10,150
	Diversified Consumer Services — 2.1%
316	Adtalem Global Education, Inc.[1]	12,194
272	American Public Education, Inc.[1]	7,828
230	Stride, Inc.[1]	5,923
		25,945
	Diversified Telecommunication Services — 1.1%
294	Ooma, Inc.[1]	3,960
815	Vonage Holdings Corp.[1]	10,171
		14,131
	Electric Utilities — 1.1%
98	ALLETE, Inc.	6,158
179	Otter Tail Corp.	7,105
		13,263
	Electronic Equipment, Instruments & Components — 1.9%
59	Plexus Corp.[1]	4,538
230	Sanmina Corp.[1]	7,153
528	TTM Technologies, Inc.[1]	7,080
252	Vishay Intertechnology, Inc.	5,431
		24,202
	Equity Real Estate Investment Trusts — 5.1%
799	Brandywine Realty Trust REIT	8,789
479	CareTrust REIT, Inc.	10,758
1,303	City Office REIT, Inc.	12,274
82	EastGroup Properties, Inc.	11,082
331	National Storage Affiliates Trust	12,095
322	STAG Industrial, Inc.	9,596
		64,594
	Food & Staples Retailing — 1.3%
200	BJ’s Wholesale Club Holdings, Inc.[1]	8,414
440	SpartanNash Co.	8,149
		16,563
See Notes to Schedules of Portfolio Investments
13

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Gas Utilities — 1.7%
485	South Jersey Industries, Inc.	$11,203
177	Southwest Gas Holdings, Inc.	10,613
		21,816
	Health Care Equipment & Supplies — 3.8%
1,295	Invacare Corp.	12,121
180	NuVasive, Inc.[1]	9,673
971	OraSure Technologies, Inc.[1]	14,788
150	Orthofix Medical, Inc.[1]	6,062
288	SeaSpine Holdings Corp.[1]	4,683
		47,327
	Health Care Providers & Services — 3.2%
70	ModivCare, Inc.[1]	11,100
209	Patterson Cos., Inc.	6,621
615	Select Medical Holdings Corp.[1]	15,805
150	Tenet Healthcare Corp.[1]	7,091
		40,617
	Health Care Technology — 1.0%
730	Allscripts Healthcare Solutions, Inc.[1]	12,045
	Household Durables — 2.6%
126	Meritage Homes Corp.[1]	10,113
52	TopBuild Corp.[1]	10,397
629	Tri Pointe Homes, Inc.[1]	12,706
		33,216
	Household Products — 1.0%
104	Central Garden & Pet Co.[1]	4,398
206	Central Garden & Pet Co. - Class A1	8,034
		12,432
	Insurance — 1.9%
486	CNO Financial Group, Inc.	10,308
243	Employers Holdings, Inc.	7,411
139	Stewart Information Services Corp.	6,447
		24,166
	Interactive Media & Service — 0.8%
328	Cargurus, Inc.[1]	9,594
	IT Services — 4.6%
228	CSG Systems International, Inc.	9,824
120	ExlService Holdings, Inc.[1]	9,202
710	Hackett Group, Inc. (The)	9,670
372	Perficient, Inc.[1]	20,315
245	Sykes Enterprises, Inc.[1]	9,455
		58,466
	Leisure Equipment & Products — 1.1%
453	Vista Outdoor, Inc.[1]	13,214
	Life Sciences Tools & Services — 0.7%
317	Luminex Corp.	8,905
	Machinery — 0.6%
504	Wabash National Corp.	8,039
	Media — 1.7%
628	Gray Television, Inc.[1]	10,707
See Notes to Schedules of Portfolio Investments
14

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Media — (Continued)
779	iHeartMedia, Inc. - Class A1	$11,327
		22,034
	Metals & Mining — 1.6%
629	Alcoa Corp.[1]	11,322
420	Commercial Metals Co.	8,270
		19,592
	Mortgage Real Estate Investment Trust — 0.5%
587	ARMOUR Residential REIT, Inc.	6,557
	Multi-line Retail — 0.7%
156	Big Lots, Inc.	9,310
	Multi-Utilities — 0.4%
116	Unitil Corp.	4,729
	Oil, Gas & Consumable Fuels — 2.5%
400	CVR Energy, Inc.	6,840
1,504	DHT Holdings, Inc.	8,076
527	Teekay Tankers, Ltd. - Class A1	5,402
363	World Fuel Services Corp.	11,104
		31,422
	Paper & Forest Products — 0.7%
297	Domtar Corp.	8,901
	Personal Products — 0.4%
150	Edgewell Personal Care Co.	5,010
	Pharmaceuticals — 0.9%
781	Alder Biopharmaceuticals, Inc.[1,2]	0
395	Supernus Pharmaceuticals, Inc.[1]	11,609
		11,609
	Professional Services — 1.4%
104	ASGN, Inc.[1]	8,623
314	Heidrick & Struggles International, Inc.	9,156
		17,779
	Real Estate Management & Development — 0.8%
752	Realogy Holdings Corp.[1,3]	10,678
	Semiconductors & Semiconductor Equipment — 3.5%
471	Amkor Technology, Inc.	7,310
288	Axcelis Technologies, Inc.[1]	9,861
228	Cohu, Inc.	9,275
284	FormFactor, Inc.[1]	11,607
172	SMART Global Holdings, Inc.[1,3]	6,390
		44,443
	Software — 2.4%
602	ChannelAdvisor Corp.[1]	12,341
222	Progress Software Corp.	8,920
479	Xperi Holding Corp.	9,226
		30,487
	Specialty Retail — 2.7%
64	Asbury Automotive Group, Inc.[1]	9,127
108	Group 1 Automotive, Inc.	14,863
See Notes to Schedules of Portfolio Investments
15

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Specialty Retail — (Continued)
239	MarineMax, Inc.[1]	$9,997
		33,987
	Textiles, Apparel & Luxury Goods — 0.5%
229	Lakeland Industries, Inc.[1]	6,366
	Trading Companies & Distributors — 4.3%
182	Beacon Roofing Supply, Inc.[1]	7,238
194	Boise Cascade Co.	9,240
1,707	NOW, Inc.[1]	14,151
215	Rush Enterprises, Inc. - Class A	9,028
185	WESCO International, Inc.[1]	14,081
		53,738
	TOTAL COMMON STOCKS (Cost $993,556)	1,245,593
Face Amount
REPURCHASE AGREEMENT* — 1.4%
$18,082	With Fixed Income Clearing Corp., dated 1/29/21, 0.00%, principal and interest in the amount of $18,082, due 2/1/21, (collateralized by a U.S. Treasury Note with a par value of $17,800, coupon rate of 2.125%, due 12/31/2022, market value of $18,513)	18,082
	TOTAL REPURCHASE AGREEMENT (Cost $18,082)	18,082
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.5%
6,622	State Street Navigator Securities Lending Government Money Market Portfolio[4]	6,622
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $6,622)	6,622
TOTAL INVESTMENTS (Cost $1,018,260)	100.7%	$1,270,297
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.7)	(9,183)
NET ASSETS	100.0%	$1,261,114

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 1 of the Notes to Financial Statements).
[3]	Securities or partial securities on loan. See Note 1.
[4]	Represents an investment of securities lending cash collateral.
See Notes to Schedules of Portfolio Investments
16

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — 98.4%
	Japan — 24.0%
53,316	Astellas Pharma, Inc., Unsponsored ADR	$868,518
62,135	Dai Nippon Printing Co, Ltd., Sponsored ADR	539,332
44,095	Daito Trust Construction Co., Ltd., Sponsored ADR[1]	1,161,903
49,790	Fujitsu, Ltd., Unsponsored ADR[1]	1,534,528
38,389	Honda Motor Co., Ltd., Sponsored ADR[1]	1,016,541
73,529	KDDI Corp., Unsponsored ADR	1,080,876
11,803	Nintendo Co, Ltd., Unsponsored ADR[1]	853,003
13,979	Nippon Telegraph & Telephone Corp., ADR	350,453
32,551	Nitto Denko Corp., Unsponsored ADR[1]	1,475,537
7,489	Omron Corp., Sponsored ADR[1]	666,446
26,819	SoftBank Corp., Unsponsored ADR[1]	354,493
16,128	Sony Corp., Sponsored ADR[1]	1,543,611
6,361	TDK Corp., Sponsored ADR[1]	1,027,938
41,116	Toray Industries, Inc., Unsponsored ADR[1]	537,386
		13,010,565
	Switzerland — 14.0%
49,494	ABB, Ltd., Sponsored ADR[1]	1,460,568
14,312	Adecco Group AG, Unsponsored ADR	446,535
60,204	Credit Suisse Group AG, Sponsored ADR	785,662
71,835	LafargeHolcim, Ltd., Unsponsored ADR[1,2]	773,663
16,964	Novartis AG, Sponsored ADR	1,534,733
6,207	Roche Holding AG, Sponsored ADR	269,446
35,662	STMicroelectronics N.V.[1]	1,424,697
16,260	Swisscom AG, Sponsored ADR[1]	888,934
		7,584,238
	Canada — 11.5%
15,009	Bank of Montreal	1,115,319
10,660	Bank of Nova Scotia (The)[1]	568,071
19,456	Manulife Financial Corp.[1]	351,765
18,821	Royal Bank of Canada[1]	1,522,054
29,061	Sun Life Financial, Inc.	1,344,362
30,894	TC Energy Corp.	1,326,279
		6,227,850
	United Kingdom — 10.3%
10,027	BAE Systems PLC, Sponsored ADR[1]	256,952
21,471	British American Tobacco PLC, Sponsored ADR	784,765
72,969	Imperial Brands PLC, Sponsored ADR[1]	1,484,554
5,358	Mondi PLC, Unsponsored ADR[1]	259,595
5,100	National Grid PLC, Sponsored ADR	296,208
15,007	Persimmon PLC, Unsponsored ADR[1]	1,064,147
25,012	Unilever PLC, Sponsored ADR	1,459,200
		5,605,421
	Germany — 6.7%
84,283	Brenntag AG, Unsponsored ADR	1,322,400
29,725	Daimler AG, Unsponsored ADR	524,052
11,042	Deutsche Post AG, Sponsored ADR	546,689
13,986	Fresenius Medical Care AG & Co. KGaA, ADR	563,216
10,495	Henkel AG & Co. KGaA, Sponsored ADR	272,765
7,321	Zalando SE, Unsponsored ADR[2]	420,665
		3,649,787
	France — 6.6%
19,447	Atos SE, Unsponsored ADR[2]	300,262
13,726	AXA SA, Sponsored ADR	303,207
See Notes to Schedules of Portfolio Investments
17

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	France — (Continued)
59,113	BNP Paribas SA, ADR[2]	$1,427,874
22,264	Danone SA, Sponsored ADR	297,113
23,241	Orange SA, Sponsored ADR	273,082
17,153	Sanofi, ADR	809,793
3,883	Total SE, Sponsored ADR	163,397
		3,574,728
	Australia — 4.1%
108,239	Aurizon Holdings, Ltd., Sponsored ADR	1,303,197
35,708	Sonic Healthcare, Ltd., Sponsored ADR	944,834
		2,248,031
	Sweden — 3.7%
3,904	Evolution Gaming Group AB, ADR[1]	383,841
59,057	SKF AB, Sponsored ADR[1]	1,616,981
		2,000,822
	Netherlands — 3.6%
11,419	Akzo Nobel N.V., Sponsored ADR[1]	388,246
54,000	Koninklijke Ahold Delhaize N.V., Sponsored ADR	1,558,440
		1,946,686
	Hong Kong — 3.2%
22,191	BOC Hong Kong Holdings, Ltd., Sponsored ADR	1,338,561
20,984	Sun Hung Kai Properties, Ltd., Sponsored ADR[1]	286,851
6,947	WH Group, Ltd., Sponsored ADR[1]	113,514
		1,738,926
	Denmark — 3.2%
28,107	Carlsberg AS, Sponsored ADR[1]	825,222
12,885	Novo Nordisk AS, Sponsored ADR[1]	896,796
		1,722,018
	Ireland — 2.6%
34,699	CRH PLC, Sponsored ADR	1,427,517
	Singapore — 2.4%
11,422	Singapore Exchange, Ltd., Unsponsored ADR	1,293,541
	Spain — 1.5%
15,268	Iberdrola SA, Sponsored ADR[1]	830,121
	Italy — 1.0%
25,414	Terna Rete Elettrica Nazionale SPA, Unsponsored ADR[1]	554,788
	TOTAL COMMON STOCKS (Cost $44,589,807)	53,415,039
INVESTMENT OF SECURITY LENDING COLLATERAL* — 21.4%
11,624,856	State Street Navigator Securities Lending Government Money Market Portfolio[3]	11,624,856
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $11,624,856)	11,624,856
TOTAL INVESTMENTS (Cost $56,214,663)	119.8%	$65,039,895
LIABILITIES IN EXCESS OF OTHER ASSETS	(19.8)	(10,736,712)
NET ASSETS	100.0%	$54,303,183
See Notes to Schedules of Portfolio Investments
18

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2021 - (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
[3]	Represents an investment of securities lending cash collateral.

Abbreviatons:
ADR — American Depositary Receipt
See Notes to Schedules of Portfolio Investments
19

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.2%
	Auto Components — 1.4%
6,221	BorgWarner, Inc.	$261,220
3,802	Gentex Corp.	125,656
		386,876
	Banks — 4.8%
3,230	Citigroup, Inc.	187,307
3,369	East West Bancorp, Inc.	201,938
23,006	Regions Financial Corp.	391,332
11,598	Zions Bancorp N.A.	511,936
		1,292,513
	Beverages — 1.5%
7,879	Molson Coors Brewing Co. - Class B	395,211
	Biotechnology — 3.1%
1,390	AbbVie, Inc.	142,447
1,646	Amgen, Inc.	397,394
1,073	Biogen, Inc.[1]	303,241
		843,082
	Building Products — 0.9%
6,318	Carrier Global Corp.	243,243
	Capital Markets — 5.3%
2,558	Ameriprise Financial, Inc.	506,151
3,019	Bank of New York Mellon Corp. (The)	120,247
6,449	Morgan Stanley	432,405
2,393	T Rowe Price Group, Inc.	374,457
		1,433,260
	Chemicals — 1.2%
8,030	Corteva, Inc.	320,076
	Communications Equipment — 2.1%
6,458	Ciena Corp.[1]	344,792
1,224	F5 Networks, Inc.[1]	239,843
		584,635
	Containers & Packaging — 1.5%
8,196	International Paper Co.	412,341
	Diversified Telecommunication Services — 2.9%
14,413	AT&T, Inc.	412,644
7,071	Verizon Communications, Inc.	387,137
		799,781
	Electronic Equipment, Instruments & Components — 3.2%
5,577	Corning, Inc.	200,047
9,523	FLIR Systems, Inc.	495,672
1,371	TE Connectivity, Ltd.	165,069
		860,788
	Energy Equipment & Services — 1.7%
14,456	Baker Hughes Co.	290,421
7,700	Schlumberger, Ltd.	171,017
		461,438
	Entertainment — 5.0%
6,342	Activision Blizzard, Inc.	577,122
2,688	Electronic Arts, Inc.	384,922
See Notes to Schedules of Portfolio Investments
20

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Entertainment — (Continued)
1,956	Take-Two Interactive Software, Inc.[1]	$392,080
		1,354,124
	Equity Real Estate Investment Trusts — 1.5%
690	American Tower Corp.	156,878
2,450	Prologis, Inc.	252,840
		409,718
	Food & Staples Retailing — 2.0%
12,793	Kroger Co. (The)	441,358
810	Walmart, Inc.	113,797
		555,155
	Food Products — 2.9%
9,876	Conagra Brands, Inc.	341,710
7,484	General Mills, Inc.	434,820
		776,530
	Health Care Equipment & Supplies — 1.5%
1,405	West Pharmaceutical Services, Inc.	420,784
	Health Care Providers & Services — 4.9%
7,060	Cardinal Health, Inc.	379,334
1,426	Cigna Corp.	309,513
2,300	DaVita, Inc.[1]	269,951
959	Humana, Inc.	367,403
		1,326,201
	Household Durables — 0.8%
49	NVR, Inc.[1]	217,878
	Household Products — 1.2%
4,102	Colgate-Palmolive Co.	319,956
	Independent Power & Renewable Electricity Producer — 1.9%
21,660	AES Corp. (The)	528,287
	Insurance — 1.6%
9,094	MetLife, Inc.	437,876
	Interactive Media & Service — 1.9%
276	Alphabet, Inc. - Class A1	504,351
	Internet & Direct Marketing Retail — 2.0%
9,492	eBay, Inc.	536,393
	IT Services — 7.8%
1,087	Accenture PLC - Class A	262,967
1,527	Automatic Data Processing, Inc.	252,138
2,213	Cognizant Technology Solutions Corp. - Class A	172,503
3,582	Fiserv, Inc.[1]	367,836
3,798	Leidos Holdings, Inc.	402,816
2,861	PayPal Holdings, Inc.[1]	670,361
		2,128,621
	Life Sciences Tools & Services — 0.9%
456	Thermo Fisher Scientific, Inc.	232,423
	Machinery — 2.6%
1,372	Cummins, Inc.	321,624
1,040	IDEX Corp.	193,638
See Notes to Schedules of Portfolio Investments
21

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Machinery — (Continued)
2,000	Oshkosh Corp.	$183,180
		698,442
	Media — 2.3%
14,951	Discovery, Inc. - Class C1	523,734
4,747	Interpublic Group of Cos., Inc. (The)	114,260
		637,994
	Metals & Mining — 1.0%
2,000	Newmont Corp.	119,200
4,279	Steel Dynamics, Inc.	146,641
		265,841
	Multi-line Retail — 1.0%
1,489	Target Corp.	269,762
	Multi-Utilities — 0.7%
2,600	Dominion Energy, Inc.	189,514
	Pharmaceuticals — 3.0%
3,939	Bristol-Myers Squibb Co.	241,973
1,292	Eli Lilly and Co.	268,697
1,153	Jazz Pharmaceuticals PLC[1]	179,292
7,275	Viatris, Inc.[1]	123,602
		813,564
	Professional Services — 1.0%
12,671	Nielsen Holdings PLC	282,943
	Real Estate Management & Development — 1.6%
7,316	CBRE Group, Inc. - Class A1	446,130
	Road & Rail — 0.5%
1,556	CSX Corp.	133,435
	Semiconductors & Semiconductor Equipment — 4.9%
6,245	Applied Materials, Inc.	603,767
4,787	Intel Corp.	265,726
243	Lam Research Corp.	117,600
2,018	Skyworks Solutions, Inc.	341,546
		1,328,639
	Software — 6.6%
4,176	Cadence Design Systems, Inc.[1]	544,509
4,269	Fortinet, Inc.[1]	617,938
2,772	Microsoft Corp.	642,993
		1,805,440
	Specialty Retail — 4.2%
4,774	Best Buy Co., Inc.	519,507
1,906	Lowe’s Cos., Inc.	318,016
2,455	Williams-Sonoma, Inc.	316,498
		1,154,021
	Technology Hardware, Storage & Peripherals — 2.7%
5,098	Dell Technologies, Inc. - Class C1	371,593
14,636	HP, Inc.	356,241
		727,834
	Textiles, Apparel & Luxury Goods — 0.6%
1,728	Carter’s, Inc.	152,133
See Notes to Schedules of Portfolio Investments
22

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Trading Companies & Distributors — 1.0%
1,140	United Rentals, Inc.[1]	$277,031
	TOTAL COMMON STOCKS (Cost $19,539,885)	26,964,264
Face Amount
REPURCHASE AGREEMENT* — 0.7%
$186,688	With Fixed Income Clearing Corp., dated 1/29/21, 0.00%, principal and interest in the amount of $186,688, due 2/1/21, (collateralized by a U.S. Treasury Note with a par value of $183,100, coupon rate of 2.125%, due 12/31/2022, market value of $190,435)	186,688
	TOTAL REPURCHASE AGREEMENT (Cost $186,688)	186,688
TOTAL INVESTMENTS (Cost $19,726,573)	99.9%	$27,150,952
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	24,849
NET ASSETS	100.0%	$27,175,801

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
23

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.4%
	Aerospace & Defense — 0.7%
633	Northrop Grumman Corp.	$181,424
	Air Freight & Logistics — 1.3%
3,816	Expeditors International of Washington, Inc.	341,608
	Auto Components — 0.5%
3,273	BorgWarner, Inc.	137,433
	Automobiles — 1.4%
7,174	General Motors Co.	363,578
	Banks — 4.2%
16,968	Citizens Financial Group, Inc.	618,314
7,957	East West Bancorp, Inc.	476,943
		1,095,257
	Biotechnology — 3.1%
2,968	AbbVie, Inc.	304,161
3,185	Alexion Pharmaceuticals, Inc.[1]	488,356
		792,517
	Building Products — 0.6%
1,986	Owens Corning	154,114
	Capital Markets — 3.0%
2,122	Ameriprise Financial, Inc.	419,880
5,000	Bank of New York Mellon Corp. (The)	199,150
2,200	Morgan Stanley	147,510
		766,540
	Chemicals — 1.7%
4,525	Eastman Chemical Co.	445,034
	Communications Equipment — 2.1%
6,600	Ciena Corp.[1]	352,374
1,020	F5 Networks, Inc.[1]	199,869
		552,243
	Consumer Finance — 1.5%
4,563	Ally Financial, Inc.	172,664
6,417	Synchrony Financial	215,932
		388,596
	Containers & Packaging — 2.7%
7,400	Graphic Packaging Holding Co.	115,884
11,412	International Paper Co.	574,138
		690,022
	Diversified Consumer Services — 1.0%
4,843	Service Corp. International	244,232
	Diversified Telecommunication Services — 3.2%
15,547	AT&T, Inc.	445,110
6,909	Verizon Communications, Inc.	378,268
		823,378
	Electric Utilities — 1.1%
10,124	PPL Corp.	280,131
	Electronic Equipment, Instruments & Components — 0.6%
1,878	Dolby Laboratories, Inc. - Class A	165,320
See Notes to Schedules of Portfolio Investments
24

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Energy Equipment & Services — 2.2%
27,595	Baker Hughes Co.	$554,384
	Entertainment — 2.1%
2,763	Take-Two Interactive Software, Inc.[1]	553,843
	Equity Real Estate Investment Trusts — 1.2%
1,343	American Tower Corp.	305,344
	Food & Staples Retailing — 2.2%
16,569	Kroger Co. (The)	571,631
	Food Products — 3.9%
13,332	Conagra Brands, Inc.	461,287
9,475	General Mills, Inc.	550,498
		1,011,785
	Gas Utilities — 0.7%
5,000	UGI Corp.	179,950
	Health Care Providers & Services — 6.1%
387	Anthem, Inc.	114,931
3,090	CVS Health Corp.	221,399
6,177	DaVita, Inc.[1]	724,994
2,961	McKesson Corp.	516,606
		1,577,930
	Household Durables — 0.6%
1,908	DR Horton, Inc.	146,534
	Household Products — 1.9%
1,404	Church & Dwight Co., Inc.	118,540
4,904	Colgate-Palmolive Co.	382,512
		501,052
	Independent Power & Renewable Electricity Producer — 0.5%
5,600	AES Corp. (The)	136,584
	Insurance — 2.2%
1,663	Allstate Corp. (The)	178,240
5,019	MetLife, Inc.	241,665
6,100	Unum Group	141,703
		561,608
	Interactive Media & Service — 2.5%
2,525	Facebook, Inc. - Class A1	652,283
	Internet & Direct Marketing Retail — 0.7%
3,000	eBay, Inc.	169,530
	IT Services — 7.3%
507	Accenture PLC - Class A	122,654
5,377	Akamai Technologies, Inc.[1]	597,008
5,179	Cognizant Technology Solutions Corp. - Class A	403,703
3,272	PayPal Holdings, Inc.[1]	766,662
		1,890,027
	Machinery — 3.3%
2,512	Cummins, Inc.	588,863
3,536	ITT, Inc.	264,175
		853,038
See Notes to Schedules of Portfolio Investments
25

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Media — 3.8%
9,576	Comcast Corp. - Class A	$474,682
17,864	Interpublic Group of Cos., Inc. (The)	429,987
1,223	Omnicom Group, Inc.	76,291
		980,960
	Multi-line Retail — 1.0%
1,359	Target Corp.	246,210
	Pharmaceuticals — 3.8%
2,425	Jazz Pharmaceuticals PLC[1]	377,088
1,165	Johnson & Johnson	190,046
11,758	Pfizer, Inc.	422,112
		989,246
	Professional Services — 1.0%
10,976	Nielsen Holdings PLC	245,095
	Real Estate Management & Development — 1.7%
7,106	CBRE Group, Inc. - Class A1	433,324
	Semiconductors & Semiconductor Equipment — 5.4%
7,723	Applied Materials, Inc.	746,660
9,134	Intel Corp.	507,028
1,232	Teradyne, Inc.	139,807
		1,393,495
	Software — 6.8%
6,148	Dropbox, Inc. - Class A1	139,129
3,345	Fortinet, Inc.[1]	484,189
2,712	Microsoft Corp.	629,076
8,363	Oracle Corp.	505,376
		1,757,770
	Specialty Retail — 4.7%
5,434	Best Buy Co., Inc.	591,328
1,164	Home Depot, Inc. (The)	315,234
1,763	Lowe’s Cos., Inc.	294,157
		1,200,719
	Technology Hardware, Storage & Peripherals — 5.1%
2,952	Apple, Inc.	389,546
2,911	Dell Technologies, Inc. - Class C1	212,183
10,847	NetApp, Inc.	720,674
		1,322,403
	TOTAL COMMON STOCKS (Cost $19,495,639)	25,656,172
See Notes to Schedules of Portfolio Investments
26

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2021 - (Unaudited)
Face Amount		Value
REPURCHASE AGREEMENT* — 0.5%
$139,975	With Fixed Income Clearing Corp., dated 1/29/21, 0.00%, principal and interest in the amount of $139,975, due 2/1/21, (collateralized by a U.S. Treasury Note with a par value of $137,300, coupon rate of 2.125%, due 12/31/2022, market value of $142,800)	$139,975
TOTAL REPURCHASE AGREEMENT (Cost $139,975)		139,975
TOTAL INVESTMENTS (Cost $19,635,614)	99.9%	$25,796,147
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	25,186
NET ASSETS	100.0%	$25,821,333

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
27

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — 94.4%
	Air Freight & Logistics — 2.6%
17,220	Expeditors International of Washington, Inc.	$1,541,535
13,340	Hub Group, Inc. - Class A1	702,084
		2,243,619
	Automobiles — 0.6%
13,804	Harley-Davidson, Inc.	553,402
	Banks — 3.7%
19,900	Bank OZK	739,484
27,180	East West Bancorp, Inc.	1,629,169
78,220	FNB Corp.	771,249
		3,139,902
	Beverages — 1.9%
18,180	Monster Beverage Corp.[1]	1,578,569
	Biotechnology — 0.6%
25,620	Coherus Biosciences, Inc.[1]	481,656
	Building Products — 1.8%
18,160	Fortune Brands Home & Security, Inc.	1,566,300
	Capital Markets — 5.1%
22,060	Bank of New York Mellon Corp. (The)	878,650
30,360	Federated Hermes, Inc.	819,720
7,477	Nasdaq, Inc.	1,011,413
15,840	SEI Investments Co.	837,144
14,790	Stifel Financial Corp.	766,418
		4,313,345
	Chemicals — 1.6%
26,400	Dow, Inc.	1,370,160
	Commercial Services & Supplies — 2.1%
36,740	ABM Industries, Inc.	1,349,828
4,800	Republic Services, Inc.	434,496
		1,784,324
	Construction & Engineering — 2.4%
10,200	AECOM[1]	511,020
16,940	EMCOR Group, Inc.[2]	1,495,802
		2,006,822
	Containers & Packaging — 2.0%
33,780	International Paper Co.[2]	1,699,472
	Distributors — 1.8%
42,700	LKQ Corp.[1,2]	1,498,343
	Diversified Telecommunication Services — 1.2%
18,620	Verizon Communications, Inc.	1,019,445
	Electric Utilities — 1.4%
27,900	Exelon Corp.	1,159,524
	Electrical Equipment — 1.8%
12,380	Regal Beloit Corp.	1,553,442
	Electronic Equipment, Instruments & Components — 2.7%
7,840	Arrow Electronics, Inc.[1]	765,419
38,080	Jabil, Inc.	1,575,370
		2,340,789
See Notes to Schedules of Portfolio Investments
28

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Energy Equipment & Services — 1.1%
46,360	Baker Hughes Co.	$931,372
	Entertainment — 1.2%
11,420	Activision Blizzard, Inc.	1,039,220
	Equity Real Estate Investment Trusts — 6.7%
40,414	Gaming and Leisure Properties, Inc.	1,662,228
17,940	Invitation Homes, Inc.	528,871
25,960	Medical Properties Trust, Inc.	548,016
43,200	Omega Healthcare Investors, Inc.	1,564,704
55,000	VICI Properties, Inc.	1,390,400
		5,694,219
	Food & Staples Retailing — 2.6%
30,940	Kroger Co. (The)	1,067,430
49,060	Sprouts Farmers Market, Inc.[1]	1,111,209
		2,178,639
	Food Products — 1.0%
8,480	Archer-Daniels-Midland Co.	424,085
6,980	Kellogg Co.	411,401
		835,486
	Health Care Providers & Services — 5.9%
15,230	Centene Corp.[1,2]	918,369
23,386	CVS Health Corp.	1,675,607
12,900	DaVita, Inc.[1,2]	1,514,073
13,360	Henry Schein, Inc.[1]	879,756
		4,987,805
	Hotels, Restaurants & Leisure — 1.7%
90,280	International Game Technology PLC[3]	1,454,411
	Household Durables — 4.2%
11,700	DR Horton, Inc.[2]	898,560
26,705	KB Home	1,111,996
35,840	PulteGroup, Inc.	1,559,040
		3,569,596
	Insurance — 2.5%
25,980	Fidelity National Financial, Inc.	943,074
24,760	MetLife, Inc.	1,192,194
		2,135,268
	Internet & Direct Marketing Retail — 1.2%
18,260	eBay, Inc.[2]	1,031,873
	IT Services — 3.5%
20,460	Amdocs, Ltd.	1,444,885
39,880	Genpact, Ltd.	1,526,607
		2,971,492
	Machinery — 3.2%
17,880	ITT, Inc.	1,335,815
9,900	Pentair PLC	539,154
7,440	Watts Water Technologies, Inc. - Class A2	893,321
		2,768,290
	Media — 2.7%
22,008	Comcast Corp. - Class A2	1,090,936
See Notes to Schedules of Portfolio Investments
29

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Media — (Continued)
29,000	Discovery, Inc. - Class A1,3	$1,201,180
		2,292,116
	Metals & Mining — 2.2%
29,500	Commercial Metals Co.	580,855
11,020	Reliance Steel & Aluminum Co.	1,279,202
		1,860,057
	Multi-Utilities — 1.4%
20,900	Public Service Enterprise Group, Inc.	1,179,387
	Oil, Gas & Consumable Fuels — 1.6%
84,680	Devon Energy Corp.	1,393,833
	Pharmaceuticals — 1.1%
26,260	Pfizer, Inc.	942,734
	Professional Services — 0.9%
8,880	ASGN, Inc.[1]	736,241
	Semiconductors & Semiconductor Equipment — 4.8%
74,840	Amkor Technology, Inc.	1,161,517
9,560	Applied Materials, Inc.	924,261
15,500	Diodes, Inc.[1]	1,097,090
16,600	Intel Corp.	921,466
		4,104,334
	Software — 6.9%
105,980	Cloudera, Inc.[1]	1,618,314
60,060	Dropbox, Inc. - Class A1	1,359,158
5,080	Microsoft Corp.[2]	1,178,357
16,880	Oracle Corp.	1,020,058
11,320	SS&C Technologies Holdings, Inc.[2]	711,802
		5,887,689
	Specialty Retail — 1.9%
15,060	Best Buy Co., Inc.[2]	1,638,829
	Thrifts & Mortgage Finance — 1.7%
123,760	MGIC Investment Corp.[2]	1,450,467
	Tobacco — 0.5%
10,580	Altria Group, Inc.	434,626
	Wireless Telecommunication Services — 0.6%
17,840	United States Cellular Corp.[1]	556,251
	TOTAL COMMON STOCKS (Cost $57,438,167)	80,383,349
Face Amount
REPURCHASE AGREEMENT* — 4.6%
$3,880,084	With Fixed Income Clearing Corp., dated 1/29/21, 0.00%, principal and interest in the amount of $3,880,084, due 2/1/21, (collateralized by a U.S. Treasury Note with a par value of $3,805,300, coupon rate of 2.125%, due 12/31/2022, market value of $3,957,745)	3,880,084
	TOTAL REPURCHASE AGREEMENT (Cost $3,880,084)	3,880,084
See Notes to Schedules of Portfolio Investments
30

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Shares		Value
INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.4%
1,218,000	State Street Navigator Securities Lending Government Money Market Portfolio[4]	$1,218,000
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $1,218,000)	1,218,000
TOTAL LONG INVESTMENTS (Cost $62,536,251)	100.4%	$85,481,433
COMMON STOCKS SOLD SHORT* — (64.1)%
	Aerospace & Defense — (3.4)%
(6,960)	Boeing Co. (The)	(1,351,562)
(2,740)	TransDigm Group, Inc.[1]	(1,515,987)
		(2,867,549)
	Airlines — (1.3)%
(14,260)	Southwest Airlines Co.	(626,584)
(11,620)	United Airlines Holdings, Inc.[1]	(464,684)
		(1,091,268)
	Banks — (2.3)%
(11,680)	Commerce Bancshares, Inc.	(780,808)
(40,363)	WesBanco, Inc.	(1,170,527)
		(1,951,335)
	Building Products — (2.0)%
(6,240)	Lennox International, Inc.	(1,719,058)
	Chemicals — (2.6)%
(3,340)	Air Products and Chemicals, Inc.	(890,978)
(23,100)	CF Industries Holdings, Inc.	(955,878)
(2,000)	Ecolab, Inc.	(409,020)
		(2,255,876)
	Commercial Services & Supplies — (2.6)%
(125,200)	Covanta Holding Corp.	(1,771,580)
(3,740)	Waste Management, Inc.	(416,337)
		(2,187,917)
	Construction Materials — (1.1)%
(6,240)	Vulcan Materials Co.	(930,634)
	Consumer Finance — (1.9)%
(13,780)	American Express Co.	(1,602,063)
	Containers & Packaging — (0.9)%
(8,580)	Ball Corp.	(755,212)
	Electronic Equipment, Instruments & Components — (1.0)%
(20,040)	National Instruments Corp.	(829,656)
	Equity Real Estate Investment Trusts — (5.3)%
(4,720)	Digital Realty Trust, Inc.	(679,444)
(58,420)	Host Hotels & Resorts, Inc.	(791,591)
(100,660)	Mack-Cali Realty Corp.	(1,281,402)
(80,620)	Sunstone Hotel Investors, Inc. REIT	(862,634)
(21,960)	Vornado Realty Trust	(873,129)
		(4,488,200)
	Food Products — (1.6)%
(5,440)	J&J Snack Foods Corp.	(830,470)
(6,420)	McCormick & Co., Inc.	(574,847)
		(1,405,317)
See Notes to Schedules of Portfolio Investments
31

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Health Care Equipment & Supplies — (2.6)%
(4,820)	Becton Dickinson and Co.	$(1,261,828)
(11,420)	Edwards Lifesciences Corp.[1]	(943,063)
		(2,204,891)
	Health Care Technology — (1.3)%
(5,660)	Inspire Medical Systems, Inc.[1]	(1,140,547)
	Hotels, Restaurants & Leisure — (2.9)%
(9,640)	Cracker Barrel Old Country Store, Inc.	(1,304,389)
(11,360)	Las Vegas Sands Corp.	(546,302)
(2,300)	Vail Resorts, Inc.	(611,708)
		(2,462,399)
	Industrial Conglomerates — (1.8)%
(8,800)	3M Co.	(1,545,808)
	Insurance — (3.3)%
(3,480)	Erie Indemnity Co. - Class A	(845,988)
(12,700)	Progressive Corp. (The)	(1,107,313)
(13,400)	W R Berkley Corp.	(832,676)
		(2,785,977)
	Internet & Direct Marketing Retail — (0.5)%
(220)	Booking Holdings, Inc.[1]	(427,753)
	IT Services — (1.1)%
(7,800)	Fidelity National Information Services, Inc.	(962,988)
	Leisure Product — (1.9)%
(17,600)	Hasbro, Inc.	(1,651,232)
	Machinery — (2.3)%
(5,060)	Deere & Co.	(1,461,328)
(12,180)	Kennametal, Inc.	(461,378)
		(1,922,706)
	Metals & Mining — (0.9)%
(13,380)	Compass Minerals International, Inc.	(779,519)
	Mortgage Real Estate Investment Trust — (1.2)%
(39,580)	Blackstone Mortgage Trust, Inc. - Class A	(1,055,203)
	Oil, Gas & Consumable Fuels — (2.5)%
(26,640)	Cheniere Energy, Inc.[1]	(1,687,111)
(10,320)	ConocoPhillips	(413,110)
		(2,100,221)
	Road & Rail — (1.7)%
(3,220)	AMERCO	(1,489,057)
	Semiconductors & Semiconductor Equipment — (3.5)%
(14,520)	Cree, Inc.[1]	(1,467,681)
(1,600)	NVIDIA Corp.	(831,344)
(5,300)	Silicon Laboratories, Inc.[1]	(695,201)
		(2,994,226)
	Software — (4.1)%
(4,360)	ANSYS, Inc.[1]	(1,545,053)
(10,800)	Pegasystems, Inc.	(1,376,460)
(4,380)	PTC, Inc.[1]	(582,146)
		(3,503,659)
See Notes to Schedules of Portfolio Investments
32

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Specialty Retail — (3.0)%
(30,380)	Monro, Inc.	$(1,776,318)
(6,640)	Ross Stores, Inc.	(738,966)
		(2,515,284)
	Textiles, Apparel & Luxury Goods — (1.5)%
(52,820)	Under Armour, Inc. - Class A1	(924,350)
(5,060)	VF Corp.	(388,962)
		(1,313,312)
	Water Utilities — (2.0)%
(8,040)	California Water Service Group	(439,306)
(26,800)	Essential Utilities, Inc.	(1,240,840)
		(1,680,146)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(53,274,079))	(54,619,013)
TOTAL SHORT INVESTMENTS (Proceeds $(53,274,079))	(64.1)%	$(54,619,013)
TOTAL INVESTMENTS (Cost $9,262,172)	36.3%	$30,862,420
OTHER ASSETS IN EXCESS OF LIABILITIES	63.7	54,254,449
NET ASSETS	100.0%	$85,116,869

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $12,512,624.
[3]	Securities or partial securities on loan. See Note 1.
[4]	Represents an investment of securities lending cash collateral.
See Notes to Schedules of Portfolio Investments
33

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — 128.2%
	Air Freight & Logistics — 3.0%
5,680	Expeditors International of Washington, Inc.	$508,474
9,080	Hub Group, Inc. - Class A1	477,880
		986,354
	Automobiles — 2.2%
69,560	Ford Motor Co.	732,467
	Banks — 4.3%
13,660	Citizens Financial Group, Inc.	497,770
49,520	First Horizon Corp.	687,833
18,700	Huntington Bancshares, Inc.	247,308
		1,432,911
	Beverages — 0.9%
3,260	Monster Beverage Corp.[1]	283,066
	Building Products — 2.0%
7,620	Fortune Brands Home & Security, Inc.	657,225
	Capital Markets — 4.6%
6,660	Bank of New York Mellon Corp. (The)	265,268
4,860	Federated Hermes, Inc.	131,220
5,300	Intercontinental Exchange, Inc.	584,855
3,880	Nasdaq, Inc.	524,847
		1,506,190
	Chemicals — 1.5%
18,600	Huntsman Corp.	491,412
	Communications Equipment — 1.5%
20,380	Juniper Networks, Inc.	497,680
	Construction & Engineering — 3.5%
9,960	EMCOR Group, Inc.[2]	879,468
3,940	Quanta Services, Inc.	277,652
		1,157,120
	Consumer Finance — 2.9%
69,316	SLM Corp.[2]	962,106
	Containers & Packaging — 2.8%
12,740	International Paper Co.	640,949
8,160	Silgan Holdings, Inc.	297,269
		938,218
	Distributors — 1.1%
10,400	LKQ Corp.[1]	364,936
	Diversified Telecommunication Services — 2.2%
26,200	Lumen Technologies, Inc.	324,356
7,060	Verizon Communications, Inc.	386,535
		710,891
	Electric Utilities — 2.3%
13,300	Exelon Corp.[2]	552,748
6,900	PPL Corp.	190,923
		743,671
	Electrical Equipment — 2.1%
5,560	Regal Beloit Corp.[2]	697,669
See Notes to Schedules of Portfolio Investments
34

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electronic Equipment, Instruments & Components — 3.5%
6,040	Arrow Electronics, Inc.[1]	$589,685
6,440	Dolby Laboratories, Inc. - Class A	566,913
		1,156,598
	Energy Equipment & Services — 0.6%
10,620	Baker Hughes Co.	213,356
	Entertainment — 2.8%
10,320	Activision Blizzard, Inc.[2]	939,120
	Equity Real Estate Investment Trusts — 3.8%
5,560	American Homes 4 Rent - Class A	168,079
10,669	Lamar Advertising Co. - Class A	861,842
8,340	VICI Properties, Inc.	210,835
		1,240,756
	Food & Staples Retailing — 3.5%
12,900	Kroger Co. (The)	445,050
14,087	Sprouts Farmers Market, Inc.[1]	319,070
2,740	Walmart, Inc.	384,943
		1,149,063
	Food Products — 3.0%
12,500	Darling Ingredients, Inc.[1]	775,125
3,900	Kellogg Co.	229,866
		1,004,991
	Health Care Providers & Services — 7.5%
2,740	Anthem, Inc.[2]	813,725
2,700	Centene Corp.[1]	162,810
8,120	DaVita, Inc.[1,2]	953,045
2,548	Molina Healthcare, Inc.[1,2]	544,278
		2,473,858
	Hotels, Restaurants & Leisure — 2.8%
57,300	International Game Technology PLC[3]	923,103
	Household Durables — 2.1%
6,620	DR Horton, Inc.	508,416
4,337	PulteGroup, Inc.	188,659
		697,075
	Household Products — 0.7%
6,280	Central Garden & Pet Co. - Class A1	244,920
	Insurance — 2.9%
5,940	Allstate Corp. (The)	636,649
3,120	Brown & Brown, Inc.	134,441
8,000	Unum Group	185,840
		956,930
	Internet & Direct Marketing Retail — 1.0%
5,620	eBay, Inc.	317,586
	IT Services — 4.7%
3,880	Amdocs, Ltd.	274,005
5,100	Cognizant Technology Solutions Corp. - Class A	397,545
16,560	Genpact, Ltd.[2]	633,917
2,720	Science Applications International Corp.	261,202
		1,566,669
See Notes to Schedules of Portfolio Investments
35

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Leisure Product — 0.6%
2,160	Brunswick Corp.	$186,754
	Life Sciences Tools & Services — 3.9%
7,180	Medpace Holdings, Inc.[1,2]	953,432
2,840	PRA Health Sciences, Inc.[1]	350,002
		1,303,434
	Media — 6.7%
13,960	Comcast Corp. - Class A2	691,997
5,242	Discovery, Inc. - Class A1	217,124
10,440	Fox Corp. - Class A	325,519
3,960	New York Times Co. (The) - Class A	196,376
40,321	News Corp. - Class A2	782,228
		2,213,244
	Metals & Mining — 1.9%
5,680	Commercial Metals Co.	111,839
3,146	Reliance Steel & Aluminum Co.[2]	365,188
4,590	Steel Dynamics, Inc.[2]	157,299
		634,326
	Multi-line Retail — 2.9%
5,280	Target Corp.[2]	956,578
	Multi-Utilities — 0.5%
1,300	DTE Energy Co.	154,336
	Oil, Gas & Consumable Fuels — 1.6%
32,200	Devon Energy Corp.	530,012
	Pharmaceuticals — 3.1%
1,000	Johnson & Johnson	163,130
12,720	Pfizer, Inc.	456,648
24,460	Viatris, Inc.[1]	415,575
		1,035,353
	Professional Services — 1.7%
4,480	ASGN, Inc.[1]	371,437
2,660	Robert Half International, Inc.	179,550
		550,987
	Semiconductors & Semiconductor Equipment — 6.1%
9,500	Applied Materials, Inc.	918,460
9,920	Diodes, Inc.[1,2]	702,137
7,060	Intel Corp.	391,901
		2,012,498
	Software — 9.1%
18,560	Box, Inc. - Class A1	321,830
30,260	Cloudera, Inc.[1]	462,070
18,580	Dropbox, Inc. - Class A1,2	420,466
9,200	Oracle Corp.	555,956
3,420	Progress Software Corp.	137,416
8,780	SPS Commerce, Inc.[1]	868,254
3,600	SS&C Technologies Holdings, Inc.	226,368
		2,992,360
	Specialty Retail — 4.1%
8,040	Best Buy Co., Inc.[2]	874,913
See Notes to Schedules of Portfolio Investments
36

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Specialty Retail — (Continued)
3,760	Williams-Sonoma, Inc.[2]	$484,739
		1,359,652
	Technology Hardware, Storage & Peripherals — 4.9%
5,080	Dell Technologies, Inc. - Class C1	370,281
25,120	HP, Inc.	611,421
9,580	NetApp, Inc.	636,495
		1,618,197
	Thrifts & Mortgage Finance — 3.6%
75,860	MGIC Investment Corp.[2]	889,079
16,040	Radian Group, Inc.	307,968
		1,197,047
	Trading Companies & Distributors — 1.2%
5,260	WESCO International, Inc.[1]	400,339
	Wireless Telecommunication Services — 0.5%
8,807	Telephone & Data Systems, Inc.	165,131
	TOTAL COMMON STOCKS (Cost $28,986,584)	42,356,189
Face Amount
REPURCHASE AGREEMENT* — 0.2%
$57,622	With Fixed Income Clearing Corp., dated 1/29/21, 0.00%, principal and interest in the amount of $57,622, due 2/1/21, (collateralized by a U.S. Treasury Note with a par value of $56,600, coupon rate of 2.125%, due 12/31/2022, market value of $58,867)	57,622
	TOTAL REPURCHASE AGREEMENT (Cost $57,622)	57,622
TOTAL LONG INVESTMENTS (Cost $29,044,206)	128.4%	$42,413,811
Shares
COMMON STOCKS SOLD SHORT* — (28.2)%
	Aerospace & Defense — (1.3)%
(600)	Boeing Co. (The)	(116,514)
(2,400)	Hexcel Corp.	(104,784)
(380)	TransDigm Group, Inc.[1]	(210,246)
		(431,544)
	Airlines — (1.1)%
(2,500)	Alaska Air Group, Inc.	(122,075)
(3,340)	Southwest Airlines Co.	(146,760)
(2,700)	United Airlines Holdings, Inc.[1]	(107,973)
		(376,808)
	Banks — (1.6)%
(3,300)	Independent Bank Corp.	(247,764)
(2,540)	Truist Financial Corp.	(121,869)
(5,280)	WesBanco, Inc.	(153,120)
		(522,753)
	Capital Markets — (1.5)%
(3,700)	Charles Schwab Corp. (The)	(190,698)
(600)	Morningstar, Inc.	(137,934)
See Notes to Schedules of Portfolio Investments
37

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Capital Markets — (Continued)
(2,480)	Tradeweb Markets, Inc. - Class A	$(150,759)
		(479,391)
	Chemicals — (2.1)%
(500)	Air Products and Chemicals, Inc.	(133,380)
(750)	Albemarle Corp.	(121,995)
(4,077)	CF Industries Holdings, Inc.	(168,706)
(1)	Dow, Inc.	(52)
(720)	Ecolab, Inc.	(147,247)
(320)	NewMarket Corp.	(125,501)
		(696,881)
	Commercial Services & Supplies — (0.8)%
(460)	Cintas Corp.	(146,335)
(3,300)	Rollins, Inc.	(118,866)
		(265,201)
	Construction & Engineering — (0.4)%
(6,080)	WillScot Mobile Mini Holdings Corp.[1]	(144,157)
	Construction Materials — (0.8)%
(500)	Martin Marietta Materials, Inc.	(143,705)
(900)	Vulcan Materials Co.	(134,226)
		(277,931)
	Consumer Finance — (0.5)%
(1,480)	American Express Co.	(172,065)
	Containers & Packaging — (0.5)%
(1,980)	Ball Corp.	(174,280)
	Diversified Consumer Services — (0.3)%
(634)	Bright Horizons Family Solutions, Inc.[1]	(96,349)
	Electronic Equipment, Instruments & Components — (1.6)%
(800)	Coherent, Inc.[1]	(160,672)
(1,000)	Keysight Technologies, Inc.[1]	(141,590)
(3,020)	National Instruments Corp.	(125,028)
(295)	Zebra Technologies Corp. - Class A1	(114,410)
		(541,700)
	Equity Real Estate Investment Trusts — (0.7)%
(8,120)	Acadia Realty Trust	(117,740)
(9,240)	Host Hotels & Resorts, Inc.	(125,202)
		(242,942)
	Health Care Equipment & Supplies — (0.9)%
(1,080)	Becton Dickinson and Co.	(282,733)
	Hotels, Restaurants & Leisure — (2.2)%
(736)	Churchill Downs, Inc.	(137,963)
(1,580)	Cracker Barrel Old Country Store, Inc.	(213,790)
(2,620)	Las Vegas Sands Corp.	(125,996)
(500)	McDonald’s Corp.	(103,920)
(500)	Vail Resorts, Inc.	(132,980)
		(714,649)
	Independent Power & Renewable Electricity Producer — (0.9)%
(2,480)	Ormat Technologies, Inc.	(283,117)
See Notes to Schedules of Portfolio Investments
38

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Industrial Conglomerates — (0.8)%
(1,500)	3M Co.	$(263,490)
	Insurance — (1.5)%
(1,400)	Cincinnati Financial Corp.	(117,726)
(540)	Erie Indemnity Co. - Class A	(131,274)
(2,920)	Loews Corp.	(132,247)
(2,040)	W R Berkley Corp.	(126,765)
		(508,012)
	Internet & Direct Marketing Retail — (0.4)%
(60)	Booking Holdings, Inc.[1]	(116,660)
	IT Services — (0.3)%
(800)	Fidelity National Information Services, Inc.	(98,768)
	Leisure Product — (0.5)%
(1,660)	Hasbro, Inc.	(155,741)
	Life Sciences Tools & Services — (0.4)%
(300)	Illumina, Inc.[1]	(127,932)
	Machinery — (0.7)%
(640)	Nordson Corp.	(114,554)
(1,380)	Toro Co. (The)	(130,065)
		(244,619)
	Metals & Mining — (0.3)%
(1,900)	Compass Minerals International, Inc.	(110,694)
	Oil, Gas & Consumable Fuels — (0.4)%
(3,140)	ConocoPhillips	(125,694)
	Road & Rail — (1.2)%
(940)	JB Hunt Transport Services, Inc.	(126,580)
(640)	Kansas City Southern	(129,709)
(640)	Union Pacific Corp.	(126,381)
		(382,670)
	Semiconductors & Semiconductor Equipment — (1.5)%
(1,210)	CMC Materials, Inc.	(178,245)
(1,380)	Microchip Technology, Inc.	(187,832)
(263)	NVIDIA Corp.	(136,652)
		(502,729)
	Software — (0.4)%
(2,960)	Nuance Communications, Inc.[1]	(134,798)
	Specialty Retail — (1.5)%
(2,540)	CarMax, Inc.[1]	(299,161)
(3,440)	Monro, Inc.	(201,137)
		(500,298)
	Textiles, Apparel & Luxury Goods — (0.7)%
(1,140)	Columbia Sportswear Co.	(99,704)
(1,500)	VF Corp.	(115,305)
		(215,009)
See Notes to Schedules of Portfolio Investments
39

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
Thrifts & Mortgage Finance — (0.4)%
(9,980)	Capitol Federal Financial, Inc.	$(123,952)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(9,459,672))		(9,313,567)
TOTAL SHORT INVESTMENTS (Proceeds $(9,459,672))	(28.2)%	$(9,313,567)
TOTAL INVESTMENTS (Cost $19,584,534)	100.2%	$33,100,244
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.2)	(61,739)
NET ASSETS	100.0%	$33,038,505

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $11,765,264.
[3]	Securities or partial securities on loan. See Note 1.
See Notes to Schedules of Portfolio Investments
40

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.4%
	Aerospace & Defense — 2.5%
90,722	Raytheon Technologies Corp.	$6,053,879
	Banks — 4.9%
43,923	JPMorgan Chase & Co.	5,651,572
42,648	PNC Financial Services Group, Inc. (The)	6,120,841
		11,772,413
	Beverages — 1.9%
34,008	PepsiCo, Inc.	4,644,473
	Biotechnology — 3.2%
11,880	Biogen, Inc.[1]	3,357,407
65,641	Gilead Sciences, Inc.	4,306,049
		7,663,456
	Capital Markets — 1.7%
45,107	Northern Trust Corp.	4,023,093
	Chemicals — 1.9%
32,983	PPG Industries, Inc.	4,443,140
	Communications Equipment — 2.0%
105,122	Cisco Systems, Inc.	4,686,339
	Consumer Finance — 2.2%
63,466	Discover Financial Services	5,301,950
	Electrical Equipment — 2.8%
59,980	AMETEK, Inc.	6,793,335
	Electronic Equipment, Instruments & Components — 3.2%
60,788	Amphenol Corp. - Class A	7,591,205
	Food & Staples Retailing — 2.4%
40,666	Walmart, Inc.	5,713,166
	Health Care Equipment & Supplies — 3.8%
38,448	Abbott Laboratories	4,751,788
19,768	Stryker Corp.	4,368,926
		9,120,714
	Health Care Providers & Services — 2.8%
28,921	Laboratory Corp. of America Holdings[1]	6,620,306
	Household Products — 2.2%
68,293	Colgate-Palmolive Co.	5,326,854
	Insurance — 2.2%
36,538	Chubb, Ltd.	5,322,491
	Interactive Media & Services — 7.2%
5,560	Alphabet, Inc. - Class C1	10,206,715
27,034	Facebook, Inc. - Class A1	6,983,693
		17,190,408
	Internet & Direct Marketing Retail — 3.2%
3,999	Booking Holdings, Inc.[1]	7,775,376
	IT Services — 12.2%
22,414	Accenture PLC - Class A	5,422,395
60,644	Cognizant Technology Solutions Corp. - Class A	4,727,200
19,652	Gartner, Inc.[1]	2,985,335
38,512	Global Payments, Inc.	6,798,138
See Notes to Schedules of Portfolio Investments
41

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	IT Services — (Continued)
29,124	Mastercard, Inc. - Class A	$9,211,630
		29,144,698
	Life Sciences Tools & Services — 2.2%
20,292	Waters Corp.[1]	5,370,684
	Machinery — 2.9%
26,359	Parker-Hannifin Corp.	6,974,855
	Media — 3.0%
143,616	Comcast Corp. - Class A	7,119,045
	Multi-line Retail — 2.8%
33,963	Dollar General Corp.	6,609,539
	Oil, Gas & Consumable Fuels — 2.0%
56,815	Chevron Corp.	4,840,638
	Pharmaceuticals — 3.9%
78,792	Bristol-Myers Squibb Co.	4,840,193
21,658	Eli Lilly and Co.	4,504,214
		9,344,407
	Road & Rail — 1.2%
14,964	Old Dominion Freight Line, Inc.	2,903,016
	Software — 5.8%
36,856	Microsoft Corp.	8,549,118
86,728	Oracle Corp.	5,240,973
		13,790,091
	Specialty Retail — 7.4%
18,523	Home Depot, Inc. (The)	5,016,399
46,997	Tractor Supply Co.	6,661,355
21,256	Ulta Beauty, Inc.[1]	5,946,578
		17,624,332
	Technology Hardware, Storage & Peripherals — 4.2%
76,315	Apple, Inc.	10,070,527
	Textiles, Apparel & Luxury Goods — 1.7%
46,424	Carter’s, Inc.	4,087,169
	TOTAL COMMON STOCKS (Cost $124,425,057)	237,921,599
Face Amount
REPURCHASE AGREEMENT* — 0.6%
$1,379,890	With Fixed Income Clearing Corp., dated 1/29/21, 0.00%, principal and interest in the amount of $1,379,890, due 2/1/21, (collateralized by a U.S. Treasury Note with a par value of $1,353,300, coupon rate of 2.125%, due 12/31/2022, market value of $1,407,515)	1,379,890
	TOTAL REPURCHASE AGREEMENT (Cost $1,379,890)	1,379,890
TOTAL INVESTMENTS (Cost $125,804,947)	100.0%	$239,301,489
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	119,627
NET ASSETS	100.0%	$239,421,116
See Notes to Schedules of Portfolio Investments
42

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2021 - (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
43

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — 98.0%
	Aerospace & Defense — 0.5%
170,513	AAR Corp.	$5,720,711
	Air Freight & Logistics — 1.1%
262,821	Atlas Air Worldwide Holdings, Inc.[1]	13,619,384
	Auto Components — 1.1%
105,998	LCI Industries	13,714,021
	Banks — 10.7%
281,546	Ameris Bancorp	11,011,264
1,325,142	First Horizon Corp.	18,406,222
1,797,619	FNB Corp.	17,724,523
434,023	Hancock Whitney Corp.	14,817,545
505,914	Simmons First National Corp. - Class A	12,496,076
1,167,650	Umpqua Holdings Corp.	16,942,602
350,428	United Community Banks, Inc.	10,453,267
189,094	Western Alliance Bancorp	12,892,429
291,578	Wintrust Financial Corp.	17,550,080
		132,294,008
	Biotechnology — 0.5%
589,175	Ironwood Pharmaceuticals, Inc.[1]	6,021,369
	Building Products — 2.9%
459,436	Builders FirstSource, Inc.[1]	17,573,427
181,233	Masonite International Corp.[1]	18,032,684
		35,606,111
	Capital Markets — 2.8%
175,548	Evercore, Inc. - Class A	19,152,287
288,903	Stifel Financial Corp.	14,970,953
		34,123,240
	Chemicals — 0.7%
660,732	Ferro Corp.[1]	9,111,494
	Communications Equipment — 1.3%
304,953	Ciena Corp.[1]	16,281,441
	Construction & Engineering — 4.7%
259,143	Arcosa, Inc.	14,457,588
152,142	Dycom Industries, Inc.[1]	12,344,802
152,142	EMCOR Group, Inc.	13,434,139
235,068	MasTec, Inc.[1,2]	18,135,496
		58,372,025
	Containers & Packaging — 1.6%
769,739	Graphic Packaging Holding Co.	12,054,113
196,280	Silgan Holdings, Inc.	7,150,480
		19,204,593
	Distributors — 0.9%
367,482	Core-Mark Holding Co., Inc.	11,270,673
	Diversified Telecommunication Services — 1.3%
1,311,767	Vonage Holdings Corp.[1]	16,370,852
	Electric Utilities — 1.6%
244,096	Otter Tail Corp.	9,688,170
240,083	Portland General Electric Co.	10,153,110
		19,841,280
See Notes to Schedules of Portfolio Investments
44

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electrical Equipment — 1.2%
172,204	EnerSys	$14,160,335
	Electronic Equipment, Instruments & Components — 2.7%
233,646	II-VI, Inc.[1]	19,642,619
1,053,961	TTM Technologies, Inc.[1]	14,133,617
		33,776,236
	Equity Real Estate Investment Trusts — 5.9%
278,202	Hannon Armstrong Sustainable Infrastructure Capital, Inc.[2]	16,455,648
379,854	Hudson Pacific Properties, Inc.	8,903,778
1,369,280	Lexington Realty Trust	14,035,120
535,340	Outfront Media, Inc.	9,759,248
487,858	STAG Industrial, Inc.	14,538,169
435,695	Washington Real Estate Investment Trust REIT	9,559,148
		73,251,111
	Food Products — 1.1%
861,024	Hostess Brands, Inc.[1]	13,216,718
	Gas Utilities — 0.8%
297,931	New Jersey Resources Corp.	10,430,564
	Health Care Equipment & Supplies — 5.3%
196,614	Cantel Medical Corp.	15,526,607
48,150	ICU Medical, Inc.[1]	9,845,712
204,305	Merit Medical Systems, Inc.[1]	11,063,116
26,081	Mesa Laboratories, Inc.	7,228,088
156,154	Neogen Corp.[1]	12,628,174
160,836	NuVasive, Inc.[1]	8,643,327
		64,935,024
	Health Care Providers & Services — 4.1%
139,101	AMN Healthcare Services, Inc.[1]	10,031,964
216,677	HealthEquity, Inc.[1]	18,103,364
873,396	R1 RCM, Inc.[1]	22,035,781
		50,171,109
	Health Care Technology — 2.6%
873,062	Evolent Health, Inc. - Class A1	14,903,168
396,573	Vocera Communications, Inc.[1]	17,429,384
		32,332,552
	Hotels, Restaurants & Leisure — 1.8%
483,845	Boyd Gaming Corp.	21,850,440
	Household Durables — 3.1%
51,828	Helen of Troy, Ltd.[1]	12,658,989
329,697	La-Z-Boy, Inc.	12,765,868
626,959	Tri Pointe Homes, Inc.[1]	12,664,572
		38,089,429
	Household Products — 1.1%
313,981	Energizer Holdings, Inc.	13,764,927
	Insurance — 1.1%
279,874	Stewart Information Services Corp.	12,980,556
	IT Services — 1.2%
62,528	CACI International, Inc. - Class A1	15,083,004
See Notes to Schedules of Portfolio Investments
45

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Leisure Product — 0.8%
348,088	Callaway Golf Co.	$9,708,174
	Life Sciences Tools & Services — 2.8%
113,750	Luminex Corp.	3,195,237
305,956	NeoGenomics, Inc.[1]	16,221,787
206,645	Syneos Health, Inc.[1]	15,364,056
		34,781,080
	Machinery — 3.9%
408,610	Hillenbrand, Inc.	16,793,871
380,188	Rexnord Corp.	14,393,918
230,721	Timken Co. (The)	17,456,351
		48,644,140
	Media — 1.5%
166,854	Nexstar Media Group, Inc. - Class A	18,966,294
	Multi-line Retail — 1.0%
270,013	Kohl’s Corp.	11,896,773
	Oil, Gas & Consumable Fuels — 2.1%
1,262,339	CNX Resources Corp.[1]	15,993,835
204,639	Delek US Holdings, Inc.	3,839,028
414,963	Matador Resources Co.[1]	6,340,635
		26,173,498
	Pharmaceuticals — 3.0%
185,245	Pacira BioSciences, Inc.[1]	12,240,990
360,794	Prestige Consumer Healthcare, Inc.[1]	14,431,760
353,772	Supernus Pharmaceuticals, Inc.[1]	10,397,359
		37,070,109
	Professional Services — 1.2%
183,908	ASGN, Inc.[1]	15,247,812
	Semiconductors & Semiconductor Equipment — 1.6%
272,852	Diodes, Inc.[1]	19,312,465
	Software — 7.3%
285,893	CommVault Systems, Inc.[1]	17,948,362
871,056	FireEye, Inc.[1]	18,292,176
150,470	J2 Global, Inc.[1]	15,444,241
198,620	SPS Commerce, Inc.[1]	19,641,532
261,484	Verint Systems, Inc.[1]	19,305,364
		90,631,675
	Specialty Retail — 1.8%
156,489	Asbury Automotive Group, Inc.[1]	22,316,896
	Technology Hardware, Storage & Peripherals — 1.7%
609,906	NCR Corp.[1]	20,346,464
	Thrifts & Mortgage Finance — 1.0%
609,906	Radian Group, Inc.	11,710,195
	Trading Companies & Distributors — 4.6%
365,475	Beacon Roofing Supply, Inc.[1]	14,534,941
239,080	Boise Cascade Co.	11,387,380
774,086	Univar Solutions, Inc.[1]	14,390,259
See Notes to Schedules of Portfolio Investments
46

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Trading Companies & Distributors — (Continued)
211,327	WESCO International, Inc.[1]	$16,084,098
		56,396,678
	TOTAL COMMON STOCKS (Cost $865,056,449)	1,208,795,460
Face Amount
REPURCHASE AGREEMENT* — 2.0%
$25,130,220	With Fixed Income Clearing Corp., dated 1/29/21, 0.00%, principal and interest in the amount of $25,130,220, due 2/1/21, (collateralized by a U.S. Treasury Note with a par value of $24,645,500, coupon rate of 2.125%, due 12/31/2022, market value of $25,632,832)	25,130,220
	TOTAL REPURCHASE AGREEMENT (Cost $25,130,220)	25,130,220
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.1%
820,394	State Street Navigator Securities Lending Government Money Market Portfolio[3]	820,394
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $820,394)	820,394
TOTAL INVESTMENTS (Cost $891,007,063)	100.1%	$1,234,746,074
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(1,307,485)
NET ASSETS	100.0%	$1,233,438,589

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral.
See Notes to Schedules of Portfolio Investments
47

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2021 - (Unaudited)
Shares		Value
EXCHANGE-TRADED FUNDS* — 94.3%
86,151	iShares Russell 1000 Value ETF	$11,668,292
28,809	Vanguard Russell 1000 Value	3,422,221
	TOTAL EXCHANGE-TRADED FUNDS (Cost $15,557,113)	15,090,513
Face Amount
REPURCHASE AGREEMENT* — 2.7%
$433,916	With Fixed Income Clearing Corp., dated 1/29/21, 0.00%, principal and interest in the amount of $433,916, due 2/1/21, (collateralized by a U.S. Treasury Note with a par value of $425,600, coupon rate of 2.125%, due 12/31/2022, market value of $442,650)	433,916
	TOTAL REPURCHASE AGREEMENT (Cost $433,916)	433,916
TOTAL INVESTMENTS (Cost $15,991,029)	97.0%	$15,524,429
OTHER ASSETS IN EXCESS OF LIABILITIES	3.0	475,240
NET ASSETS	100.0%	$15,999,669

*	Percentages indicated are based on net assets.
See Notes to Schedules of Portfolio Investments
48

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.3%
	Aerospace & Defense — 2.0%
5,746	Raytheon Technologies Corp.	$383,431
	Banks — 1.9%
2,926	JPMorgan Chase & Co.	376,488
	Beverages — 2.6%
3,785	PepsiCo, Inc.	516,917
	Biotechnology — 2.6%
2,097	Amgen, Inc.	506,279
	Capital Markets — 7.3%
1,310	Ameriprise Financial, Inc.	259,210
448	BlackRock, Inc.	314,164
7,698	Charles Schwab Corp. (The)	396,755
2,895	Northern Trust Corp.	258,205
1,415	T Rowe Price Group, Inc.	221,419
		1,449,753
	Chemicals — 5.2%
1,293	Air Products and Chemicals, Inc.	344,921
3,024	PPG Industries, Inc.	407,363
3,431	RPM International, Inc.	282,954
		1,035,238
	Communications Equipment — 2.7%
12,113	Cisco Systems, Inc.	539,998
	Distributors — 0.9%
1,959	Genuine Parts Co.	183,911
	Electrical Equipment — 5.4%
2,867	Eaton Corp. PLC	337,446
4,288	Emerson Electric Co.	340,253
1,523	Rockwell Automation, Inc.	378,511
		1,056,210
	Electronic Equipment, Instruments & Components — 2.1%
3,442	TE Connectivity, Ltd.	414,417
	Food Products — 3.1%
2,126	Hershey Co. (The)	309,206
5,371	Mondelez International, Inc. - Class A	297,768
		606,974
	Gas Utilities — 1.9%
10,549	UGI Corp.	379,658
	Health Care Equipment & Supplies — 4.2%
3,654	Abbott Laboratories	451,598
3,438	Medtronic PLC	382,752
		834,350
	Health Care Providers & Services — 2.2%
3,377	Quest Diagnostics, Inc.	436,140
	Hotels, Restaurants & Leisure — 3.7%
2,112	McDonald’s Corp.	438,958
3,002	Starbucks Corp.	290,624
		729,582
See Notes to Schedules of Portfolio Investments
49

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Household Durables — 1.6%
2,755	Garmin, Ltd.	$316,439
	Household Products — 4.1%
5,375	Colgate-Palmolive Co.	419,250
3,037	Procter & Gamble Co. (The)	389,374
		808,624
	Industrial Conglomerates — 1.9%
2,100	3M Co.	368,886
	Insurance — 5.6%
6,601	Aflac, Inc.	298,233
1,573	Allstate Corp. (The)	168,594
1,436	Everest Re Group, Ltd.	303,111
6,679	Principal Financial Group, Inc.	329,075
		1,099,013
	IT Services — 3.4%
1,037	Accenture PLC - Class A	250,871
4,882	Paychex, Inc.	426,296
		677,167
	Machinery — 5.6%
1,683	Cummins, Inc.	394,529
1,532	Illinois Tool Works, Inc.	297,530
2,348	Snap-on, Inc.	422,616
		1,114,675
	Media — 4.1%
10,295	Comcast Corp. - Class A	510,323
12,541	Interpublic Group of Cos., Inc. (The)	301,862
		812,185
	Multi-Utilities — 3.7%
5,745	Dominion Energy, Inc.	418,753
2,572	DTE Energy Co.	305,348
		724,101
	Oil, Gas & Consumable Fuels — 3.2%
3,666	Chevron Corp.	312,343
4,696	Phillips 66	318,389
		630,732
	Pharmaceuticals — 10.3%
8,017	Bristol-Myers Squibb Co.	492,484
3,109	Eli Lilly and Co.	646,579
4,020	Johnson & Johnson	655,783
6,920	Pfizer, Inc.	248,428
1	Viatris, Inc.[1]	17
		2,043,291
	Semiconductors & Semiconductor Equipment — 3.2%
3,860	Texas Instruments, Inc.	639,563
	Specialty Retail — 2.5%
1,822	Home Depot, Inc. (The)	493,434
See Notes to Schedules of Portfolio Investments
50

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Technology Hardware, Storage & Peripherals — 2.3%
6,958	NetApp, Inc.	$462,289
	TOTAL COMMON STOCKS (Cost $15,684,348)	19,639,745
Face Amount
REPURCHASE AGREEMENT* — 0.3%
$66,987	With Fixed Income Clearing Corp., dated 1/29/21, 0.00%, principal and interest in the amount of $66,987, due 2/1/21, (collateralized by a U.S. Treasury Note with a par value of $65,700, coupon rate of 2.125%, due 12/31/2022, market value of $68,332)	66,987
	TOTAL REPURCHASE AGREEMENT (Cost $66,987)	66,987
TOTAL INVESTMENTS (Cost $15,751,335)	99.6%	$19,706,732
OTHER ASSETS IN EXCESS OF LIABILITIES	0.4	77,935
NET ASSETS	100.0%	$19,784,667

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
51

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2021 - (Unaudited)
Shares		Value
EXCHANGE-TRADED FUNDS* — 4.8%
22,100	SPDR S&P 500 ETF Trust[1]	$8,178,547
30,000	Vanguard S&P 500 ETF[1]	10,205,400
	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,430,609)	18,383,947
Face Amount
U.S. TREASURY BILLS* — 28.8%
$50,000,000	U.S. Treasury Bill, 0.107% due 04/8/21[1]	49,993,813
60,000,000	U.S. Treasury Bill, 0.088% due 07/8/21[1]	59,980,702
	TOTAL U.S. TREASURY BILLS (Cost $109,967,381)	109,974,515
REPURCHASE AGREEMENT* — 1.1%
4,182,446	With Fixed Income Clearing Corp., dated 1/29/21, 0.00%, principal and interest in the amount of $4,182,446, due 2/1/21, (collateralized by a U.S. Treasury Note with a par value of $4,101,800, coupon rate of 2.125%, due 12/31/2022, market value of $4,266,124)	4,182,446
	TOTAL REPURCHASE AGREEMENT (Cost $4,182,446)	4,182,446
TOTAL PURCHASED OPTIONS (Cost $659,070,840)	172.7%	659,696,700
TOTAL INVESTMENTS (Cost $779,651,276)	207.4%	$792,237,608
LIABILITIES IN EXCESS OF OTHER ASSETS	(107.4)	(410,226,734)
NET ASSETS[2]	100.0%	$382,010,874

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
[2]	Cash in the amount of $17,404,143 is held as collateral to secure the open written call and put options contracts.
See Notes to Schedules of Portfolio Investments
52

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2021 - (Unaudited)
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Recieved by Fund)	Unrealized Appreciation/ (Depreciation)
PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	1,000.00	03/19/21	USD	2,440	$906,274,560	$658,922,000	$658,238,800	$683,200
PUTS:
S&P 500 Index	OCC**	2,000.00	03/19/21	USD	2,440	906,274,560	774,700	832,040	(57,340)
TOTAL PURCHASED OPTIONS						$1,812,549,120	$659,696,700	$659,070,840	$625,860
WRITTEN OPTIONS
CALL:
S&P 500 Index	OCC**	2,000.00	03/19/21	USD	2,440	(906,274,560)	(415,763,800)	(415,356,320)	(407,480)
PUTS:
S&P 500 Index	OCC**	3,600.00	02/19/21	USD	270	(100,284,480)	(1,709,100)	(1,233,965)	(475,135)
S&P 500 Index	OCC**	3,700.00	02/19/21	USD	360	(133,712,640)	(3,312,000)	(2,422,620)	(889,380)
S&P 500 Index	OCC**	3,800.00	02/19/21	USD	20	(7,428,480)	(265,900)	(214,445)	(51,455)
S&P 500 Index	OCC**	3,850.00	02/19/21	USD	360	(133,712,640)	(5,902,200)	(4,649,018)	(1,253,182)
S&P 500 Index	OCC**	1,000.00	03/19/21	USD	2,440	(906,274,560)	(79,300)	(95,160)	15,860
TOTAL PUTS						$(1,281,412,800)	$(11,268,500)	$(8,615,208)	$(2,653,292)
TOTAL WRITTEN OPTIONS						$(2,187,687,360)	$(427,032,300)	$(423,971,528)	$(3,060,772)

**	The Options Clearing Corp
See Notes to Schedules of Portfolio Investments
53

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2021 - (Unaudited)
Shares		Value
EXCHANGE-TRADED FUND* — 1.7%
3,500	iShares MSCI Emerging Markets ETF	$186,585
	TOTAL EXCHANGE-TRADED FUND (Cost $128,152)	186,585
Face Amount
U.S. TREASURY BILLS* — 24.2%
$1,500,000	U.S. Treasury Bill, 0.107% due 04/8/21[1]	1,499,814
1,200,000	U.S. Treasury Bill, 0.088% due 07/8/21[1]	1,199,614
	TOTAL U.S. TREASURY BILLS (Cost $2,699,249)	2,699,428
REPURCHASE AGREEMENT* — 13.6%
1,512,827	With Fixed Income Clearing Corp., dated 1/29/21, 0.00%, principal and interest in the amount of $1,512,827, due 2/1/21, (collateralized by a U.S. Treasury Note with a par value of $1,483,700, coupon rate of 2.125%, due 12/31/2022, market value of $1,543,139)	1,512,827
	TOTAL REPURCHASE AGREEMENT (Cost $1,512,827)	1,512,827
TOTAL PURCHASED OPTIONS (Cost $16,206,660)	145.8%	16,222,050
TOTAL INVESTMENTS (Cost $20,546,888)	185.3%	$20,620,890
LIABILITIES IN EXCESS OF OTHER ASSETS	(85.3)	(9,491,189)
NET ASSETS[2]	100.0%	$11,129,701

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
[2]	Cash in the amount of $926,515 is held as collateral to secure the open written call and put options contracts.
See Notes to Schedules of Portfolio Investments
54

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2021 - (Unaudited)
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Recieved by Fund)	Unrealized Appreciation/ (Depreciation)
PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	1,000.00	03/19/21	USD	60	$22,285,440	$16,203,000	$16,186,200	$16,800
PUTS:
S&P 500 Index	OCC**	2,000.00	03/19/21	USD	60	22,285,440	19,050	20,460	(1,410)
TOTAL PURCHASED OPTIONS						$44,570,880	$16,222,050	$16,206,660	$15,390
WRITTEN OPTIONS
CALL:
S&P 500 Index	OCC**	2,000.00	03/19/21	USD	60	(22,285,440)	(10,223,700)	(10,213,680)	(10,020)
PUTS:
iShares MSCI EAFE ETF	OCC**	72.00	02/19/21	USD	500	(3,619,500)	(72,500)	(38,269)	(34,231)
S&P 500 Index	OCC**	3,750.00	02/19/21	USD	14	(5,199,936)	(154,000)	(121,225)	(32,775)
S&P 500 Index	OCC**	1,000.00	03/19/21	USD	60	(22,285,440)	(1,950)	(2,340)	390
TOTAL PUTS						$(31,104,876)	$(228,450)	$(161,834)	$(66,616)
TOTAL WRITTEN OPTIONS						$(53,390,316)	$(10,452,150)	$(10,375,514)	$(76,636)

**	The Options Clearing Corp
See Notes to Schedules of Portfolio Investments
55

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2021 - (Unaudited)
Face Amount		Value
AGENCY NOTES* — 14.7%
	Federal Home Loan Bank — 7.9%
$5,000,000	0.250% due 12/4/23	$5,006,053
15,000,000	2.750% due 12/13/24	16,387,266
7,000,000	0.375% due 9/23/25	6,969,598
4,000,000	5.500% due 7/15/36	6,096,436
		34,459,353
	Federal National Mortgage Association — 6.8%
10,000,000	2.000% due 10/5/22	10,313,314
10,000,000	2.625% due 9/6/24	10,848,492
7,960,000	2.125% due 4/24/26[1]	8,629,934
		29,791,740
	TOTAL AGENCY NOTES (Cost $60,853,381)	64,251,093
MORTGAGE-BACKED SECURITIES*,2 — 32.3%
	Federal Home Loan Mortgage Corporation — 11.5%
1,749	# G12342, 5.500% due 8/1/21	1,756
5,471	# J03604, 5.500% due 10/1/21	5,505
790	# J03649, 5.500% due 10/1/21	794
11,886	# J03536, 5.500% due 11/1/21	11,951
3,395	# G18163, 5.500% due 1/1/22	3,442
28,790	# G13396, 5.500% due 12/1/23	29,604
35,826	# D78677, 8.000% due 3/1/27	36,623
79,883	# C00742, 6.500% due 4/1/29	90,281
2,447,091	# J38111, 3.000% due 12/1/32	2,623,309
13,278	# A68937, 6.000% due 11/1/37	15,059
201,637	# A69653, 5.500% due 12/1/37	236,810
252,157	# A73370, 5.000% due 2/1/38	293,211
200,563	# A90421, 4.500% due 12/1/39	225,541
205,348	# A92890, 4.500% due 7/1/40	228,317
920,251	# A97620, 4.500% due 3/1/41	1,024,957
1,473,615	# C03770, 3.500% due 2/1/42	1,601,109
814,383	# Q07651, 3.500% due 4/1/42	889,862
1,851,916	# Q41208, 3.500% due 6/1/46	1,996,704
6,708,646	# G08737, 3.000% due 12/1/46	7,153,963
2,270,160	# Q45735, 3.000% due 1/1/47	2,404,256
5,547,009	# Q46279, 3.500% due 2/1/47	5,938,083
5,374,930	# Q47596, 4.000% due 4/1/47	5,803,396
13,966,070	# RA3173, 3.000% due 7/1/50	14,700,154
4,645,393	# SD8083, 2.500% due 8/1/50	4,890,498
		50,205,185
	Federal National Mortgage Association — 20.6%
441	# 125275, 7.000% due 3/1/24	467
328,917	# AH6827, 4.000% due 3/1/26	350,276
255,794	# AI1657, 4.000% due 4/1/26	272,107
521,168	# AB3900, 3.000% due 11/1/26	551,342
16,042	# 373328, 8.000% due 3/1/27	16,114
752,603	# AK4751, 3.000% due 4/1/27	802,642
10,613	# 390895, 8.000% due 6/1/27	10,775
1,475,049	# AO0533, 3.000% due 6/1/27	1,560,497
33,478	# 397602, 8.000% due 8/1/27	34,612
556	# 499335, 6.500% due 8/1/29	625
3,625	# 252806, 7.500% due 10/1/29	4,273
212	# 523497, 7.500% due 11/1/29	241
3,497,531	# BC2462, 3.000% due 2/1/31	3,696,470
1,557	# 588945, 7.000% due 6/1/31	1,741
See Notes to Schedules of Portfolio Investments
56

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Face Amount		Value
MORTGAGE-BACKED SECURITIES*,2 — (Continued)
	Federal National Mortgage Association — (Continued)
$6,229,378	# AS7429, 2.500% due 6/1/31	$6,552,192
48,341	# 607862, 7.000% due 9/1/31	54,498
2,215	# 656872, 6.500% due 8/1/32	2,489
4,705,474	# MA3391, 3.000% due 6/1/33	4,966,102
130,524	# 789856, 6.000% due 8/1/34	154,055
40,825	# 829202, 5.000% due 7/1/35	46,884
91,578	# 826586, 5.000% due 8/1/35	106,476
18,155	# 256216, 7.000% due 4/1/36	21,815
102,184	# 898412, 5.000% due 10/1/36	116,652
9,677	# 910894, 5.000% due 2/1/37	10,883
17,042	# 912456, 6.500% due 3/1/37	19,577
258,853	# 973241, 5.000% due 3/1/38	300,900
68,144	# 975593, 5.000% due 6/1/38	79,214
92,675	# 257573, 5.500% due 2/1/39	108,050
290,451	# AD7128, 4.500% due 7/1/40	325,269
11,741,286	# MA4152, 2.000% due 10/1/40	12,141,320
3,292,668	# AH1568, 4.500% due 12/1/40	3,705,122
1,392,237	# AH6991, 4.000% due 1/1/41	1,540,529
589,682	# AH4004, 4.500% due 3/1/41	656,571
704,697	# AH8351, 4.000% due 3/1/41	779,761
716,690	# AJ1315, 4.000% due 9/1/41	793,620
844,418	# AI8779, 4.000% due 11/1/41	934,377
1,395,322	# AJ5958, 4.000% due 12/1/41	1,543,989
580,361	# AK5070, 3.500% due 3/1/42	636,967
2,244,852	# AK5426, 3.500% due 3/1/42	2,438,942
4,225,799	# AT7682, 3.500% due 6/1/43	4,645,882
3,031,776	# AS6326, 3.500% due 12/1/45	3,273,225
2,904,507	# AS6881, 3.500% due 3/1/46	3,125,434
3,435,447	# BC0960, 4.000% due 6/1/46	3,755,077
2,525,121	# AS8966, 4.000% due 3/1/47	2,727,623
3,078,245	# AS9988, 4.500% due 7/1/47	3,364,509
3,476,627	# MA3210, 3.500% due 12/1/47	3,712,764
3,209,178	# BJ9251, 3.500% due 6/1/48	3,414,688
9,218,333	# FM3727, 3.000% due 7/1/50	9,705,228
6,878,921	# BQ2863, 2.500% due 9/1/50	7,246,334
		90,309,200
	Government National Mortgage Association — 0.2%
235	# 464049, 7.000% due 7/15/28	235
10,171	# 476259, 7.000% due 8/15/28	10,213
5,385	# 485264, 7.500% due 2/15/31	5,409
15,400	# 559304, 7.000% due 9/15/31	16,387
199,751	# 651859, 5.000% due 6/15/36	229,011
119,857	# 782150, 5.500% due 4/15/37	140,957
22,030	# 662521, 6.000% due 8/15/37	26,217
38,781	# 677545, 6.000% due 11/15/37	43,871
39,864	# 676291, 6.000% due 12/15/37	45,524
35,042	# 685836, 5.500% due 4/15/38	38,917
232,215	# 698235, 5.000% due 6/15/39	266,624
		823,365
	TOTAL MORTGAGE-BACKED SECURITIES (Cost $137,337,112)	141,337,750
CORPORATE NOTES* — 25.6%
	Banking — 6.6%
5,000,000	Bank of America Corp.(3M USD LIBOR * 1.51 + 2.19%), 3.705% due 4/24/28[3]	5,690,965
See Notes to Schedules of Portfolio Investments
57

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Face Amount		Value
CORPORATE NOTES* — (Continued)
	Banking — (Continued)
$5,000,000	Bank of America Corp.(3M USD LIBOR * 1.81 + 2.43%), 4.244% due 4/24/38[3]	$6,034,200
3,000,000	Bank of America Corp.(SOFR* 1.01 + 0.19%), 1.197% due 10/24/26[1,3]	3,026,716
6,000,000	JPMorgan Chase & Co., (3M USD LIBOR * 0.95 + 2.56%), 3.509% due 1/23/29[3]	6,732,329
6,500,000	PNC Bank NA, 3.250% due 6/1/25	7,180,227
		28,664,437
	Beverages, Food & Tobacco — 3.0%
1,000,000	Archer-Daniels-Midland Co., 2.750% due 3/27/25	1,081,292
5,000,000	Coca-Cola Co. (The), 2.875% due 10/27/25	5,506,869
6,000,000	Coca-Cola Co. (The), 2.250% due 9/1/26	6,474,531
		13,062,692
	Communications — 4.3%
14,000,000	Amazon.com, Inc., 4.800% due 12/5/34	18,660,861
	Computer Software & Processing — 7.0%
1,000,000	Alphabet, Inc., 2.050% due 8/15/50	900,104
11,250,000	Apple, Inc., 4.500% due 2/23/36	14,735,017
8,000,000	Microsoft Corp., 3.450% due 8/8/36	9,558,289
5,000,000	Oracle Corp., 2.800% due 4/1/27	5,460,691
		30,654,101
	Heavy Machinery — 1.1%
4,750,000	John Deere Capital Corp., 0.700% due 7/5/23	4,787,873
	Insurance — 1.3%
5,100,000	Aflac, Inc., 2.875% due 10/15/26	5,605,395
	Pharmaceuticals — 2.3%
5,000,000	Johnson & Johnson, 2.450% due 9/1/60	4,876,057
5,000,000	Merck & Co., Inc., 2.750% due 2/10/25	5,399,094
		10,275,151
	TOTAL CORPORATE NOTES (Cost $101,401,557)	111,710,510
U.S. TREASURY NOTES/BONDS* — 21.9%
5,000,000	U.S. Treasury Bonds, 6.250% due 8/15/23	5,775,391
5,000,000	U.S. Treasury Bonds, 6.625% due 2/15/27	6,791,601
7,000,000	U.S. Treasury Bonds, 3.500% due 2/15/39	9,202,266
See Notes to Schedules of Portfolio Investments
58

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2021 - (Unaudited)
Face Amount		Value
U.S. TREASURY NOTES/BONDS* — (Continued)
$4,000,000	U.S. Treasury Bonds, 3.125% due 11/15/41	$5,040,781
9,000,000	U.S. Treasury Bonds, 3.750% due 11/15/43	12,474,844
10,000,000	U.S. Treasury Bonds, 2.250% due 8/15/46	10,922,266
3,000,000	U.S. Treasury Bonds, 3.000% due 5/15/47	3,761,484
10,000,000	U.S. Treasury Notes, 2.500% due 1/31/24	10,689,453
10,000,000	U.S. Treasury Notes, 2.875% due 5/31/25	11,085,156
7,000,000	U.S. Treasury Notes, 2.625% due 12/31/25	7,745,391
6,000,000	U.S. Treasury Notes, 2.250% due 8/15/27	6,598,125
5,000,000	U.S. Treasury Notes, 3.125% due 11/15/28	5,850,000
	TOTAL U.S. TREASURY NOTES/BONDS (Cost $90,619,211)	95,936,758
REPURCHASE AGREEMENT* — 4.9%
21,586,277	With Fixed Income Clearing Corp., dated 1/29/21, 0.00%, principal and interest in the amount of $21,586,277, due 2/1/21, (collateralized by a U.S. Treasury Note with a par value of $21,170,000, coupon rate of 2.125%, due 12/31/2022, market value of $22,018,099)	21,586,277
	TOTAL REPURCHASE AGREEMENT (Cost $21,586,277)	21,586,277
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.9%
3,779,115	State Street Navigator Securities Lending Government Money Market Portfolio[4]	3,779,115
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $3,779,115)	3,779,115
TOTAL INVESTMENTS (Cost $415,576,653)	100.3%	$438,601,503
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.3)	(1,249,236)
NET ASSETS	100.0%	$437,352,267

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Represents current face amount at January 31, 2021.
[3]	Floating Rate Bond. Rate shown is as of January 31, 2021.
[4]	Represents an investment of securities lending cash collateral.
See Notes to Schedules of Portfolio Investments
59

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2021 - (Unaudited)
Face Amount		Value
CORPORATE NOTES* — 0.5%
	Health Care Services — 0.5%
$250,000	CommonSpirit Health, 1.547% due 10/1/25[1]	$255,897
	TOTAL CORPORATE NOTES (Cost $250,000)	255,897
MUNICIPAL BONDS* — 95.1%
	Alabama — 1.7%
325,000	Alabama State Public School and College Authority, Revenue Bonds, Series C, 5.000% due 9/1/22	350,090
535,000	Black Belt Energy Gas District, AL, Gas Supply Revenue, Revenue Bonds, Series A, 4.000% due 7/1/46[2]	539,831
		889,921
	Arizona — 1.9%
250,000	City of Phoenix Civic Improvement Corporation Airport, AMT, Junior Line Airport, Revenue Bonds, Series B, 5.000% due 7/1/23	276,337
100,000	City of Yuma AZ, Revenue Bonds, Taxable, 0.527% due 7/15/23[3]	100,063
175,000	City of Yuma AZ, Revenue Bonds,Refunding, 4.000% due 7/1/23[3]	190,227
400,000	Yuma, AZ, Municipal Property Corp., Excise Tax Revenue, Revenue Bonds, Refunding, 5.000% due 7/1/22	427,036
		993,663
	California — 2.0%
340,000	California State University, Revenue Bonds, Series D, 0.885% due 11/1/25	343,186
300,000	California State, General Obligation Unlimited, Refunding, 5.000% due 4/1/24	345,840
350,000	City of Los Angeles, CA, Department of Airports, Airports, Revenue Bonds, Series D, 5.000% due 5/15/23	387,495
		1,076,521
	Colorado — 2.0%
450,000	City and County of Denver Co. Airport, Revenue Bonds, Variable Refunding, Govermental, Series C, 0.877% due 11/15/23	451,539
200,000	City and County of Denver Co. Airport, Revenue Bonds, Variable Refunding, Govermental, Series D, 5.000% due 11/15/31[2]	216,768
125,000	Colorado, ST, Housing and Finance Authority, Revenue Bonds, AMT - Class 1 Bonds, Series A (GNMA Insured), 1.400% due 11/1/22	126,531
250,000	Larimer Weld and Boulder County School District R-2J Thompson, General Obligation Unlimited,Refunding, 5.000% due 12/15/21	260,665
		1,055,503
	Connecticut — 3.1%
500,000	Connecticut Housing Finance Authority, Revenue Bonds, Series D, 0.437% due 5/15/21	499,865
750,000	Connecticut State Health and Educational Facilities Authority, Revenue Bonds, Refunding, Nuvance Halthe Issue, Series A, 1.100% due 7/1/48[2]	762,315
285,000	Connecticut, CT, General Obligation Unlimited, Refunding, Series C, 5.000% due 6/1/24	302,884
100,000	Metropolitan District (The), Revenue Bonds, 0.411% due 4/1/22	100,010
		1,665,074
See Notes to Schedules of Portfolio Investments
60

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	District Of Columbia — 2.2%
$1,000,000	Metropolitan Washington, DC, Airports Authority, Airport System, Revenue Bonds, AMT - Forward Delivery, Refunding, Series A, 5.000% due 10/1/24	$1,166,220
	Florida — 4.0%
275,000	Central Florida Expressway Authority Senior Line, Revenue Bonds, Series A, 5.000% due 7/1/23	305,517
335,000	County of Broward FL Airport System Revenue, Revenue Bonds, AMT, Series A, Prerefunded 10/01/23 @ 100, 5.250% due 10/1/27	378,677
500,000	County of Broward FL Port Facilities, Revenue Bonds, Refunding, Subordinate Bond, Series D, 5.000% due 9/1/24	571,870
255,000	Orlando & Orange County, FL, Expressway Authority, Revenue Bonds, Refunding, 5.000% due 7/1/23	272,470
535,000	Orlando Utilities Commission, Revenue Bonds, Series A, 5.000% due 10/1/23	603,908
		2,132,442
	Georgia — 0.4%
200,000	Atlanta, GA, Airport General Revenue, Revenue Bonds, Series C, 5.000% due 1/1/23	208,270
	Illinois — 4.3%
500,000	Chicago, IL, O’Hare International Airport, Revenue Bonds, Refunding, Series B, 5.672% due 1/1/22	524,030
300,000	Cook County, IL, School District No. 100 South Berwyn, General Obligation Unlimited, Refunding, (BAM), 4.000% due 12/1/23	329,142
500,000	DeKalb County, IL, Community Unit School District No. 428 DeKalb, General Obligation Unlimited, Refunding, 5.000% due 1/1/24	567,515
255,000	McHenry County, IL, Conservation District, General Obligation Unlimited, Refunding, 5.000% due 2/1/24	290,478
300,000	Regional Transportation Authority, IL, Revenue Bonds, Series A, 5.000% due 6/1/21	304,797
295,000	St. Clair County, IL, Community Unit School District No 19, General Obligation, Refunding, 4.000% due 2/1/22	306,012
		2,321,974
	Kentucky — 2.1%
260,000	Kentucky State Property & Building Commission, Revenue Bonds, Refunding Project No. 112, Series B, 5.000% due 11/1/21	269,134
300,000	Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/23	335,736
500,000	McCracken County, KY,School District Finance Corp, Revenue Bonds, Series A (State Aid Intercept), 2.500% due 7/1/21	504,460
		1,109,330
	Louisiana — 2.3%
300,000	Ernest N Morial-New Orleans, LA, Exhibition Hall Authority, Special Tax, Refunding, 5.000% due 7/15/21	305,778
400,000	Louisiana State, General Obligation Unlimited, Series A, 4.000% due 9/1/21	408,908
500,000	New Orleans, LA, Sewage Service Revenue, Revenue Bonds, Refunding, 5.000% due 6/1/22	529,590
		1,244,276
See Notes to Schedules of Portfolio Investments
61

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Maryland — 1.1%
$500,000	Maryland State, General Obligation Unlimited, Refunding, Series B, 5.000% due 8/1/24	$584,410
	Michigan — 6.7%
400,000	Detroit, MI, City School District, General Obligation Unlimited, Series A, (QSBLF Insured), 6.000% due 5/1/21	405,668
500,000	Hazel Park School District, General Obligation Unlimited, Refunding, Q-SBLF, 4.000% due 5/1/24[3]	556,555
425,000	Maple Valley, MI, Schools, General Obligation Unlimited, Refunding (QSBLF Insured), 4.000% due 5/1/23	457,763
500,000	Michigan State Building Authority, Revenue Bonds, 0.461% due 10/15/22	500,965
200,000	Michigan State Finance Authority Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 5/15/23	220,990
200,000	Michigan State Finance Authority Revenue, Revenue Bonds, Refunding, Series MI-1, 5.000% due 12/1/23	226,736
250,000	Michigan State Finance Authority Revenue, Revenue Bonds, Taxable-Refunding-Trainity Health Credit Group, Series T, 2.208% due 12/1/23	261,655
500,000	Michigan State, Finance Authority Revenue, Revenue Bonds, Series 2019B, 3.500% due 11/15/44[2]	526,085
400,000	Ypsilanti, MI, School District, General Obligation Unlimited, Refunding, Series B, (QSBLF Insured), 2.250% due 5/1/21	401,676
		3,558,093
	Minnesota — 1.6%
500,000	Minneapolis-St Paul Metropolitan Airports Commission, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/25	583,885
250,000	St. Paul, MN, Housing & Redevelopment Authority Health Care, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/21	254,550
		838,435
	Mississippi — 0.9%
500,000	Mississippi State, Development Bank, Special Obligation, Jackson Public School District Project, Revenue Bonds, Refunding, Series A, 5.000% due 4/1/21	503,810
	Nebraska — 0.2%
100,000	City of Lincoln NE Electric System Revenue, Revenue Bonds, Series B, 0.399% due 9/1/23	100,361
	Nevada — 1.0%
210,000	Clark County School District, General Obligation, Ltd., Series A, 5.000% due 6/15/24	241,129
240,000	Clark County School District, General Obligation, Ltd., Series D, 5.000% due 6/15/24	275,575
		516,704
	New Jersey — 5.0%
250,000	County of Morris NJ, County Improvement Authority Revenue, Revenue Bonds, Series B, 0.571% due 2/1/24[3]	250,085
300,000	New Jersey Building Authority, Revenue Bonds, Unrefunded, Series A, 4.000% due 6/15/21	304,107
525,000	New Jersey State Economic Development Authority Revenue, Revenue Bonds, Refunding, Series NN, 5.000% due 3/1/22	551,014
180,000	New Jersey State Turnpike Authority, Revenue Bonds ,Series B, 5.000% due 1/1/23	195,952
525,000	New Jersey Turnpike Authority, Revenue Bonds, Taxable Refunding, Series B, 0.638% due 1/1/24[3]	526,596
See Notes to Schedules of Portfolio Investments
62

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)
$500,000	State of New Jersey, General Obligation Unlimited, Series A, 4.000% due 6/1/23	$542,130
275,000	Township of Pennsauken NJ, General Obligation Unlimited, Taxable Refunding, 0.760% due 8/15/23	275,789
		2,645,673
	New York — 7.8%
615,000	City of New York, General Obligation Unlimited,Refunding, Series B, 5.000% due 8/1/23	687,361
500,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, 2.800% due 11/1/23	534,035
	New York State Dormitory Authority, Personal Income Tax, Revenue Bonds, Refunding, Series A:
125,000	4.000% due 12/15/22	134,079
250,000	5.000% due 3/15/24	287,350
	New York State Dormitory Authority, Sales Tax Revenue, Revenue Bonds, Series 2015B-A:
210,000	5.000% due 3/15/23	231,592
150,000	5.000% due 3/15/24	172,512
	New York State Urban Development Corp., Personal Income Tax, Revenue Bonds:
250,000	5.000% due 3/15/22	263,703
365,000	0.720% due 3/15/23	366,664
240,000	New York State Urban Development Corp., Personal Income Tax,Revenue Bonds, Series D, 5.000% due 3/15/21	241,418
350,000	New York, Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Series A, 5.255% due 11/15/22	376,096
	Port Authority of New York and New Jersey, Revenue Bonds:
310,000	1.086% due 7/1/23	315,115
200,000	5.000% due 10/15/23[3]	219,826
295,000	Triborough Bridge and Tunnel Authority, General Revenue Bonds, Refunding, Series A, 5.000% due 11/15/24	347,802
		4,177,553
	North Carolina — 0.2%
100,000	New Hanover County, NC, Hospital Revenue, Revenue Bonds, Refunding, 5.000% due 10/1/21	103,121
	Ohio — 3.8%
	City of Akron OH Income Tax Revenue, Revenue Bonds:
355,000	4.000% due 12/1/22	378,217
360,000	4.000% due 12/1/23	396,043
325,000	Ohio State, Higher Educational Facility Commission, Revenue Bonds, Refunding, 5.000% due 10/1/23	361,605
425,000	Ohio State, Hospital Facilities Revenue, Revenue Bonds, Series A, 5.000% due 1/15/23	443,445
390,000	State of Ohio, General Obligation Unlimited, Series C, 5.000% due 3/1/24	447,934
		2,027,244
	Pennsylvania — 16.6%
475,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C-75, 4.000% due 11/1/21	488,324
325,000	Allegheny County, PA, Hospital Development Authority, Revenue Bonds, Refunding University of Pittsburgh Center Series A, 5.000% due 7/15/25	391,105
300,000	Allegheny County, PA, Hospital Development Authority, Revenue Bonds, Series A, 5.000% due 7/15/23	334,992
See Notes to Schedules of Portfolio Investments
63

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
	Bensalem Township, PA, School District, General Obligation, Taxable Refunding:
$145,000	1.835% due 6/1/21	$145,641
175,000	1.855% due 6/1/22	178,078
160,000	1.917% due 6/1/23	165,043
215,000	1.972% due 6/1/24	224,714
400,000	Bucks County, PA, Centennial School District, General Obligation Limited, Refunding, Series B, (State Aid Withholding), 5.000% due 12/15/21	416,884
675,000	City of Philadelphia PA, General Obligation Unlimited, Refunding, 5.000% due 8/1/22	720,569
515,000	City of Philadelphia, PA, Airport Revenue, Revenue Bonds, AMT Refunding, Series B, 5.000% due 7/1/24	591,174
750,000	Delaware Valley Regional Finance Authority, Revenue Bonds, 5.000% due 11/1/24	874,342
460,000	East Norriton-Plymouth-Whitpain Joint Sewer Authority, Revenue Bonds, Refunding, 0.904% due 8/1/23	461,141
400,000	Lehigh Country, PA, General Purpose Hospital, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/23	444,284
425,000	Montgomery County, PA, Higher Education and Health Authority, Revenue Bonds, Refunding, 5.000% due 9/1/23	472,218
100,000	Montgomery County, PA, Industrial Development Authority, Revenue Bonds, Refunding, 4.000% due 12/1/22	104,858
290,000	New Castle Sanitation Authority, Revenue Bonds, Taxable Refunding, 1.017% due 6/1/24	290,258
380,000	Pennsylvania State Turnpike Authority, Revenue Bonds, Refunding, 5.000% due 12/1/22	413,311
500,000	Pennsylvania State University, Taxable, Revenue Bonds, Series B, 1.780% due 9/1/25	526,420
400,000	Pennsylvania State University, Tax-Exempt, Revenue Bonds, Series E, 5.000% due 3/1/24	458,752
200,000	Philadelphia, PA, School District, General Obligation Ltd, Series A (State Aid Withholding), 5.000% due 9/1/23	222,602
200,000	Pittsburgh, PA, School District, General Obligation Unlimited, Refunding, Series A, (State Aid Withholding), 5.000% due 9/1/22	205,578
105,000	Public Parking Authority Of Pittsburgh, Revenue Bonds, Prefunded, Series A, 5.000% due 12/1/23	119,058
195,000	Public Parking Authority Of Pittsburgh, Revenue Bonds, Unrefunded ,Series A, 5.000% due 12/1/23	217,950
355,000	State Public School Building Authority Paclg, Revenue Bonds, Refunding-Community College of Allegheny Co. Project, Series B (BAM), 4.000% due 7/15/22	373,971
		8,841,267
	Rhode Island — 0.8%
400,000	Rhode Island State, RI, Health and Educational Building Corporation, Public School Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 5/15/22	423,256
	South Carolina — 0.6%
350,000	Charleston Educational Excellence Finance Corp., Revenue Bonds, 0.527% due 12/1/22	350,035
	South Dakota — 0.4%
230,000	South Dakota State Building Authority, Revenue Bonds, Refunding, Series B, 0.676% due 9/1/23	230,396
	Tennessee — 1.1%
600,000	Tennessee, TN, Housing Development Agency Residential Finance Program Revenue, Revenue Bonds, 1.400% due 1/1/22	605,250
See Notes to Schedules of Portfolio Investments
64

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Texas — 10.4%
	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Series A, (PSF Guaranteed):
$200,000	4.000% due 2/15/21	$200,258
325,000	5.000% due 8/15/22	347,454
310,000	5.000% due 8/15/23	346,363
100,000	Central Texas Regional Mobility Authority, Revenue Bonds, Series C, 1.345% due 1/1/24	101,010
500,000	Cities of Dallas and Fort Worth International Airport, Revenue Bonds, Refunding, Series A, 5.000% due 11/1/24	586,965
	City of Houston TX Airport System Revenue, Revenue Bonds:
100,000	1.054% due 7/1/23	101,090
170,000	5.000% due 7/1/24	195,769
490,000	Dallas, TX, Independent School District, General Obligation Unlimited, Series B-5, (PSF Guaranteed), 5.000% due 2/15/36[2]	490,872
300,000	Harris County, TX, Senior Lien, Revenue Bonds, Refunding, Series A, 5.000% due 8/15/21	307,893
170,000	Harris County, TX, Toll Road Authority, Revenue Bonds, Refunding, 5.000% due 8/15/22	182,755
225,000	Houston, TX, Community College, General Obligation Limited, 5.000% due 2/15/23	247,032
190,000	North East, TX, Independent School District, General Obligation Unlimited, Series B, (PSF Guaranteed), 1.420% due 8/1/40[2]	191,104
695,000	North Texas Tollway Authority, Revenue Bonds, 1.020% due 1/1/25	699,365
555,000	North Texas, Tollway Authority Revenue, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/23	604,406
320,000	Texas State, TX, A&M University Revenue, Revenue Bonds, Series B, Prerefunded 5/15/23 @ 100, 5.000% due 5/15/32	355,094
565,000	Texas, TX, College Student Loan, General Obligation Unlimited, 5.500% due 8/1/21	579,877
		5,537,307
	Virginia — 2.0%
200,000	County of Fairfax VA,General Obligation Unlimited, Refunding, Series B (State Aid Withholding), 0.645% due 10/1/25	201,602
250,000	Greater Richmond Convention Center Authority, Revenue Bonds, 5.000% due 6/15/23	273,193
520,000	Virginia College Building Authority, Revenue Bonds, 5.000% due 2/1/23	570,606
		1,045,401
	Washington — 5.9%
425,000	Central Puget Sound Regional Transit Authority, Revenue Bonds, Refunding ,Series S-1, 5.000% due 11/1/25	460,458
350,000	Chelan County, WA, Public Utility District No 1, Revenue Bonds, Refunding, Series A (NPFG Insured), 0.000% due 6/1/23[4]	345,825
575,000	District of Columbia, DC, Income Tax Secured, Revenue Bonds, 5.000% due 3/1/23	633,040
550,000	Energy Northwest, WA, Taxable Columbia Generating Electicity Reveune, Revenue Bonds, Series E, 2.803% due 7/1/21	555,758
425,000	Klickitat Country, WA, Public Utility Distic, Revenue Bonds, Refunding, Series B (AGMC Insured), 2.277% due 12/1/23	444,533
125,000	Lewis County, WA, Public Utility District No 1, Cowlitz Falls Hydroelectric Project, Revenue Bonds, Refunding, 5.000% due 10/1/22	135,159
120,000	Port of Seattle WA, Revenue Bonds, Refunding, Series A, 5.000% due 8/1/25	128,102
See Notes to Schedules of Portfolio Investments
65

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Washington — (Continued)
	Washington State Housing Finance Commission, Revenue Bonds, AMT - Refunding, Series 2A (GNMA / FNMA / FHLMC):
$125,000	1.650% due 6/1/21	$125,416
110,000	1.700% due 12/1/21	110,891
225,000	Whatcom County,WA, School District No. 502 Ferndale, General Obligation Unlimited, Refunding, 3.000% due 12/1/21	230,434
		3,169,616
	Wisconsin — 2.2%
150,000	City of Milwaukee WI, General Obligation Unlimited, Series N-4, 5.000% due 4/1/25	177,784
215,000	Eau Claire WI, General Obligation Unlimited, Series D, 1.400% due 4/1/24	219,128
150,000	Wisconsin Housing and Economic Development Authority, Revenue Bonds, Series A, 1.550% due 11/1/38[2]	150,350
250,000	Wisconsin State, Health & Educational Facilities Authority Revenue, Revenue Bonds, Refunding, 5.000% due 11/15/23	282,455
325,000	Wisconsin State, WI, Transportation Revenue, Revenue Bonds, Series 2, 5.000% due 7/1/23	347,448
		1,177,165
	Wyoming — 0.8%
400,000	Wyoming State, Community Development Authority, Revenue Bonds, Series 1, 1.950% due 12/1/22	410,740
	TOTAL MUNICIPAL BONDS (Cost $49,894,310)	50,709,031
Shares
REGISTERED INVESTMENT COMPANIES* — 0.5%
41,460	ESC CEF Blackrock Municipal	0
4,500	VanEck Vectors High-Yield Municipal Index ETF	282,600
	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $270,328)	282,600
Face Amount
REPURCHASE AGREEMENT* — 6.6%
3,522,359	With Fixed Income Clearing Corp., dated 1/29/21, 0.00%, principal and interest in the amount of $3,522,359, due 2/1/21, (collateralized by a U.S. Treasury Note with a par value of $3,454,500, coupon rate of 2.125%, due 12/31/2022, market value of $3,592,892)	3,522,359
	TOTAL REPURCHASE AGREEMENT (Cost $3,522,359)	3,522,359
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.5%
261,875	State Street Navigator Securities Lending Government Money Market Portfolio[5]	261,875
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $261,875)	261,875
TOTAL INVESTMENTS (Cost $54,198,872)	103.2%	$55,031,762
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.2)	(1,731,569)
NET ASSETS	100.0%	$53,300,193
See Notes to Schedules of Portfolio Investments
66

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2021 - (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of January 31, 2021.
[3]	When-issued security.
[4]	Zero Coupon Bond.
[5]	Represents an investment of securities lending cash collateral.

Abbreviations:
AGMC — Assured Guaranty Municipal Corporation
AMT — Alternative Minimum Tax
BAM — Build America Mutual
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
NPFG — National Public Finance Guarantee Corporation
PSF — Permanent School Fund
QSBLF — Michigan Qualified School Bond Loan Fund
See Notes to Schedules of Portfolio Investments
67

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — 96.2%
	Alabama — 1.1%
$500,000	Jefferson County, AL, Sewer Revenue Warrants, Series E, 0.000% due 10/1/34[1]	$216,360
500,000	Jefferson County, AL, Sewer Revenue, Series B, (AGMC Insured), 0.000% due 10/1/25[1]	455,935
1,070,000	Jefferson County, AL, Sewer Revenue, Series D, Warrants, 6.000% due 10/1/42	1,260,888
500,000	Montgomery, AL, Medical Clinic, Board Health Care Facility Revenue, Refunding, 5.000% due 3/1/30	572,610
250,000	Selma Industrial Development Board, Gulf Opportunity Zone Revenue, Revenue Bonds, Series A, 2.000% due 11/1/33[2]	264,627
		2,770,420
	Alaska — 0.5%
1,065,000	Alaska State, Housing Finance Corp., Revenue Bonds, Series A, 4.000% due 12/1/48	1,192,086
	Arizona — 3.1%
300,000	Arizona State, Industrial Development Authority, Education Revenue, Basis Schools Projects, Revenue Bonds, Refunding, Series A, 5.250% due 7/1/47[3]	335,238
500,000	Arizona State, Industrial Development Authority, Education Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/32[3]	518,735
	Arizona State, Industrial Development Authority, Education Revenue, Revenue Bonds, Series A:
250,000	5.000% due 7/1/49[3]	263,438
125,000	5.000% due 7/15/49[3]	140,345
250,000	4.000% due 7/15/50[3]	259,633
300,000	Arizona State, Industrial Development Authority, Education Revenue, Revenue Bonds, Series B, 5.500% due 7/1/38[3]	344,916
734,185	Arizona State, Industrial Development Authority, Municipal Certificates, Revenue Bonds, Series A, 3.625% due 5/20/33	795,005
60,000	Florence Town, Inc., AZ, Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds, 5.000% due 7/1/23	62,485
250,000	Glendale, AZ, Industrial Development Authority, Senior Living Facility, Revenue Bonds, 5.000% due 5/15/39	274,037
290,000	La Paz County, Industrial Development Authority, Revenue Bonds,Series A, 5.000% due 2/15/46[3]	294,011
750,000	Maricopa County, AZ, Industrial Development Authority, Educational Revenue, Revenue Bonds, Refunding, 5.000% due 7/1/36[3]	835,125
375,000	Maricopa County, AZ, Industrial Development Authority, Revenue Bonds, Series A, 6.000% due 7/1/52[3]	442,717
250,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Basis Schools, Inc., Revenue Bonds, 5.000% due 7/1/45[3]	271,922
500,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Basis Schools, Inc., Revenue Bonds, Refunding, 5.000% due 7/1/35[3]	551,700
	Phoenix, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Revenue Bonds, Series A:
250,000	5.750% due 7/1/24[3]	268,747
500,000	6.750% due 7/1/44[3]	570,870
1,000,000	0.010% due 11/15/52[2]	1,000,000
500,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Revenue Bonds, Series A, 5.000% due 7/1/46[3]	547,260
135,000	Pima, AZ, Industrial Development Authority, Education Revenue, Revenue Bonds, Refunding, 5.000% due 6/15/49[3]	142,209
See Notes to Schedules of Portfolio Investments
68

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Arizona — (Continued)
$150,000	Tempe, AZ, Industrial Development Authority, Revenue Bonds, 5.000% due 12/1/54	$154,086
		8,072,479
	California — 5.2%
1,000,000	California Educational Facilities Authority, Revenue Bonds, Series U-7, 5.000% due 6/1/46	1,590,700
2,000,000	California Educational Facilities Authority, Revenue Bonds, Series V-1, 5.000% due 5/1/49	3,258,680
760,000	California Municipal Finance Authority, Certificate Participation, 5.000% due 11/1/27[3]	905,669
	California Municipal Finance Authority, Revenue Bonds, Series A:
30,000	5.000% due 12/1/46[3,4]	33,395
30,000	5.000% due 12/1/54[3,4]	33,047
250,000	California Public Finance Authority, Revenue Bonds, Refunding, 5.000% due 10/15/47	288,648
293,939	California State, Housing Finance Agency Municipal Certificates, Revenue Bonds, Series A, 4.250% due 1/15/35	344,514
	California State, Municipal Finance Authority, Educational Revenue, Refunding, Series A:
360,000	5.000% due 6/1/36	410,659
500,000	5.000% due 6/1/46	561,155
300,000	California State, Municipal Finance Authority, Revenue Bonds, Series A, 5.000% due 11/1/46[3]	335,307
335,000	California State, School Financing Authority, Rocketship Education Obligated Group, Revenue Bonds, Series A, 5.250% due 6/1/52[3]	370,992
250,000	California State, Statewide Communities Development Authority, CHF Irvine LLC, Revenue Bonds, 5.000% due 5/15/29	289,478
500,000	California State, Statewide Communities Development Authority, Revenue Bonds, Series A, 5.250% due 12/1/56[3]	571,280
845,000	California State, Statewide Communities Development Authority, Student Housing Revenue, Revenue Bonds, 4.305% due 7/1/32	885,281
1,000,000	Golden, ST, Tobacco Securitization Corp., Tabacco Settelment, Revenue Bonds, Series B, 0.000% due 6/1/47[1]	223,310
600,000	Hastings Campus Housing Finance Authority, Revenue Bonds, 5.000% due 7/1/45	695,094
150,000	Hastings Campus Housing Finance Authority, Revenue Bonds, Series A, 5.000% due 7/1/61	171,269
720,000	Madera, CA, Unified School District, General Obligation Unlimited, (NPFG Insured), 0.000% due 5/1/30[1]	631,634
500,000	Oroville, CA, Revenue Bonds, 5.250% due 4/1/54	581,410
500,000	River Islands, CA, Public Financing Authority, Special Tax, Series A, 5.000% due 9/1/48	564,535
1,000,000	Riverside County, Redevelopment Successor Agency, Revenue Bonds, Series B, 0.000% due 10/1/39[1]	649,150
200,000	Seal Beach, CA, Community Facilities District No. 2005-1, Special Tax, Refunding, 3.000% due 9/1/29	207,328
		13,602,535
	Colorado — 9.5%
500,000	Amber Creek, Metropolitan District, General Obligation Limited, Refunding, Series A, 5.125% due 12/1/47	522,660
1,000,000	Arista, CO, Metropolitan District, General Obligation Limited, Series A, 4.375% due 12/1/28	1,073,700
See Notes to Schedules of Portfolio Investments
69

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Colorado — (Continued)
	Arkansas River Power Authority, CO, Power Revenue, Revenue Bonds, Refunding, Series A:
$500,000	5.000% due 10/1/33	$602,120
400,000	5.000% due 10/1/43	468,424
500,000	Base Village Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 5.750% due 12/1/46	521,475
500,000	Belleview Station, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, 5.000% due 12/1/36	519,780
500,000	Big Dry Creek, Metropolitan District, General Obligation Limited, Series A, 5.750% due 12/1/47	529,680
278,000	Bradburn, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 4.000% due 12/1/28	295,486
525,000	Broadway Park North Metropolitan District No 2, General Obligation, 5.000% due 12/1/49[3]	565,913
775,000	Broadway Station Metropolitan District No 3, General Obligation, Ltd., 5.000% due 12/1/49	828,490
750,000	Buffalo Ridge, CO, Metropolitan District, General Obligation Limited, Series B, 7.375% due 12/15/47	802,455
500,000	Clear Creek Station, Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 5.000% due 12/1/47	524,520
625,000	Colorado International Center, CO, Metropolitan District No. 14, General Obligation Limited, 5.875% due 12/1/46	672,331
	Colorado State, Health Facilities Authority, Hospital Revenue, Christian Living Neighborhoods Project, Revenue Bonds, Refunding:
500,000	5.000% due 1/1/31	540,815
275,000	5.000% due 12/1/33	299,318
400,000	Colorado State, Health Facilities Authority, Hospital Revenue, Refunding, 5.000% due 1/1/37	428,208
700,000	Colorado State, Health Facilities Authority, Hospital Revenue, Revenue Bonds, Refunding, Prerefunded 6/1/27 @ 100, 5.000% due 6/1/37	893,536
250,000	Colorado State, Health Facilities Authority, Hospital Revenue, Revenue Bonds, Series A, 4.000% due 9/1/50	285,713
660,000	Colorado State, Health Facilities Authority, Refunding, Series A, Prerefunded 6/1/25 @ 100, 5.000% due 6/1/45	793,049
165,000	Colorado State, Health Facilities Authority, Revenue Bonds, Prerefunded 6/1/23 @ 100, 5.625% due 6/1/43	185,843
400,000	Colorado State, Housing and Finance Authority, Non Amount Non ACE SF Mortgage, Revenue Bonds, Series C, (GNMA Insured), 4.250% due 11/1/48	445,424
300,000	Copper Ridge Metropolitan District, Revenue Bonds, 4.000% due 12/1/29	294,051
250,000	Denver, CO, Urban Renewal Authority, Tax Increment Revenue, Series A, 5.250% due 12/1/39[3]	267,915
590,000	DIATC Metropolitan District, CO, General Obligation Limited, 3.250% due 12/1/29[3]	603,806
495,000	Dinosaur Ridge Metropolitan District, CO, Special Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/49	522,131
150,000	E-470, CO, Public Highway Authority, Revenue Bonds, Refunding, Series B, (1M USD LIBOR * 0.67 + 1.05%), 1.132% due 9/1/39[5]	150,083
1,000,000	Gardens on Havana, CO, Metropolitan District No. 3, Revenue Bonds, Series A, 4.625% due 12/1/27	1,058,020
945,000	Harmony Technology Park, Metropolitan District No. 2, General Obligation Limited, 4.500% due 12/1/32	1,045,406
500,000	Hunters Overlook, CO, Metropolitan District No. 5, General Obligation Limited, Series A, 5.000% due 12/1/49	535,805
500,000	Independence Metropolitan District No 3, General Obligation Limited, Series A, 6.250% due 12/1/49	539,470
See Notes to Schedules of Portfolio Investments
70

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Colorado — (Continued)
$500,000	Leyden Ranch, Metropolitan District, General Obligation Unlimited, Series A, 5.125% due 12/1/47	$525,280
750,000	Leyden Rock, Metropolitan District No. 10, General Obligation Limited, Series A, 5.000% due 12/1/45	780,968
500,000	Midcities Metropolitan District No. 2, CO, Special Revenue, Revenue Bonds, Refunding, Series B, 7.750% due 12/15/46	519,460
500,000	Parkside, CO, Centre Business Improvement District, Company Special Revenue, Revenue Bonds, Series A, 6.250% due 12/1/48	530,845
500,000	Serenity Ridge, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 5.125% due 12/1/43	530,370
750,000	Solaris, CO, Metropolitan District No. 3, General Obligation Limited, Refunding, Series A, 5.000% due 12/1/36	789,008
	Southglenn, CO, Metropolitan District, Special Revenue, General Obligation Limited, Refunding:
195,000	3.000% due 12/1/21	195,813
750,000	5.000% due 12/1/30	782,205
	Southlands, CO, Metropolitan District No. 1, General Obligation Unlimited, Series A-2:
215,000	3.500% due 12/1/27	228,117
325,000	5.000% due 12/1/47	358,319
555,000	STC Metropolitan District No 2, General Obligation, Ltd., 3.000% due 12/1/25	561,055
500,000	Tallyns Reach, CO, Metropolitan District No. 3, General Obligation Limited, Series A, 6.750% due 11/1/38	520,245
520,000	Thompson Crossing Metropolitan District No. 4, General Obligation Limited, Refunding, 3.500% due 12/1/29	542,339
	Vauxmont Metropolitan District, General Obligation Ltd, (AGMC Insured):
250,000	5.000% due 12/1/32	322,503
160,000	5.000% due 12/15/32	185,846
250,000	Village Metropolitan District (The), General Obligation, Ltd., 5.000% due 12/1/40	271,925
500,000	Westcreek Metropolitan District No 2, General Obligation Limited, Series A, 5.375% due 12/1/48	533,250
		24,993,175
	Connecticut — 0.9%
450,000	Connecticut State Health & Educational Facilities Authority Revenue, Revenue Bonds, Series A-1, 5.000% due 10/1/39[3]	473,355
425,000	Connecticut State Health & Educational Facilities Authority, Church Home of Hartford, Inc. Project, Revenue Bonds, Series A, 5.000% due 9/1/53[3]	443,679
165,000	Connecticut State Health and Educational Facilities Authority, Revenue Bonds, 5.000% due 7/1/50[3]	187,344
125,000	Connecticut State Health and Educational Facilities Authority, Revenue Bonds, Series A, 5.000% due 1/1/55[3]	134,845
250,000	Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Tax Allocation, Refunding, 5.000% due 4/1/30[3]	288,113
700,000	Mohegan Tribe of Indians, CT, Gaming Authority, Revenue Bonds, Series A, 5.500% due 8/1/26[3]	738,661
		2,265,997
	Delaware — 0.1%
250,000	Delaware State Economic Development Authority, Revenue Bonds, Refunding, Series V, 1.250% due 10/1/45[2]	255,157
	District Of Columbia — 0.9%
225,000	District of Columbia, KIPP DC Obligated Group, Revenue Bonds, Series A, 5.000% due 7/1/27	277,022
See Notes to Schedules of Portfolio Investments
71

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	District Of Columbia — (Continued)
$3,415,000	District of Columbia, Tobacco Settlement Financing Corp., Revenue Bonds, Series A, 0.000% due 6/15/46[1]	$718,243
2,000,000	Metropolitan Washington, DC, Airports Authority Dulles Toll Road Revenue, Revenue Bonds, Series B, (AGMC Insured), 0.000% due 10/1/40[1]	1,272,760
		2,268,025
	Florida — 4.4%
	Atlantic, FL, Beach Floating Healthcare Facilities, Revenue Bonds, Series A:
505,000	5.000% due 11/15/33	580,523
250,000	5.000% due 11/15/53	280,308
250,000	Capital Trust Agency Inc, Revenue Bonds, 5.000% due 10/15/49[3]	269,433
255,000	Capital Trust Agency, FL, Educational Facilities Lease, Revenue Bonds, 5.000% due 12/15/50[3]	275,627
195,000	Capital Trust Agency, FL, Educational Facilities Revenue, Advantage Academy of Hillsborough Projects, Revenue Bonds, Series A, 4.000% due 12/15/24	207,874
160,000	Capital Trust Agency, FL, Educational Facilities Revenue, Viera Charter School, Inc. Project, Revenue Bonds, Series A, 5.000% due 10/15/37[3]	175,523
300,000	Escambia County, FL, Health Facilities Authority, Revenue Bonds, Refunding, Series A, 4.000% due 8/15/45	346,815
145,000	Florida Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School, Inc. Projects, Series C, 5.000% due 9/15/50[3]	158,553
550,000	Florida Development Finance Corp., Healthcare Facilities Revenue, University of Florida Health Project, Series A, 6.000% due 2/1/33	601,557
1,220,000	Florida State Housing Finance Corp., Revenue Bonds, Series 1 (GNMA/FNMA/FHLMC Insured), 4.000% due 7/1/49	1,341,158
300,000	Lakewood Ranch, FL, Stewardship District, Special Assessment Revenue, 5.375% due 5/1/47	334,329
500,000	Lee County, FL, Industrial Development Authority, Shell Point/Waterside Health Project, Revenue Bonds, 5.000% due 11/15/39	574,925
1,250,000	North Broward, FL, Hospital District, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/48	1,454,187
750,000	Orange County, FL, Health Facilities Authority Revenue, 5.000% due 8/1/40	840,622
1,000,000	Orange County, FL, Health Facilities Authority, Revenue Bonds, Refunding, 5.000% due 8/1/41	1,095,880
145,000	Palm Beach County Health Facilities Authority, Revenue Bonds, 5.000% due 6/1/55	153,465
55,000	Palm Beach County, FL, Health Facilities Authority, Lifespace Communities, Revenue Bonds, Refunding, Series C, 5.000% due 5/15/25	62,831
5,000	Palm Beach County, Health Facilities Authority, Revenue Bonds, Series B, 5.000% due 11/15/42	6,064
	Sarasota County, FL, Health Facilities Authority, Retirement Facilities Revenue, Revenue Bonds, Series A:
550,000	5.000% due 1/1/37	599,000
250,000	5.000% due 1/1/42	270,795
500,000	Southeast Overtown Park West Community Redevelopment Agency, FL, Series A-1, 5.000% due 3/1/30[3]	555,670
165,000	Town Center at Palm Coast, FL, Community Development District, Special Assessment, 6.000% due 5/1/36	165,130
See Notes to Schedules of Portfolio Investments
72

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Florida — (Continued)
	Winter Garden Village at Fowler Groves, FL, Community Development District, Special Assessment, Refunding:
$500,000	3.750% due 5/1/31	$524,760
500,000	4.125% due 5/1/37	524,625
		11,399,654
	Georgia — 0.8%
250,000	Burke County, GA, Development Authority, Pollution Control Revenue, Revenue Bonds, Series REMK, 1.650% due 11/1/48[2]	251,225
375,000	DeKalb County, GA, Housing Authority, Senior Living Revenue, Revenue Bonds, Refunding, Series A, 5.250% due 1/1/54[3]	310,339
125,000	Development Authority of Monroe County (The), Revenue Bonds, 1.500% due 1/1/39[2]	128,718
490,000	Georgia Housing & Finance Authority, Revenue Bonds, 4.000% due 6/1/50	559,908
200,000	Georgia State, Municipal Electric Authority, Revenue Bonds, Series A, 5.000% due 7/1/60	227,808
210,000	Houston Healthcare System, Inc., Revenue Bonds, 5.000% due 10/1/31[2]	231,050
340,000	Macon-Bibb County, GA, Urban Development Authority, Revenue Bonds, 5.750% due 6/15/37[3]	357,143
		2,066,191
	Guam — 0.3%
175,000	Guam Department of Education, Certificate Participation, 5.000% due 2/1/40	192,453
500,000	Guam Power Authority, Revenue Bonds, Series A (AGM Insured), 5.000% due 10/1/22	535,655
		728,108
	Idaho — 0.6%
500,000	Idaho Health Facilities Authority, Revenue Bonds, Series A, 4.750% due 7/1/44[3]	543,460
250,000	Idaho State, Health Facilities Authority Revenue, Kootenai Health Project, Revenue Bonds, Series A, 4.375% due 7/1/34[3]	271,912
	Idaho State, Housing and Finance Association, Nonprofit Facilities Revenue, Compass Charter School Project, Revenue Bonds, Series A:
365,000	6.000% due 7/1/39[3]	431,967
250,000	5.000% due 7/1/40[3]	276,875
		1,524,214
	Illinois — 15.2%
250,000	Bolingbrook, IL, Special Service Area No 1, Special Tax, Refunding, 5.250% due 3/1/41	260,175
	Chicago Board of Education, General Obligation, Series A:
120,000	5.000% due 12/1/36[4]	150,811
100,000	5.000% due 12/1/38[4]	125,374
	Chicago, IL, Board of Education, General Obligation Unlimited, Series A:
1,050,000	0.000% due 12/1/31[1]	831,085
750,000	5.000% due 12/1/41	769,785
400,000	7.000% due 12/1/46[3]	520,248
325,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series A, (AGM, AMBAC Insured), 5.500% due 12/1/31	456,063
	Chicago, IL, Board of Education, General Obligation Unlimited, Series A, (NPFG Insured):
150,000	0.000% due 12/1/23[1]	145,713
560,000	0.000% due 12/1/25[1]	527,307
170,000	5.500% due 12/1/26	193,622
550,000	0.000% due 12/1/29[1]	463,892
See Notes to Schedules of Portfolio Investments
73

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)
$600,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series B, 7.000% due 12/1/42[3]	$784,812
1,075,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series B1, (NPFG Insured), 0.000% due 12/1/31[1]	850,873
640,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series C, 5.250% due 12/1/39	712,307
500,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series H, 5.000% due 12/1/46	582,805
600,000	Chicago, IL, General Obligation Unlimited, (NPFG Insured), 0.000% due 1/1/31[1]	470,322
	Chicago, IL, General Obligation Unlimited, Refunding, Series A:
150,000	5.000% due 1/1/30	189,371
250,000	5.750% due 1/1/33	302,142
1,195,000	6.000% due 1/1/38	1,453,634
250,000	Chicago, IL, General Obligation Unlimited, Refunding, Series C, 5.000% due 1/1/24	277,545
435,000	Chicago, IL, General Obligation Unlimited, Series C, 0.000% due 1/1/31[1]	324,706
305,000	Chicago, IL, Wastewater Transmission Revenue, Revenue Bonds, Refunding, (NPFG Insured), 5.500% due 1/1/30	383,846
500,000	Chicago, IL, Waterworks Revenue, Revenue Bonds, 5.000% due 11/1/24	539,950
150,000	Chicago, IL, Waterworks Revenue, Revenue Bonds, (AMBAC Insured), 5.750% due 11/1/30	187,155
500,000	Cook County, IL, Community College District No. 508, General Obligation Unlimited, 5.250% due 12/1/43	548,985
400,000	Illinois State Finance Authority, Christian Homes, Inc., Revenue Bonds, 5.000% due 5/15/36	442,736
150,000	Illinois State Finance Authority, Presbyterian Homes, Revenue Bonds, Series B, (1M USD LIBOR * 0.70 + 1.35%), 1.451% due 5/1/36[5]	150,018
390,000	Illinois State Finance Authority, Recovery Zone Facility, Navistar International Corp., Project, Revenue Bonds, Refunding, 4.750% due 10/15/40[2,3]	420,588
350,000	Illinois State Finance Authority, Revenue Bonds, 4.000% due 7/1/35	402,465
	Illinois State Finance Authority, Revenue Bonds, Refunding:
230,000	5.000% due 12/1/40	265,374
250,000	5.000% due 12/1/46	285,150
150,000	Illinois State Finance Authority, Revenue Bonds, Refunding, Lifespace Communities Project, Series A, 5.000% due 5/15/22	156,777
	Illinois State Finance Authority, Revenue Bonds, Refunding, Series A:
300,000	5.000% due 7/1/35	357,387
250,000	5.000% due 8/15/37	313,215
	Illinois State Finance Authority, Revenue Bonds, Refunding, Series C:
1,000,000	5.000% due 2/15/31	1,242,380
1,000,000	4.125% due 8/15/37	1,081,830
500,000	Illinois State Finance Authority, Silver Cross Hospital & Medical Center, Revenue Bonds, Series C, 5.000% due 8/15/44	560,745
	Illinois State Finance Authority, Student Housing Revenue, Dekalb II Northern Illinois, Revenue Bonds:
395,000	5.750% due 10/1/21	401,964
250,000	6.875% due 10/1/43	254,610
500,000	Illinois State Finance Authority, Student Housing Revenue, Northern Illinois University Project, Revenue Bonds, 6.000% due 10/1/24	510,330
See Notes to Schedules of Portfolio Investments
74

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)
	Illinois State Finance Authority, Student Housing Revenue, Northern Illinois University Project, Revenue Bonds, Series A:
$250,000	5.000% due 7/1/35	$229,942
500,000	5.000% due 7/1/47	433,570
1,035,000	Illinois State Finance Authority, Swedish Covenant Hospital, Revenue Bonds, Refunding, Series A, 5.000% due 8/15/34	1,296,710
425,000	Illinois State Housing Development Authority, Revenue Bonds, Refunding, Series A (GNMA / FNMA / FHLMC Insured), 4.250% due 10/1/49	478,121
515,000	Illinois State Housing Development Authority, Revenue Bonds, Refunding, Series C, 3.500% due 8/1/46	558,363
475,000	Illinois State Sports Facilities Authority, Revenue Bonds, Refunding, 5.000% due 6/15/24	518,705
	Illinois State Sports Facilities Authority, Revenue Bonds, Refunding, (BAM Insured):
620,000	5.000% due 6/15/28	790,649
250,000	5.000% due 6/15/30	323,157
	Illinois State Sports Facilities Authority, State Tax Supported, Capital Apprec, Revenue Bonds, (AMBAC Insured):
500,000	0.000% due 6/15/23[1]	481,625
415,000	0.000% due 6/15/26[1]	373,757
500,000	Illinois State University, Revenue Bonds, (AGMC Insured), 5.000% due 4/1/24	565,030
320,000	Illinois State, Finance Authority, Charter School Revenue, Refunding and Improvement, Chicago International Charter School Project, Revenue Bonds, 5.000% due 12/1/47	361,590
	Illinois State, General Obligation Unlimited:
500,000	5.000% due 1/1/30	575,020
1,000,000	5.000% due 2/1/39	1,077,860
200,000	5.000% due 1/1/41	223,968
1,000,000	Illinois State, General Obligation Unlimited, Series C, 5.000% due 11/1/29	1,185,890
1,000,000	Illinois State, General Obligation Unlimited, Series D, 5.000% due 11/1/28	1,193,500
250,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Refunding (BAM, NPFG Insured), 0.000% due 6/15/28[1]	223,258
	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Series A, (NPFG Insured):
485,000	0.000% due 6/15/31[1]	386,521
1,000,000	0.000% due 12/15/34[1]	708,140
1,000,000	0.000% due 6/15/36[1]	670,270
500,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Series B, (AGMC Insured), 0.000% due 6/15/27[1]	457,945
2,000,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax, Revenue Bonds, Series A, (AGMC Insured MBIA), 0.000% due 12/15/29[1]	1,708,820
500,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project, Revenue Bonds, Series B, 5.000% due 12/15/40	564,685
250,000	Southern Illinois State University, Housing & Auxiliary Facilities System, Revenue Bonds, Series A, (NPFG Insured), 0.000% due 4/1/22[1]	246,362
500,000	Southern Illinois State University, Housing & Auxiliary Facilities System, Revenue Bonds, Series B1, 5.000% due 4/1/22	515,810
See Notes to Schedules of Portfolio Investments
75

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)
	State of Illinois, General Obligation Unlimited:
$1,000,000	5.500% due 5/1/30	$1,298,040
250,000	4.000% due 10/1/33	288,027
165,000	4.000% due 6/1/35	178,796
500,000	4.000% due 10/1/42	558,240
1,000,000	University of Illinois, Auxiliary Facilities, Revenue Bonds, Series A, (AGMC Insured), 4.000% due 4/1/36	1,116,880
500,000	Volo Village, IL, Special Service Area No. 3 & 6, Special Tax, Symphony Meadows/Lancaster Falls Project, (AGMC Insured), 2.875% due 3/1/25	538,080
497,000	Yorkville, IL, United City Special Service, Special Tax, (AGMC Insured), 3.000% due 3/1/25	538,579
250,000	Yorkville, IL, United City Special Service, Special Tax, Refunding, (AGMC Insured), 4.000% due 3/1/36	271,560
		39,835,567
	Indiana — 1.2%
	Indiana Finance Authority, Midwestern Disaster Relief Revenue, Revenue Bonds, Ohio Valley Electric Corp. Project, Series A:
900,000	5.000% due 6/1/32	937,476
300,000	5.000% due 6/1/39	311,148
	Indiana State Finance Authority, Greencroft Obligated Group, Revenue Bonds, Series A:
345,000	5.750% due 11/15/28	367,967
195,000	6.500% due 11/15/33	209,475
600,000	Indiana State Finance Authority, Revenue Bonds, Series A, 5.000% due 11/15/38	682,344
	Knox County, IN, Economic Development Authority, Revenue Bonds, Refunding, Series A:
300,000	5.000% due 4/1/23	312,555
350,000	5.000% due 4/1/28	362,876
		3,183,841
	Iowa — 0.7%
500,000	Iowa State, Finance Authority, Midwestern Disaster Relief Revenue, Iowa Fertilizer Co. LLC Project, Revenue Bonds, Refunding, Series B, 5.250% due 12/1/50[2]	558,340
250,000	Iowa State, Finance Authority, Revenue Bonds, 5.250% due 12/1/25	277,205
250,000	Iowa State, Finance Authority, Senior Housing Revenue, Revenue Bonds, Series A, 5.000% due 3/1/33	268,742
690,000	Tobacco Settlement Authority, IA, Revenue Bonds, Series C, 5.375% due 6/1/38	700,571
		1,804,858
	Kansas — 0.1%
30,000	Wichita, KS, Sales Tax, Special Obligation Revenue, Revenue Bonds, Refunding, 3.000% due 9/1/23	30,733
150,000	Wyandotte County, Kansas City Unified Government, Revenue Bonds, 5.000% due 12/1/34	153,080
60,000	Wyandotte County, KS, Kansas City Unified Government, Wyandotte Plaza Project, Revenue Bonds, 4.000% due 12/1/28	60,485
		244,298
	Kentucky — 1.1%
305,000	Ashland, KY, Medical Center Revenue, Revenue Bonds, Refunding, Series A, 4.000% due 2/1/32	329,775
100,000	City of Ashland KY, Revenue Bonds, 4.000% due 2/1/36	107,138
See Notes to Schedules of Portfolio Investments
76

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Kentucky — (Continued)
$785,000	Kentucky Public Transportation Infrastructure Authority, Toll Revenue, Downtown Crossing Project, Revenue Bonds, Series B, 0.000% due 7/1/21[1]	$779,890
100,000	Kentucky Public Transportation Infrastructure Authority, Toll Revenue, Downtown Crossing Project, Series A, 6.000% due 7/1/53	110,854
250,000	Kentucky, KY, Economic Development Finance Authority, Healthcare Revenue, Revenue Bonds, Refunding, 5.750% due 11/15/45	254,995
	Kentucky, KY, Economic Development Finance Authority, Healthcare Revenue, Revenue Bonds, Series B, (NPFG Insured):
500,000	0.000% due 10/1/26[1]	461,145
500,000	0.000% due 10/1/27[1]	449,730
250,000	Louisville & Jefferson County, KY, Metropolitan Government Healthcare System, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/31	302,480
		2,796,007
	Louisiana — 0.6%
250,000	Calcasieu Parish, LA, Memorial Hospital Service District Hospital Revenue, Lake Charles Memorial Hospital Project, Revenue Bonds, Refunding, 5.000% due 12/1/34	283,698
880,000	Juban Crossing Economic Development District, LA, Revenue Bonds, Refunding, Series C, 7.000% due 9/15/44[3]	790,803
500,000	Louisiana State, Public Facilities Authority Revenue, Revenue Bonds, Louisiana State University Greenhouse District Phase III Project, Series A, 5.000% due 7/1/59	603,580
		1,678,081
	Maryland — 1.4%
1,125,000	Baltimore, MD, Special Obligation, Revenue Bonds, Refunding, Series A, 5.000% due 9/1/38	1,225,462
250,000	Brunswick, MD, Special Obligation, Special Tax, Refunding, 5.000% due 7/1/36	296,592
250,000	Howard County, MD, Special Obligation, Revenue Bonds, Series A, 4.125% due 2/15/34[3]	261,743
360,000	Maryland State, Community Development Administration, Department Housing & Community Development, Revenue Bonds, Refunding, Series A, 4.500% due 9/1/48	409,295
100,000	Maryland State, Economic Development Corp., Special Obligation, Metro Centre Owings Mills Project, Tax Allocation, 3.750% due 7/1/27	107,629
250,000	Maryland State, Economic Development Corp., Special Obligation, Tax Allocation, 4.500% due 7/1/44	266,268
500,000	Prince George’s County, MD, Revenue Authority, Suitland-Naylor Road Project, 5.000% due 7/1/46[3]	540,635
500,000	Prince George’s County, MD, Special Obligation, PGC Hampton Park Project, Revenue Bonds, Series A, 4.375% due 7/1/48[3]	524,335
		3,631,959
	Michigan — 2.6%
380,000	Dearborn, MI, Economic Development Corp., Revenue Bonds, 7.500% due 11/15/44[3,6]	247,000
250,000	Detroit, MI, General Obligation Unlimited, 5.000% due 4/1/34	291,955
280,000	Flint, MI, Hospital Building Authority Rental, Revenue Bonds, Series A, 5.250% due 7/1/39	299,950
See Notes to Schedules of Portfolio Investments
77

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Michigan — (Continued)
$1,000,000	Grand Rapids Charter Township Economic Development Corp., Revenue Bonds, 5.000% due 5/15/44	$1,125,670
600,000	Grand Rapids, MI, Economic Development Corp., Beacon Hill Eastgate Project, Revenue Bonds, Refunding, Series A, 5.000% due 11/1/37	625,758
	Kentwood, MI, Economic Development Corp., Revenue Bonds, Refunding:
50,000	4.500% due 11/15/21	51,071
65,000	4.750% due 11/15/22	67,434
250,000	5.000% due 11/15/37	278,615
250,000	5.625% due 11/15/41	259,655
6,000,000	Michigan Finance Authority, Revenue Bonds, 0.000% due 6/1/65[1]	754,560
2,070,000	Michigan State Housing Development Authority, Safe Mortgage Revenue, Revenue Bonds, Series C, 4.250% due 6/1/49	2,314,032
250,000	Michigan State Strategic Fund, Limited Obligation Revenue, Revenue Bonds, Refunding, 5.000% due 11/15/29	293,085
200,000	Michigan State Strategic Fund, Limited Obligation Revenue, Revenue Bonds, Refunding, Series CC, 1.450% due 9/1/30[2]	200,658
		6,809,443
	Minnesota — 0.1%
240,000	St. Paul, MN, Housing & Redevelopment Authority, Charter School Lease Revenue, Revenue Bonds, Series A, 5.500% due 7/1/38[3]	268,231
	Mississippi — 0.7%
1,920,000	Mississippi Business Finance Corp., Revenue Bonds, 0.020% due 12/1/30[2]	1,920,000
	Missouri — 1.4%
430,000	Cape Girardeau County, MO, Industrial Development Authority, Southeast Health, Revenue Bonds, Series A, 6.000% due 3/1/33	478,001
250,000	Health and Educational Facilities Authority of the State of Missouri, Revenue Bonds, 5.000% due 8/1/45	268,375
80,000	Lees Summit, MO, Special Obligation Tax Increment, Tax Allocation, Refunding, 3.500% due 11/1/23[3]	80,518
475,000	Maryland Heights, MO, Industrial Development Authority, State Louis Community ICE Center Project, Revenue Bonds, Series A, 4.375% due 3/15/30	462,170
100,000	Missouri State Health & Educational Facilities Authority, Lutheran Senior Services, Revenue Bonds, 5.000% due 2/1/25	111,373
640,000	Missouri State Health & Educational Facilities Authority, Revenue Bonds, 5.000% due 2/1/26	708,992
	Missouri State Health & Educational Facilities Authority, Revenue Bonds, Series A:
100,000	5.000% due 2/1/28	116,214
250,000	5.000% due 2/1/42	278,390
355,000	St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, Revenue Bonds, Refunding, 5.000% due 9/1/32	411,339
625,000	St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, Revenue Bonds, Series A, 5.250% due 9/1/53	699,100
150,000	St. Louis County, MO, Industrial Development Authority, Senior Living Revenue, Revenue Bonds, Refunding, 5.000% due 9/1/48	167,127
		3,781,599
	Nebraska — 0.1%
240,000	Nebraska State, Investment Finance Authority, Safe Housing Revenue, Revenue Bonds, Series C, 4.000% due 9/1/48	265,046
See Notes to Schedules of Portfolio Investments
78

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Nevada — 0.6%
$335,000	Department of Business & Industry, NV, Revenue Bonds, Series A, 5.000% due 7/15/27[3]	$378,218
290,000	Las Vegas, NV, Sales Tax Increment Revenue, 3.500% due 6/15/25[3]	290,792
500,000	Nevada State, Department of Business and Industry, Revenue Bonds, Series A, 5.000% due 12/15/48[3]	527,560
400,000	North Las Vegas, NV, Local Improvement, Special Assessment, 4.625% due 6/1/49	431,140
		1,627,710
	New Hampshire — 0.3%
740,072	National Finance Authority, Series 1, 4.125% due 1/20/34	839,508
	New Jersey — 5.5%
500,000	New Jersey Health Care Facilities Financing Authority Revenue, Revenue Bonds, St Peters Univerdity Hospital, 5.750% due 7/1/37	501,715
1,085,000	New Jersey State Economic Development Authority Revenue, Refunding, School Facilities Construction, Revenue Bonds, Series NN, 5.000% due 3/1/24	1,185,590
1,000,000	New Jersey State Economic Development Authority Revenue, Revenue Bonds, Refunding, (AGMC Insured), 5.000% due 6/1/29	1,228,140
175,000	New Jersey State Economic Development Authority School Revenue, Beloved Community Chart School, Inc. Project, Revenue Bonds, Series A, 5.000% due 6/15/49[3]	189,375
345,000	New Jersey State Economic Development Authority School Revenue, Foundation Academy Charter School Project, Revenue Bonds, Series A, 5.000% due 7/1/38	404,216
500,000	New Jersey State Economic Development Authority, Revenue Bonds, Refunding, Series I, (SIFMA MUNI SWAP INDEX + 1.60%), 1.640% due 3/1/28[5]	500,765
2,500,000	New Jersey State Economic Development Authority, Revenue Bonds, Refunding, Series XX, 5.000% due 6/15/25	2,960,725
885,000	New Jersey State Housing and Mortgage Finance Agency, Revenue Bonds, Refunding, Series C, 4.750% due 10/1/50	1,013,396
	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series A:
1,000,000	0.000% due 12/15/35[1]	700,630
1,300,000	0.000% due 12/15/39[1]	796,367
1,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series A, (BAM Insured), 0.000% due 12/15/27[1]	935,090
1,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series B, (NPFG Insured), 5.500% due 12/15/21	1,044,930
	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series C, (AGMC Insured):
185,000	0.000% due 12/15/32[1]	154,264
1,000,000	0.000% due 12/15/34[1]	792,500
550,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series C, (AMBAC Insured), 0.000% due 12/15/35[1]	399,773
1,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series C, (NPFG Insured), 0.000% due 12/15/31[1]	819,210
500,000	Tobacco Settlement Financing Corp., NJ, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/29	650,860
		14,277,546
See Notes to Schedules of Portfolio Investments
79

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New Mexico — 0.6%
$500,000	New Mexico Hospital Equipment Loan Council First Mortgage, Revenue Bonds, LA Vida Llena Expansion Project, Series A, 5.000% due 7/1/49	$566,200
570,000	New Mexico Mortgage Finance Authority, Revenue Bonds, Series A, (GNMA / FNMA / FHLMC Insured), 4.250% due 1/1/50	642,709
275,000	Santa Fe, NM, Retirement Facility Revenue, Revenue Bonds, Series A, 5.000% due 5/15/34	306,864
		1,515,773
	New York — 6.8%
1,100,000	Brooklyn Arena Local Development Corp., Pilot Revenue, Revenue Bonds, Refunding, 5.000% due 7/15/42	1,272,282
435,000	Brooklyn Arena Local Development Corp., Revenue Bonds, 4.000% due 11/1/55	459,199
315,000	Build NYC Resource Corp, Revenue Bonds,Series A, 5.000% due 12/1/41[3,4]	352,778
	County of Sullivan NY, Special Assessment:
150,000	4.850% due 11/1/31[3]	158,403
500,000	5.350% due 11/1/49[3]	525,225
500,000	Glen Cove, NY, Local Economic Assistance Corp., Revenue Bonds, Series C, 0.000% due 1/1/55	542,155
250,000	Metropolitan Transportation Authority, NY, Revenue Bonds, Series A, (SIFMA MUNI SWAP INDEX + 0.50%), 0.540% due 11/15/42[5]	247,565
	Metropolitan Transportation Authority, NY, Revenue Bonds, Series C:
250,000	4.750% due 11/15/45	303,910
120,000	5.000% due 11/15/50	147,604
500,000	Metropolitan Transportation Authority, NY, Revenue Bonds, Series D, 4.000% due 11/15/46	555,645
	Metropolitan Transportation Authority, Revenue Bonds:
325,000	4.000% due 11/15/48	371,322
175,000	4.000% due 11/15/49	199,778
500,000	Metropolitan Transportation Authority, Revenue Bonds, Series D-2, 4.000% due 11/15/47	572,205
275,000	Monroe County Industrial Development Corp/NY, Revenue Bonds, 5.000% due 1/1/40	303,993
3,800,000	New York City Water & Sewer System, Revenue Bonds, 0.010% due 6/15/44[2]	3,800,000
1,900,000	New York City, NY, General Obligation Unlimited, Series F-3, 0.010% due 3/1/42[2]	1,900,000
1,000,000	New York City, NY, Municipal Water Finance Authority, Water And Sewer Sytem Revenue, Revenue Bonds, Series A-2, 0.010% due 6/15/44[2]	1,000,000
460,000	New York City,NY, Water and Sewer System Revenue, Revenue Bonds,Series BB2, 4.000% due 6/15/42	556,876
700,000	New York State, Dormitory Authority Revenue, Non State Supported Debt, Refunding, 5.000% due 12/1/32[3]	831,432
1,000,000	New York State, Dormitory Authority, Revenue Bonds,Series A, 5.000% due 3/15/40	1,268,180
490,000	New York State, Mortgage Agency, Homeowner Mortgage, Revenue Bonds, Refunding, Series 195, 4.000% due 10/1/46	524,545
1,415,000	New York State, Urban Development Corp., Revenue Bonds, 5.000% due 3/15/50	1,813,408
		17,706,505
	North Carolina — 0.3%
215,000	North Carolina Medical Care Commission, Revenue Bonds, 5.000% due 7/1/34	242,056
See Notes to Schedules of Portfolio Investments
80

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	North Carolina — (Continued)
$500,000	North Carolina State, Medical Care Commission, Retirement Facilities Revenue, Revenue Bonds, Series B, 5.000% due 4/1/47	$506,845
		748,901
	North Dakota — 0.2%
500,000	Ward County, ND, Healthcare Facilities Revenue, Revenue Bonds, Series C, 5.000% due 6/1/43	573,140
	Ohio — 3.2%
450,000	American Municipal Power, Inc., OH, Combination Hydroelectric Project, Revenue Bonds, Series A, 2.250% due 2/15/48[2]	450,617
750,000	Buckeye, OH, Tobacco Settlement Financing Authority, Revenue Bonds, Series B-2, 5.000% due 6/1/55	873,915
3,000,000	Buckeye, OH, Tobacco Settlement Financing Authority, Revenue Bonds, Series B-3, 0.000% due 6/1/57[1]	478,710
600,000	Centerville, OH, Healthcare Revenue, Refunding, 5.250% due 11/1/50	631,242
455,000	Cuyahoga County, OH, Hospital Revenue, Refunding, 5.500% due 2/15/52	540,117
345,000	Franklin Contry, OH, Revenue Bonds, Refunding, 5.250% due 11/15/55	382,453
450,000	Franklin Contry, OH, Revenue Bonds, Series A, 4.000% due 12/1/38	540,436
815,000	Licking County, OH, Health Care Facilities Authority Revenue, Refunding, Series A, 6.000% due 7/1/50	600,736
1,000,000	Lucas County, OH, Hospital Revenue, Promedica Healthcare Obligated Group, Revenue Bonds, Refunding, Series A, 5.250% due 11/15/48	1,163,120
475,000	Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding, 5.000% due 12/1/50	536,190
	Southeastern Ohio Port Authority Hospital Facilities, Revenue Bonds:
300,000	5.750% due 12/1/32	314,337
500,000	6.000% due 12/1/42	520,205
	State of Ohio, Revenue Bonds:
250,000	5.000% due 12/1/28[3]	284,520
250,000	5.000% due 12/1/38[3]	272,525
300,000	5.000% due 12/1/48[3]	321,333
420,000	State of Ohio, Revenue Bonds, Refunding, 5.000% due 12/1/33[3]	464,953
		8,375,409
	Oklahoma — 0.1%
85,000	Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise Revenue, Series A, 8.500% due 8/25/26[3]	88,929
250,000	Oklahoma, ST, Development Finance Authority, Healthcare System, Revenue Bonds, Series B, 5.500% due 8/15/57	298,467
		387,396
	Oregon — 0.3%
125,000	Clackamas County, Hospital Facility Authority, Oregon Senior Living, Revenue Bonds, Series A, 5.125% due 11/15/40	135,367
395,000	Polk County, Oregon Hospital Facility Authority, Revenue Bonds, Series A, 5.125% due 7/1/55	408,383
200,000	Yamhill County,Hospital Authority, Revenue Bonds, 0.000% due 11/15/24[1,3]	192,500
		736,250
See Notes to Schedules of Portfolio Investments
81

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — 4.3%
$375,000	Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds, 6.000% due 5/1/42[3]	$455,374
750,000	Berks County Industrial Development Authority, Tower Health Project, Revenue Bonds, 5.000% due 11/1/47	830,422
125,000	Chester County, PA, Industrial Development Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/15/51	141,704
500,000	Chester County, PA, Industrial Development Authority, Special Obligation Revenue, Woodlands at Greystone Project, Revenue Bonds, 5.000% due 3/1/38[3]	520,845
	Crawford County, PA, Hospital Authority, Revenue Bonds, Refunding, Series A:
400,000	6.000% due 6/1/36	448,880
250,000	6.000% due 6/1/46	274,883
500,000	Cumberland County Municipal Authority, Revenue Bonds, 5.000% due 1/1/29	557,635
1,000,000	Doylestown, PA, Hospital Authority, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/41	1,118,110
200,000	Franklin County, PA, Industrial Development Authority, Menno-Haven, Inc. Project, Revenue Bonds, Refunding, 5.000% due 12/1/43	215,492
350,000	Lancaster County, PA, Hospital Authority, Revenue Bonds, 5.000% due 3/1/45	377,772
445,000	Montgomery County, PA, Higher Education & Health Authority, Revenue Bonds, Refunding, 5.000% due 12/1/47	492,312
	Montgomery County, PA, Industrial Development Authority, Health System Revenue, Revenue Bonds, Refunding, Series A:
600,000	5.250% due 1/15/27	690,582
250,000	5.250% due 1/15/46	277,758
	Montgomery County, PA, Industrial Development Authority, Revenue Bonds, Refunding:
105,000	5.000% due 11/15/23	111,597
500,000	5.000% due 11/15/36	587,535
100,000	5.000% due 12/1/46	109,832
250,000	Montgomery County, PA, Industrial Development Authority, Waverly Heights, Ltd. Project, Revenue Bonds, Refunding, 5.000% due 12/1/44	281,783
	Northampton County Industrial Development Authority, Revenue Bonds:
250,000	5.000% due 11/1/44	266,195
300,000	5.000% due 11/1/49	317,850
2,225,000	Pennsylvania State, Housing Finance Agency, Revenue Bonds, (GNMA/FNMA/FHLMC Insured), 2.450% due 7/1/22[2]	2,245,336
115,000	Philadelphia Authority for Industrial Development, Revenue Bonds, 5.000% due 6/15/40[3]	133,985
495,000	Philadelphia Authority of Industrial Development, Revenue Bonds, Mast III Charter School Project, Series A, 6.500% due 6/15/54	520,542
150,000	Washington County, PA, Redevelopment Authority Revenue, Tax Allocation, Refunding, 5.000% due 7/1/28	160,556
100,000	Westmoreland County Industrial Development Authority, PA, Revenue Bonds, 4.000% due 7/1/25	111,468
		11,248,448
	Puerto Rico — 6.2%
	Cofina Class 2 Trust, Revenue Bonds, AMBAC Insured:
209,663	0.000% due 8/1/47[1]	58,630
323,124	0.000% due 8/1/54[1]	62,405
35,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, (AGMC Insured), 4.500% due 7/1/23	35,175
600,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, Series A, 5.000% due 7/1/41[6]	447,000
See Notes to Schedules of Portfolio Investments
82

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Puerto Rico — (Continued)
$2,000,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, 5.000% due 7/1/35[3]	$2,412,820
	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Series A:
55,000	5.125% due 7/1/37	57,750
2,420,000	5.250% due 7/1/42	2,544,025
350,000	Puerto Rico Commonwealth, General Obligation Unlimited, Refunding, Series A, (AGC-ICC Insured), 5.500% due 7/1/29	415,937
300,000	Puerto Rico Commonwealth, General Obligation Unlimited, Refunding, Series A, (AGMC Insured), 5.000% due 7/1/35	315,933
1,000,000	Puerto Rico Electric Power Authority, Power Revenue, Revenue Bonds, Series XX, 5.250% due 7/1/40[6]	853,750
25,000	Puerto Rico Electric Power Authority, Revenue Bonds, (AGMC Insured), 5.000% due 7/1/27	25,909
610,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series DDD, (AGMC Insured), 3.625% due 7/1/23	611,306
75,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series SS, (AGMC Insured), 5.000% due 7/1/30	77,854
550,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series UU, (AGMC Insured), (3M USD LIBOR * 0.67 + 0.52%), 0.679% due 7/1/29[5]	504,163
500,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2013A-RSA-1, 7.000% due 7/1/40[6]	450,000
85,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series A, 5.000% due 7/1/29	72,463
300,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series NN, (NPFG Insured), 4.750% due 7/1/33	302,193
510,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series RR, (AGC Insured), 5.000% due 7/1/28	528,834
175,000	Puerto Rico Highway and Transportation Authority, Revenue Bonds, (AGMC Insured), 6.250% due 7/1/21	178,539
10,000	Puerto Rico Highway and Transportation Authority, Revenue Bonds, (AMBAC Insured), 0.000% due 7/1/25[1]	8,390
455,000	Puerto Rico Highway and Transportation Authority, Revenue Bonds, Refunding, Series N, (AMBAC Insured), 2.491% due 7/1/28	433,265
800,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Auxilio Muto, Revenue Bonds, Series A, 6.000% due 7/1/33	811,032
250,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, International American University Project, Revenue Bonds, 5.000% due 10/1/31	259,535
430,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, International American University Project, Revenue Bonds, (NPFG Insured), 4.500% due 10/1/29	430,968
100,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Refunding, ANA G Mendez University Project, Revenue Bonds, 5.500% due 12/1/31	99,878
500,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, 5.000% due 3/1/36	499,410
540,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue,Revenue Bonds, Series A (AMBAC Insured), 0.000% due 7/1/37[1]	266,933
9,070	Puerto Rico Public Buildings Authority, Revenue Bonds, Refunding, Series L, (NPFG Insured), 5.500% due 7/1/21	9,145
See Notes to Schedules of Portfolio Investments
83

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Puerto Rico — (Continued)
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds, Series A-1:
$8,000	0.000% due 7/1/24[1]	$7,611
15,000	0.000% due 7/1/27[1]	13,499
14,000	0.000% due 7/1/29[1]	11,941
18,000	0.000% due 7/1/31[1]	14,178
21,000	0.000% due 7/1/33[1]	15,309
1,000,000	0.000% due 7/1/51[1]	228,680
1,375,000	5.000% due 7/1/58	1,564,351
1,000,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds, Series A-2, 4.784% due 7/1/58	1,121,990
185,000	University of Puerto Rico, Revenue Bonds, Refunding, Series P, (NPFG Insured), 5.000% due 6/1/25	187,425
	University of Puerto Rico, Revenue Bonds, Series Q:
100,000	5.000% due 6/1/25	97,750
150,000	5.000% due 6/1/36	145,125
		16,181,101
	Rhode Island — 1.2%
	Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding, Series B:
900,000	5.000% due 9/1/31	999,936
750,000	5.000% due 9/1/36	822,908
535,000	Rhode Island State, Housing and Mortgage Finance Corp., Revenue Bonds, Series 69-B, (GNMA / FNMA / FHLMC Insured), 4.000% due 10/1/48	594,326
5,000,000	Tobacco Settlement Financing Corp., RI, Revenue Bonds, Series A, 0.000% due 6/1/52[1]	798,850
		3,216,020
	South Carolina — 1.9%
2,760,004	Connector 2000 Association, Inc., Revenue Bonds, Series A-1, 0.000% due 1/1/42[1]	644,958
500,000	Connector 2000 Association, Inc., SC, Toll Road Revenue, Series A-1, 0.000% due 1/1/32[1]	239,735
270,000	South Carolina State, Housing Finance & Development Authority, Revenue Bonds, (GNMA / FNMA / FHLMC/ FHA Insured), 4.000% due 7/1/36	294,942
	South Carolina State, Jobs-Economic Development Authority, Health Facilities Revenue, Revenue Bonds, Refunding:
410,000	5.000% due 10/1/36[3]	432,062
1,090,000	5.000% due 10/1/41[3]	1,137,960
800,000	South Carolina State, Jobs-Economic Development Authority, Residential Facilities Revenue, Revenue Bonds, Refunding, 5.000% due 4/1/47	859,288
200,000	South Carolina State, Public Service Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/33	244,812
	South Carolina State, Public Service Authority, Revenue Bonds, Refunding, Series B:
500,000	5.000% due 12/1/37	617,170
500,000	5.000% due 12/1/41	612,885
5,000	South Carolina State, Public Service Authority, Revenue Bonds, Series E, 5.250% due 12/1/55	5,978
		5,089,790
	Texas — 3.5%
645,000	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Series A, 5.000% due 12/1/51	716,647
350,000	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Uplift Education, Series A, 2.750% due 12/1/26	359,159
See Notes to Schedules of Portfolio Investments
84

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)
$360,000	Fort Bend County, TX, Industrial Development Corp., NRG Energy, Inc., Revenue Bonds, Series A, 4.750% due 5/1/38	$382,514
1,510,000	Harris County, TX, Cultural Education Facilities Finance Corp., Brazos Presbyterian Homes Project, Revenue Bonds, Refunding, 5.000% due 1/1/48	1,640,539
150,000	Harris County, TX, Cultural Education Facilities Finance Corp., Revenue Bonds, Series A, 5.000% due 1/1/43	155,480
500,000	Matagorda County, TX, Navigation District No. 1, Revenue Bonds, Refunding (AMBAC Insured), 4.400% due 5/1/30	626,665
	New Hope Cultural Education Facilities Finance Corp., Revenue Bonds:
250,000	5.500% due 1/1/49	260,508
400,000	5.000% due 1/1/55	413,716
215,000	New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Series A, 5.000% due 7/1/40	226,202
950,000	New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facilities Revenue, Revenue Bonds, Refunding, 5.000% due 11/15/36	1,011,835
375,000	New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facilities Revenue, Revenue Bonds, Series A, 5.000% due 1/1/35	404,872
500,000	New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue Bonds, Series A, 5.000% due 4/1/42	505,515
	Newark Higher Education Finance Corp., TX, Education Revenue, Revenue Bonds:
300,000	5.000% due 6/15/33	308,061
500,000	5.000% due 6/15/38	511,810
230,000	Newark Higher Education Finance Corp., TX, Education Revenue, Revenue Bonds, Series A, 5.000% due 6/15/37	235,557
	Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities, Revenue Bonds, Refunding:
250,000	4.000% due 5/15/27	264,143
150,000	5.000% due 11/15/35	165,315
625,000	5.000% due 5/15/45	668,362
185,000	Texas State, Department of Housing and Community Affairs, Revenue Bonds, Series A, (GNMA Insured), 4.750% due 3/1/49	207,988
		9,064,888
	Utah — 0.3%
500,000	Hideout Local District No. 1, UT, Special Assessment, 6.750% due 8/1/37[3]	518,200
290,000	Mida Mountain Village Public Infrastructure District, Special Assessment, 5.000% due 8/1/50	325,821
		844,021
	Virginia — 2.8%
	Farmville, VA, Industrial Development Authority Facilities, Revenue Bonds, Refunding, Series A:
750,000	5.000% due 1/1/38	874,485
500,000	5.000% due 1/1/50	583,260
500,000	Hanover County, VA, Economic Development Authority, Care Facilities Revenue, Refunding, Covenant Woods, Revenue Bonds, 5.000% due 7/1/38	526,000
295,000	Henrico County, VA, Economic Development Authority Health Care Facilities Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 12/1/37	344,463
500,000	Henrico County, VA, Economic Development Authority, Residencial Care Facility Revenue, Revenue Bonds, Series A, 5.000% due 6/1/39	527,890
See Notes to Schedules of Portfolio Investments
85

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Virginia — (Continued)
$600,000	Henrico County, VA, Economic Development Authority, Residencial Care Facility Revenue, Revenue Bonds, Series C, 5.000% due 12/1/47	$685,938
500,000	Newport News, VA, Industrial Development Authority, Health System Revenue, Revenue Bonds, Series A, 5.000% due 7/1/46[3]	568,140
1,000,000	Newport News, VA, Industrial Development Authority, System Revenue, Revenue Bonds, 5.330% due 7/1/45[3]	1,110,820
750,000	Norfolk, VA, Redevelopment and Housing Authority, Revenue Bonds, Series A, 5.250% due 1/1/54	800,092
	Virginia Small Business Financing Authority, Revenue Bonds:
500,000	5.000% due 1/1/32	619,350
250,000	4.000% due 1/1/45	278,825
500,000	Virginia State, Small Business Financing Authority, Residential Care Facility Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 6/1/42	528,715
		7,447,978
	Washington — 1.5%
235,000	Kalispel Tribe of Indians Priority District, WA, Revenue Bonds, Series B, 5.250% due 1/1/38[3]	268,577
250,000	Washington State Convention Center Public Facilities District, Revenue Bonds, 5.000% due 7/1/58	295,475
	Washington State, Health Care Facilities Authority, Revenue Bonds:
200,000	5.000% due 8/1/30	259,048
300,000	5.000% due 8/15/34	362,982
1,000,000	5.000% due 12/1/36	1,138,240
625,000	Washington State, Housing Finance Commission, Refunding, Judson Park Project, Revenue Bonds, 5.000% due 7/1/38[3]	678,300
	Washington State, Housing Finance Commission, Rockwood Retirement Communitie, Revenue Bonds:
500,000	5.000% due 1/1/55[3]	518,830
500,000	5.000% due 1/1/56[3]	518,495
		4,039,947
	West Virginia — 0.1%
250,000	West Virginia State, Hospital Finance Authority, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/43	299,647
	Wisconsin — 3.6%
	Public Finance Authority, Revenue Bonds:
375,000	5.000% due 6/1/29[3]	416,794
130,000	5.000% due 6/1/34	149,863
250,000	5.000% due 1/1/35	292,755
750,000	5.000% due 1/1/46	861,097
135,000	5.000% due 6/1/49	150,757
500,000	Public Finance Authority, WI, Charter School Portfolio Project, Revenue Bonds, Series A-1, 5.000% due 1/1/55[3]	525,655
500,000	Public Finance Authority, WI, Charter School Revenue, Revenue Bonds, Series A, 5.375% due 7/15/47[3]	550,990
	Public Finance Authority, WI, Retirement Facility Revenue, Revenue Bonds, Refunding:
250,000	5.000% due 9/1/49[3]	258,988
500,000	5.000% due 9/1/54[3]	559,035
	Public Finance Authority, WI, Revenue Bond:
250,000	5.000% due 12/1/45[3]	279,002
135,000	5.000% due 4/1/50[3]	153,932
260,000	Public Finance Authority, WI, Revenue Bonds, Refunding, 5.875% due 4/1/45	290,989
325,000	Public Finance Authority, WI, School Education Revenue, Revenue Bonds, 4.000% due 6/15/29[3]	340,834
See Notes to Schedules of Portfolio Investments
86

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Wisconsin — (Continued)
$350,000	Public Finance Authority, WI, Senior Living Revenue, Mary’s Woods at Marylhurst Project, Revenue Bonds, Refunding, Series A, 5.250% due 5/15/37[3]	$378,154
70,000	Public Finance Authority, WI, Senior Living Revenue, Rose Village Project, Revenue Bonds, Series A, 5.000% due 11/15/24[3]	72,986
500,000	Public Finance Authority, WI, Student Housing, Revenue Bonds (AGMC Insured), 5.000% due 7/1/53	583,745
1,060,000	Public Finance Authority, WI, Student Housing, Revenue Bonds, Series A, 5.000% due 7/1/25	1,166,880
	Wisconsin State, Health & Educational Facilities Authority Revenue, Revenue Bonds, Refunding:
955,000	5.000% due 6/1/41	1,024,257
390,000	0.170% due 2/15/53[2]	390,000
865,000	Wisconsin State, Housing and Economic Development Authority, Home Ownership Revenue, Revenue Bonds, Series D, 4.000% due 3/1/47	956,197
		9,402,910
	Other Territory — 0.3%
726,895	Federal Home Loan Mortgage Corporation Multifamily ML-05 Certificates, Revenue Bonds, Class AUS, 3.400% due 1/25/36	856,901
	TOTAL MUNICIPAL BONDS (Cost $235,424,456)	251,836,760
TOTAL INVESTMENTS (Cost $235,424,456)	96.2%	$251,836,760
OTHER ASSETS IN EXCESS OF LIABILITIES	3.8	9,876,558
NET ASSETS	100.0%	$261,713,318

*	Percentages indicated are based on net assets.
[1]	Zero Coupon Bond.
[2]	Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of January 31, 2021.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified buyers. At January 31, 2021, these securities, which are not illiquid, amounted to $37,494,923 or 14.3% of net assets for the Fund.
[4]	When-issued security.
[5]	Floating Rate Bond. Rate shown is as of January 31, 2021.
[6]	This security is in default. See Note 1.

Abbreviations:
AGC — Assurance Guaranty Corporation
AGC-ICC — Assured Guaranty Corporation Insured Custody Certificates
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
BAM — Build America Mutual
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MBIA — Municipal Bond Investors Assurance
NPFG — National Public Finance Guarantee Corporation
SIFMA — Securities Industry and Financial Markets Association
See Notes to Schedules of Portfolio Investments
87

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited)
1.  Organization and Significant Accounting Policies
As of January 31, 2021, The Glenmede Fund, Inc. (the “Fund”) consists of eighteen portfolios: the Quantitative U.S. Large Cap Core Equity Portfolio, the Quantitative U.S. Large Cap Growth Equity Portfolio, the Quantitative U.S. Large Cap Value Equity Portfolio, the Quantitative U.S. Small Cap Equity Portfolio, the Quantitative International Equity Portfolio, the Responsible ESG U.S. Equity Portfolio, the Women in Leadership U.S. Equity Portfolio, the Quantitative U.S. Long/Short Equity Portfolio, the Quantitative U.S. Total Market Equity Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Large Cap Value Portfolio, the Equity Income Portfolio, the Secured Options Portfolio, the Global Secured Options Portfolio, the Core Fixed Income Portfolio, the Short Term Tax Aware Fixed Income Portfolio and the High Yield Municipal Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class. Since June 30, 2015, the Quantitative U.S. Large Cap Core Equity Portfolio and the Quantitative U.S. Large Cap Growth Equity Portfolio have offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional classes commenced operations on December 30, 2015 and November 5, 2015, respectively. Since July 14, 2016, the Secured Options Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional Class shares of the Secured Options Portfolio commenced operations on November 9, 2016. Since February 14, 2019, Quantitative U.S. Long/Short Equity Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. As of that date, the existing class of the Quantitative U.S. Long/Short Equity Portfolio changed its name to the Advisor Class. The Institutional Class shares of the Quantitative U.S. Long/Short Equity Portfolio commenced operations on September 13, 2019. The High Yield Municipal Portfolio, the Responsible ESG U.S. Equity Portfolio and the Women in Leadership U.S. Equity Portfolio commenced operations on December 22, 2015. The Short Term Tax Aware Fixed Income Portfolio commenced operations on June 29, 2016. The Equity Income Portfolio commenced operations on December 21, 2016. The Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio commenced operations on November 13, 2017.
Valuation of Securities:  Equity securities and options listed on a U.S. securities exchange, including exchange-traded funds (“ETFs”), for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. These securities are typically categorized as Level 1 in the fair value hierarchy. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”) and are typically categorized as Level 1 in the fair value hierarchy. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price and are typically categorized as Level 2. If no sales are reported, exchange traded options are valued at the mean of the bid and ask price and are typically categorized as Level 2. Options traded over-the-counter are valued using prices supplied by dealers and are typically categorized as Level 2. Securities and options listed on a foreign exchange and unlisted foreign securities that are traded on the valuation date are valued at the last quoted sales price available before the time when assets are valued and are typically categorized as Level 1. Investments in open-end registered investment companies are valued at their respective net asset values ("NAVs") as reported by such companies, and are typically categorized as Level 1.
Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. Such securities are typically categorized as Level 2 in the fair value hierarchy. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula. In such instances, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities and are based on observable inputs, these securities are typically categorized as Level 2. Debt securities purchased with maturities of 60 days or less at the time of purchase are valued at amortized cost and are typically categorized as Level 2. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.
When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.
Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standard Codification ("ASC") Topic 820, “Fair Value Measurements" defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in
88

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited) — (Continued)
pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:
Level 1 — quoted prices in active markets for identical investments;
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.
The Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio and Equity Income Portfolio had all investments with corresponding industries at Level 1 except repurchase agreements which were at Level 2, at January 31, 2021. The High Yield Municipal Portfolio had all investments with corresponding states at Level 2 at January 31, 2021.
The Portfolios did not recognize any Level 3 transfers as of the quarter ended January 31, 2021. Transfers into and out of a level are typically recognized at the end of the reporting period.
The following is a summary of the inputs used as of January 31, 2021 in valuing the assets and liabilities of the Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Secured Options Portfolio, Global Secured Options Portfolio, Core Fixed Income Portfolio and Short Term Tax Aware Fixed Income Portfolio:
Quantitative U.S. Small Cap Equity Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Air Freight & Logistics	$6,581	$—	$—	$6,581
Auto Components	12,407	—	—	12,407
Banks	127,235	—	—	127,235
Beverages	10,243	—	—	10,243
Biotechnology	144,107	—	—	144,107
Building Products	46,502	—	—	46,502
Capital Markets	37,782	—	—	37,782
Chemicals	9,121	—	—	9,121
Commercial Services & Supplies	20,800	—	—	20,800
Communications Equipment	17,278	—	—	17,278
Construction & Engineering	26,032	—	—	26,032
Consumer Finance	12,178	—	—	12,178
Containers & Packaging	10,150	—	—	10,150
Diversified Consumer Services	25,945	—	—	25,945
Diversified Telecommunication Services	14,131	—	—	14,131
Electric Utilities	13,263	—	—	13,263
Electronic Equipment, Instruments & Components	24,202	—	—	24,202
Equity Real Estate Investment Trusts	64,594	—	—	64,594
Food & Staples Retailing	16,563	—	—	16,563
Gas Utilities	21,816	—	—	21,816
Health Care Equipment & Supplies	47,327	—	—	47,327
Health Care Providers & Services	40,617	—	—	40,617
89

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited) — (Continued)
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Health Care Technology	$12,045	$—	$—	$12,045
Household Durables	33,216	—	—	33,216
Household Products	12,432	—	—	12,432
Insurance	24,166	—	—	24,166
Interactive Media & Service	9,594	—	—	9,594
IT Services	58,466	—	—	58,466
Leisure Equipment & Products	13,214	—	—	13,214
Life Sciences Tools & Services	8,905	—	—	8,905
Machinery	8,039	—	—	8,039
Media	22,034	—	—	22,034
Metals & Mining	19,592	—	—	19,592
Mortgage Real Estate Investment Trust	6,557	—	—	6,557
Multi-line Retail	9,310	—	—	9,310
Multi-Utilities	4,729	—	—	4,729
Oil, Gas & Consumable Fuels	31,422	—	—	31,422
Paper & Forest Products	8,901	—	—	8,901
Personal Products	5,010	—	—	5,010
Pharmaceuticals	11,609	—	0*	11,609
Professional Services	17,779	—	—	17,779
Real Estate Management & Development	10,678	—	—	10,678
Semiconductors & Semiconductor Equipment	44,443	—	—	44,443
Software	30,487	—	—	30,487
Specialty Retail	33,987	—	—	33,987
Textiles, Apparel & Luxury Goods	6,366	—	—	6,366
Trading Companies & Distributors	53,738	—	—	53,738
Total Common Stocks	1,245,593	—	—	1,245,593
Repurchase Agreement	—	18,082	—	18,082
Investment of Security Lending Collateral	6,622	—	—	6,622
Total Investments	1,252,215	18,082	0	1,270,297
Total	$1,252,215	$18,082	$0	$1,270,297
* Includes one security priced at $0.
Quantitative International Equity Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$256,952	$—	$—	$256,952
Air Freight & Logistics	546,689	—	—	546,689
Automobiles	1,540,592	—	—	1,540,592
Banks	5,971,880	—	—	5,971,880
Beverages	825,221	—	—	825,221
Capital Markets	2,079,204	—	—	2,079,204
Chemicals	2,401,169	—	—	2,401,169
Commercial Services & Supplies	539,332	—	—	539,332
Construction Materials	2,201,180	—	—	2,201,180
Diversified Telecommunication Services	1,866,963	—	—	1,866,963
90

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited) — (Continued)
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Electric Utilities	$1,384,909	$—	$—	$1,384,909
Electrical Equipment	1,460,568	—	—	1,460,568
Electronic Equipment, Instruments & Components	1,694,384	—	—	1,694,384
Entertainment	853,003	—	—	853,003
Food & Staples Retailing	1,558,440	—	—	1,558,440
Food Products	410,627	—	—	410,627
Health Care Providers & Services	1,508,050	—	—	1,508,050
Household Durables	2,607,757	—	—	2,607,757
Household Products	272,765	—	—	272,765
Insurance	1,999,334	—	—	1,999,334
Internet & Direct Marketing Retail	420,665	—	—	420,665
IT Services	1,834,789	—	—	1,834,789
Leisure Equipment & Products	383,841	—	—	383,841
Machinery	1,616,981	—	—	1,616,981
Multi-Utilities	296,208	—	—	296,208
Oil, Gas & Consumable Fuels	1,489,676	—	—	1,489,676
Paper & Forest Products	259,595	—	—	259,595
Personal Products	1,459,200	—	—	1,459,200
Pharmaceuticals	4,379,286	—	—	4,379,286
Professional Services	446,534	—	—	446,534
Real Estate Management & Development	1,448,755	—	—	1,448,755
Road & Rail	—	1,303,198	—	1,303,198
Semiconductors & Semiconductor Equipment	1,424,697	—	—	1,424,697
Tobacco	2,269,319	—	—	2,269,319
Trading Companies & Distributors	1,322,400	—	—	1,322,400
Wireless Telecommunication Services	1,080,876	—	—	1,080,876
Total Common Stocks	52,111,841	1,303,198	—	53,415,039
Investment of Security Lending Collateral	11,624,856	—	—	11,624,856
Total Investments	63,736,697	1,303,198	—	65,039,895
Total	$63,736,697	$1,303,198	$—	$65,039,895
Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$18,383,947	$—	$—	$18,383,947
U.S. Treasury Bills	—	109,974,515	—	109,974,515
Repurchase Agreement	—	4,182,446	—	4,182,446
Purchased Options
Calls	658,922,000	—	—	658,922,000
Puts	774,700	—	—	774,700
Total Purchased Options	659,696,700	—	—	659,696,700
Total Investments	678,080,647	114,156,961	—	792,237,608
Total	$678,080,647	$114,156,961	$—	$792,237,608
91

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited) — (Continued)
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Call	$(415,763,800)	$—	$—	$(415,763,800)
Puts	(11,268,500)	—	—	(11,268,500)
Total Written Options	(427,032,300)	—	—	(427,032,300)
Total	$(427,032,300)	$—	$—	$(427,032,300)
Global Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Fund	$186,585	$—	$—	$186,585
U.S. Treasury Bills	—	2,699,428	—	2,699,428
Repurchase Agreement	—	1,512,827	—	1,512,827
Purchased Options
Calls	16,203,000	—	—	16,203,000
Puts	19,050	—	—	19,050
Total Purchased Options	16,222,050	—	—	16,222,050
Total Investments	16,408,635	4,212,255	—	20,620,890
Total	$16,408,635	$4,212,255	$—	$20,620,890
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Call	$(10,223,700)	$—	$—	$(10,223,700)
Puts	(228,450)	—	—	(228,450)
Total Written Options	(10,452,150)	—	—	(10,452,150)
Total	$(10,452,150)	$—	$—	$(10,452,150)
92

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited) — (Continued)
Core Fixed Income Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency Notes
Federal Home Loan Bank	$—	$34,459,353	$—	$34,459,353
Federal National Mortgage Association	—	29,791,740	—	29,791,740
Total Agency Notes	—	64,251,093	—	64,251,093
Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	50,205,185	—	50,205,185
Federal National Mortgage Association	—	90,309,200	—	90,309,200
Government National Mortgage Association	—	823,365	—	823,365
Total Mortgage-Backed Securities	—	141,337,750	—	141,337,750
Corporate Notes
Banking	—	28,664,437	—	28,664,437
Beverages, Food & Tobacco	—	13,062,692	—	13,062,692
Communications	—	18,660,861	—	18,660,861
Computer Software & Processing	—	30,654,101	—	30,654,101
Heavy Machinery	—	4,787,873	—	4,787,873
Insurance	—	5,605,395	—	5,605,395
Pharmaceuticals	—	10,275,151	—	10,275,151
Total Corporate Notes	—	111,710,510	—	111,710,510
U.S. Treasury Notes/Bonds	—	95,936,758	—	95,936,758
Repurchase Agreement	—	21,586,277	—	21,586,277
Investment of Security Lending Collateral	3,779,115	—	—	3,779,115
Total Investments	3,779,115	434,822,388	—	438,601,503
Total	$3,779,115	$434,822,388	$—	$438,601,503
Short Term Tax Aware Fixed Income Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Notes
Health Care Services	$—	$255,897	$—	$255,897
Municipal Bonds
Alabama	—	889,921	—	889,921
Arizona	—	993,663	—	993,663
California	—	1,076,521	—	1,076,521
Colorado	—	1,055,503	—	1,055,503
Connecticut	—	1,665,074	—	1,665,074
District of Columbia	—	1,166,220	—	1,166,220
Florida	—	2,132,442	—	2,132,442
Georgia	—	208,270	—	208,270
Illinois	—	2,321,974	—	2,321,974
Kentucky	—	1,109,330	—	1,109,330
Louisiana	—	1,244,276	—	1,244,276
Maryland	—	584,410	—	584,410
93

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited) — (Continued)
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Michigan	$—	$3,558,093	$—	$3,558,093
Minnesota	—	838,435	—	838,435
Mississippi	—	503,810	—	503,810
Nebraska	—	100,361	—	100,361
Nevada	—	516,704	—	516,704
New Jersey	—	2,645,673	—	2,645,673
New York	—	4,177,553	—	4,177,553
North Carolina	—	103,121	—	103,121
Ohio	—	2,027,244	—	2,027,244
Pennsylvania	—	8,841,267	—	8,841,267
Rhode Island	—	423,256	—	423,256
South Carolina	—	350,035	—	350,035
South Dakota	—	230,396	—	230,396
Tennessee	—	605,250	—	605,250
Texas	—	5,537,307	—	5,537,307
Virginia	—	1,045,401	—	1,045,401
Washington	—	3,169,616	—	3,169,616
Wisconsin	—	1,177,165	—	1,177,165
Wyoming	—	410,740	—	410,740
Total Municipal Bonds	—	50,709,031	—	50,709,031
Repurchase Agreement	—	3,522,359	—	3,522,359
Investment of Security Lending Collateral	261,875	—	—	261,875
Registered Investment Companies	282,600	—	—	282,600
Total Investments	544,475	54,487,287	—	55,031,762
Total	$544,475	$54,487,287	$—	$55,031,762
COVID-19:  In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund’s Portfolios, including political, social and economic risks. Any such impact could adversely affect the Portfolios’ performance, the performance of the securities in which the Portfolios invest and may lead to losses on your investment in the Fund’s Portfolio(s). The ultimate impact of COVID-19 on the financial performance of the Portfolios’ investments is not reasonably estimable at this time.
Repurchase Agreements:  Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the applicable Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the applicable Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. Each Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which each Portfolio enters into repurchase agreements to evaluate potential risks.
Master Repurchase Agreements (“MRA”) permit a Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the applicable Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be
94

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited) — (Continued)
paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty. The gross value and related collateral received for each Portfolio’s investments in repurchase agreements as of January 31, 2021 are presented in each Portfolio’s Schedule of Portfolio Investments.
As of January 31, 2021, the following table is a summary of the Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:
Quantitative U.S. Large Cap Core Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$511,861	$(511,861)	$—	$—	$—
Quantitative U.S. Large Cap Growth Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$1,915,724	$(1,915,724)	$—	$—	$—
Quantitative U.S. Large Cap Value Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$14,100	$(14,100)	$—	$—	$—
Quantitative U.S. Small Cap Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$18,082	$(18,082)	$—	$—	$—
Responsible ESG U.S. Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$186,688	$(186,688)	$—	$—	$—
Women in Leadership U.S. Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$139,975	$(139,975)	$—	$—	$—
Quantitative U.S. Long/Short Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$3,880,084	$(3,880,084)	$—	$—	$—
95

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited) — (Continued)
Quantitative U.S. Total Market Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$57,622	$(57,622)	$—	$—	$—
Strategic Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$1,379,890	$(1,379,890)	$—	$—	$—
Small Cap Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$25,130,220	$(25,130,220)	$—	$—	$—
Large Cap Value Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$433,916	$(433,916)	$—	$—	$—
Equity Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$66,987	$(66,987)	$—	$—	$—
Secured Options Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$4,182,446	$(4,182,446)	$—	$—	$—
Global Secured Options Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$1,512,827	$(1,512,827)	$—	$—	$—
Core Fixed Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$21,586,277	$(21,586,277)	$—	$—	$—
Short Term Tax Aware Fixed Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$3,522,359	$(3,522,359)	$—	$—	$—
96

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited) — (Continued)
(a) The value of the related collateral exceeded the value of the net position in the repurchase agreements as of January 31, 2021. The total value of the non-cash collateral received is disclosed in the Schedules of Portfolio Investments.
(b) Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.
Foreign Currency Translation:  The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of each Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations in the market prices of portfolio securities sold during the period.
Foreign Securities:  The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, Equity Income Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Secured Options Portfolio, Global Secured Options Portfolio and Quantitative International Equity Portfolio may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.
Options Transactions:  The Strategic Equity Portfolio, Large Cap Value Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Secured Options Portfolio and Global Secured Options Portfolio are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities each Portfolio owns or expects to own. The Secured Options Portfolio and Global Secured Options Portfolio use option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Strategic Equity Portfolio, Large Cap Value Portfolio and Quantitative U.S. Long/Short Equity Portfolio did not enter into any options transactions during the period ended January 31, 2021. During the period ended January 31, 2021, the Secured Options Portfolio and the Global Secured Options Portfolio wrote put and call options and purchased put and call options in an attempt to achieve their respective investment objective and strategies. As of January 31, 2021, the Secured Options Portfolio and Global Secured Options Portfolio pledged cash in the amount of $17,404,143 and $926,515 respectively, to brokers, as collateral for written options. In addition, security collateral (U.S. Treasury Bills and exchange-traded funds) valued at $118,361,678 and $2,699,428 was pledged as collateral by Secured Options Portfolio and Global Secured Options Portfolio, respectively.
Lending of Portfolio Securities:  Each Portfolio, using State Street as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. Each applicable Portfolio receives cash collateral (which may be invested by the lending agent in short-term instruments) and/or non-cash collateral (which may include U.S. Treasuries and/or U.S. Government Agency securities), in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the applicable Portfolio on the next business day. On behalf of the Quantitative U.S. Long/Short Equity Portfolio and the Quantitative U.S. Total Market Equity Portfolio, some or all of the cash collateral may be used to finance short sales. The cash collateral received for the Quantitative U.S. Long/Short Equity
97

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited) — (Continued)
Portfolio was not used to finance short sales during the period ended January 31, 2021. During the period ended January 31, 2021, the cash collateral received by the Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Small Cap Equity Portfolio, Core Fixed Income Portfolio and Short Term Tax Aware Fixed Income Portfolio was invested in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Government Money Market Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the cash collateral at period end is included at the end of each applicable Schedule of Portfolio Investments . Non-cash collateral detail is not disclosed in the Schedules of Portfolio Investments as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Such loans would involve risks of delay in receiving additional collateral in the event that the collateral decreased below the value of the securities loaned or risks of the loss of rights in the collateral should the borrower of the securities fail financially.
As of January 31, 2021, the following Portfolios had outstanding loans of securities to certain approved brokers for which such Portfolios received collateral:
Portfolio	Market Value of Loaned Securities	Market Value of Cash Collateral	Market Value of Non-Cash Collateral	% of Total Assets on Loan
Quantitative U.S. Small Cap Equity Portfolio	$17,068	$6,622	12,128	1.34
Quantitative International Equity Portfolio	13,487,092	11,624,856	2,428,367	20.32
Quantitative U.S. Long/Short Equity Portfolio	2,655,591	1,218,000	1,569,675	1.88
Quantitative U.S. Total Market Equity Portfolio	923,103	—	996,260	2.17
Small Cap Equity Portfolio	14,302,891	820,394	14,144,616	1.16
Core Fixed Income Portfolio	3,703,622	3,779,115	—	0.84
Short Term Tax Aware Fixed Income Portfolio	256,875	261,875	—	0.46
Real Estate Investment Trusts:  The Portfolios may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.
A shareholder in a Portfolio, by investing in REITs through the Portfolio, will bear not only the shareholder’s proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Portfolio’s Schedule of Portfolio Investments for REIT securities held as of January 31, 2021.
Securities Sold Short:  The Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio may engage in short sales, which are sales by the applicable Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. Each Portfolio is required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in an amount at least equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash collateral used to finance short sales until the Portfolio replaces a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of January 31, 2021, the Quantitative U.S. Long/Short Equity Portfolio pledged cash in the amount of $56,777,532 to State Street, as collateral for short sales. The Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio also pledged securities in the amount of $12,512,624, and $11,765,264, respectively, to State Street, as collateral for short sales. In addition, State Street has a perfected security interest in a portion of each such Portfolio’s assets.
98

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited) — (Concluded)
Investment Company Securities and Exchange-Traded Funds:  Subject to applicable regulatory requirements, each Portfolio may invest in shares of other registered investment companies, including ETFs. Currently, pursuant to orders issued by the SEC to certain ETFs and procedures approved by the Board, each Portfolio may seek to invest in certain ETFs beyond the statutory limitations, provided the Portfolio complies with certain conditions of the SEC orders and any applicable investment limitations. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ.
Fixed Income and Municipal Securities:  The Core Fixed Income Portfolio, High Yield Municipal Portfolio and Short Term Tax Aware Fixed Income Portfolio invest in fixed income securities. The value of fixed income securities tends to fluctuate with changes in interest rates. Generally, their value will decrease when interest rates rise and increase when interest rates fall. Fixed income securities are also subject to the risk that an issuer will be unable to make principal and interest payments when due which could adversely impact a Portfolio’s return and NAV. Changes in the credit rating of a debt security held by a Portfolio could have a similar effect. Fixed income securities with longer maturities are more susceptible to interest rate fluctuations than those with shorter maturities. Although governmental financial regulators, including the Federal Reserve, have taken steps to maintain historically low interest rates; the Federal Reserve could raise interest rates at any time.
The High Yield Municipal Portfolio invests primarily in municipal securities and during the period, the Short Term Tax Aware Fixed Income Portfolio invested primarily in short term municipal securities. The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory. In addition, since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-exempt municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Securities Transactions and Investment Income:  Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded “net of withholding tax” as soon thereafter as a Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts using the effective interest method.
Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.
Other. In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.
2.  Subsequent Events
On December 18, 2020 the Board of Directors of The Glenmede Fund, Inc. and its Fund Advisor issued a plan of liquidation for the Large Cap Value Portfolio which took effect on February 26, 2021. Aside from this notice, and subsequent to January 31, 2021 through the date the schedules of investments were filed with the Securities and Exchange Commission, there have been no other transactions or events that would require additional disclosure.
99